UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6332
                                                      ---------

                           Rochester Portfolio Series
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

    JUNE 30, 2008

                  (LIMITED TERM NEW YORK MUNICIPAL FUND LOGO)

--------------------------------------------------------------------------------

      Limited Term                                    Management
      New York                                       Commentaries
      Municipal Fund                                     and
                                                      Semiannual
                                                        Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

          An Interview with Your Fund's Managers

          Listing of Top Holdings

      SEMIANNUAL REPORT

          Listing of Investments

          Financial Statements

      "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

                 -- RONALD H. FIELDING , CHIEF STRATEGIST, SENIOR VICE PRESIDENT
                        AND SENIOR PORTFOLIO MANAGER, OPPENHEIMERFUNDS/ROCHESTER

                                                         (OPPENHEIMERFUNDS LOGO)

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN CATEGORIES
---------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                       19.0%
---------------------------------------------------------------------------------
Hospital/Health Care                                                      12.0
---------------------------------------------------------------------------------
General Obligation                                                         8.8
---------------------------------------------------------------------------------
Government Appropriation                                                   8.3
---------------------------------------------------------------------------------
Marine/Aviation Facilities                                                 7.5
---------------------------------------------------------------------------------
Electric Utilities                                                         5.6
---------------------------------------------------------------------------------
Highways/Commuter Facilities                                               4.5
---------------------------------------------------------------------------------
Higher Education                                                           4.0
---------------------------------------------------------------------------------
Multifamily Housing                                                        3.5
---------------------------------------------------------------------------------
Municipal Leases                                                           3.2

Portfolio holdings are subject to change. Percentages are as of June 30, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION
---------------------------------------------------------------------------------
AAA                                                                       11.2%
---------------------------------------------------------------------------------
AA                                                                        34.0
---------------------------------------------------------------------------------
A                                                                         15.0
---------------------------------------------------------------------------------
BBB                                                                       35.3
---------------------------------------------------------------------------------
BB or lower                                                                4.5

Allocations are subject to change. Percentages are as of June 30, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund's securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 8.0% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

                   17 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF LIMITED TERM NEW YORK MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

      CLASS B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                   18 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                   19 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING         ENDING           EXPENSES
                                                       ACCOUNT           ACCOUNT          PAID DURING
                                                       VALUE             VALUE            6 MONTHS ENDED
ACTUAL                                                 JANUARY 1, 2008   JUNE 30, 2008    JUNE 30, 2008
----------------------------------------------------------------------------------------------------------
Class A                                                $ 1,000.00        $ 1,001.40       $ 4.64
----------------------------------------------------------------------------------------------------------
Class B                                                  1,000.00            997.50         8.58
----------------------------------------------------------------------------------------------------------
Class C                                                  1,000.00            997.60         8.43

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------------------------------
Class A                                                  1,000.00          1,020.24         4.68
----------------------------------------------------------------------------------------------------------
Class B                                                  1,000.00          1,016.31         8.66
----------------------------------------------------------------------------------------------------------
Class C                                                  1,000.00          1,016.46         8.51

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, based on the 6-month period ended June 30, 2008 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                0.93%
---------------------------------
Class B                1.72
---------------------------------
Class C                1.69

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                   20 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                        EFFECTIVE
      AMOUNT                                                              COUPON      MATURITY       MATURITY*            VALUE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--103.8%
--------------------------------------------------------------------------------------------------------------------------------

NEW YORK--84.2%
$     20,000   Albany County, NY Airport Authority 1                      5.125%    12/15/2019     12/15/2010 A   $     20,364
--------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Albany County, NY IDA
               (Albany College of Pharmacy)                               5.250     12/01/2019     12/01/2019        1,476,555
--------------------------------------------------------------------------------------------------------------------------------
       5,000   Albany, NY GO 1                                            7.000     01/15/2010     01/01/2009 A          5,019
--------------------------------------------------------------------------------------------------------------------------------
     250,000   Albany, NY Hsg. Authority                                  6.250     10/01/2012 2   10/01/2008 A        250,480
--------------------------------------------------------------------------------------------------------------------------------
     200,000   Albany, NY Hsg. Authority (Lark Drive)                     5.200     12/01/2013     12/01/2010 A        203,972
--------------------------------------------------------------------------------------------------------------------------------
     150,000   Albany, NY Hsg. Authority (Lark Drive)                     5.400     12/01/2018     12/01/2010 A        151,577
--------------------------------------------------------------------------------------------------------------------------------
   1,365,000   Albany, NY IDA (Brighter Choice Charter School)            4.500     04/01/2018     04/11/2017 B      1,275,156
--------------------------------------------------------------------------------------------------------------------------------
   5,335,000   Albany, NY IDA (Charitable Leadership)                     5.500     07/01/2011     07/13/2010 B      5,459,999
--------------------------------------------------------------------------------------------------------------------------------
   8,810,000   Albany, NY IDA (Charitable Leadership)                     6.000     07/01/2019 2   07/01/2013 A      8,785,420
--------------------------------------------------------------------------------------------------------------------------------
   2,660,000   Albany, NY IDA (Daughters of Sarah
               Nursing Home)                                              5.250     10/20/2021     04/20/2014 A      2,760,761
--------------------------------------------------------------------------------------------------------------------------------
   1,260,000   Albany, NY IDA (H. Johnson Office Park)                    5.750     03/01/2018     07/16/2014 B      1,239,613
--------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Albany, NY IDA (St. Peter's Hospital)                      5.750     11/15/2022     11/15/2017 A      3,109,740
--------------------------------------------------------------------------------------------------------------------------------
  10,495,000   Albany, NY IDA (University at Albany
               Foundation Student Hsg. Corp.) 3                           7.000 4   11/01/2032     07/03/2008 C     10,495,000
--------------------------------------------------------------------------------------------------------------------------------
   8,325,000   Albany, NY IDA (University at Albany
               Foundation Student Hsg. Corp.) 1                           7.000 4   11/01/2032     07/03/2008 C      8,325,000
--------------------------------------------------------------------------------------------------------------------------------
   8,870,000   Albany, NY IDA (University at Albany
               Foundation Student Hsg. Corp.) 1                           7.000 4   11/01/2032     07/03/2008 C      8,870,000
--------------------------------------------------------------------------------------------------------------------------------
  16,730,000   Albany, NY IDA (University at Albany
               Foundation Student Hsg. Corp.) 1                           7.000 4   11/01/2032     07/03/2008 C     16,730,000
--------------------------------------------------------------------------------------------------------------------------------
   1,935,000   Albany, NY Municipal Water Finance Authority 1             5.250     12/01/2017     12/01/2008 A      1,938,735
--------------------------------------------------------------------------------------------------------------------------------
     200,000   Albany, NY Municipal Water Finance Authority 1             5.250     12/01/2019     12/01/2008 A        200,302
--------------------------------------------------------------------------------------------------------------------------------
   2,915,000   Albany, NY Municipal Water Finance Authority 1             5.250     12/01/2020     12/01/2008 A      2,919,402
--------------------------------------------------------------------------------------------------------------------------------
     240,000   Albany, NY Municipal Water Finance Authority 1             5.250     12/01/2021     12/01/2008 A        240,362
--------------------------------------------------------------------------------------------------------------------------------
   3,235,000   Albany, NY Municipal Water Finance Authority 1             5.250     12/01/2022     12/01/2008 A      3,238,688
--------------------------------------------------------------------------------------------------------------------------------
   2,590,000   Albany, NY Municipal Water Finance Authority 1             5.250     12/01/2023     12/01/2008 A      2,592,953
--------------------------------------------------------------------------------------------------------------------------------
     890,000   Albany, NY Parking Authority                               5.625     07/15/2020 2   07/15/2011 A        917,813
--------------------------------------------------------------------------------------------------------------------------------
     445,000   Albany, NY Parking Authority                               5.625     07/15/2025 2   07/15/2011 A        456,196
--------------------------------------------------------------------------------------------------------------------------------
     140,000   Allegany County, NY IDA (Houghton College)                 5.000     01/15/2010     01/15/2009 A        141,557
--------------------------------------------------------------------------------------------------------------------------------
   4,380,000   Allegany County, NY IDA (Houghton College)                 5.250     01/15/2018     01/15/2009 A      4,412,719
--------------------------------------------------------------------------------------------------------------------------------
   1,550,000   Amherst, NY IDA (Daemen College)                           5.750     10/01/2011     04/26/2010 B      1,622,602
--------------------------------------------------------------------------------------------------------------------------------
     490,000   Amherst, NY IDA (Faculty-Student Assoc. of
               SUNY at Buffalo)                                           5.750     04/01/2016     04/01/2012 A        496,292
--------------------------------------------------------------------------------------------------------------------------------
     720,000   Amherst, NY IDA (Faculty-Student Assoc.
               of SUNY at Buffalo)                                        5.750     04/01/2017 2   04/01/2012 A        726,077
--------------------------------------------------------------------------------------------------------------------------------
      10,000   Arlington, NY Central School District                      5.625     05/15/2022     05/15/2009 E         10,337
--------------------------------------------------------------------------------------------------------------------------------
   6,940,000   Babylon, NY IDA (WSNCHS East, Inc.) 1                      6.500     08/01/2019 2   08/01/2010 A      7,239,877
--------------------------------------------------------------------------------------------------------------------------------
     110,000   Batavia, NY GO                                             5.000     11/01/2015     11/01/2015          114,569
--------------------------------------------------------------------------------------------------------------------------------
     110,000   Batavia, NY GO                                             5.000     11/01/2016     11/01/2015 A        113,731

                   F1 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                      EFFECTIVE
      AMOUNT                                                            COUPON      MATURITY       MATURITY*           VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    110,000   Batavia, NY GO                                            5.000%   11/01/2017     11/01/2015 A   $    112,961
------------------------------------------------------------------------------------------------------------------------------
     110,000   Batavia, NY GO                                            5.000    11/01/2018     11/01/2015 A        112,397
------------------------------------------------------------------------------------------------------------------------------
     110,000   Batavia, NY GO                                            5.000    11/01/2019     11/01/2015 A        112,000
------------------------------------------------------------------------------------------------------------------------------
     110,000   Batavia, NY GO                                            5.000    11/01/2020     11/01/2015 A        111,966
------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Battery Park, NY City Authority, Series A 1               5.250    11/01/2022     11/01/2013 A      6,343,260
------------------------------------------------------------------------------------------------------------------------------
     810,000   Bethlehem, NY Water System                                5.250    03/01/2018     03/01/2013 A        827,642
------------------------------------------------------------------------------------------------------------------------------
     500,000   Bethlehem, NY Water System                                5.500    03/01/2022     03/01/2013 A        511,305
------------------------------------------------------------------------------------------------------------------------------
      85,000   Blauvelt, NY Volunteer Fire Company                       6.000    10/15/2008     10/15/2008           84,950
------------------------------------------------------------------------------------------------------------------------------
     555,000   Brookhaven, NY IDA (Alternatives for Children)            7.000    02/01/2013     03/22/2011 B        562,060
------------------------------------------------------------------------------------------------------------------------------
     965,000   Brookhaven, NY IDA (Dowling College)                      6.500    11/01/2012     11/01/2012          998,119
------------------------------------------------------------------------------------------------------------------------------
     860,000   Brookhaven, NY IDA (Enecon Corp.)                         5.800    11/01/2018     10/15/2014 B        810,326
------------------------------------------------------------------------------------------------------------------------------
     130,000   Brookhaven, NY IDA (Stony Brook Foundation)               5.750    11/01/2008     11/01/2008          130,625
------------------------------------------------------------------------------------------------------------------------------
     645,000   Broome County, NY COP 1                                   5.250    04/01/2022 2   10/01/2008 A        645,948
------------------------------------------------------------------------------------------------------------------------------
      10,000   Broome County, NY GO 1                                    5.400    04/15/2011     10/01/2008 A         10,077
------------------------------------------------------------------------------------------------------------------------------
     925,000   Bushnell Basin, NY Fire Assoc.
               (Volunteer Fire Dept.)                                    5.250    11/01/2015     12/14/2013 B        874,995
------------------------------------------------------------------------------------------------------------------------------
     320,000   Cattaraugus County, NY IDA
               (Olean General Hospital) 1                                5.250    08/01/2023     08/01/2010 A        323,507
------------------------------------------------------------------------------------------------------------------------------
   4,275,000   Cayuga County, NY COP
               (Auburn Memorial Hospital) 1                              6.000    01/01/2021     01/01/2009 A      4,281,413
------------------------------------------------------------------------------------------------------------------------------
   1,010,000   Chautauqua County, NY Tobacco Asset
               Securitization Corp.                                      6.000    07/01/2012     07/01/2010 A      1,035,068
------------------------------------------------------------------------------------------------------------------------------
   1,075,000   Chautauqua County, NY Tobacco Asset
               Securitization Corp.                                      6.250    07/01/2016     07/01/2010 A      1,100,886
------------------------------------------------------------------------------------------------------------------------------
   3,795,000   Chautauqua County, NY Tobacco Asset
               Securitization Corp.                                      6.500    07/01/2024     07/01/2010 A      3,896,099
------------------------------------------------------------------------------------------------------------------------------
  18,160,000   Chautauqua County, NY Tobacco Asset
               Securitization Corp.                                      6.750    07/01/2040     07/01/2010 A     18,657,584
------------------------------------------------------------------------------------------------------------------------------
   2,425,000   Clarence, NY IDA (Bristol Village)                        6.000    01/20/2044     01/20/2013 A      2,543,728
------------------------------------------------------------------------------------------------------------------------------
      45,000   Clifton Park, NY Water Authority 1                        5.000    10/01/2029     08/24/2025 B         44,302
------------------------------------------------------------------------------------------------------------------------------
   4,435,000   Cortland County, NY IDA
               (Cortland Memorial Hospital) 1                            5.625    07/01/2024 2   07/01/2012 A      4,515,140
------------------------------------------------------------------------------------------------------------------------------
      50,000   Cortland, NY GO 1                                         5.625    05/01/2010     11/01/2008 A         50,499
------------------------------------------------------------------------------------------------------------------------------
      10,000   Deerfield, NY GO                                          5.250    06/15/2009     06/15/2009           10,234
------------------------------------------------------------------------------------------------------------------------------
      10,000   Deerfield, NY GO                                          5.250    06/15/2010     06/15/2010           10,312
------------------------------------------------------------------------------------------------------------------------------
      10,000   Deerfield, NY GO                                          5.250    06/15/2011     06/15/2011           10,359
------------------------------------------------------------------------------------------------------------------------------
      10,000   Deerfield, NY GO                                          5.250    06/15/2012     06/15/2012           10,393
------------------------------------------------------------------------------------------------------------------------------
      10,000   Deerfield, NY GO                                          5.250    06/15/2013     06/15/2013           10,412
------------------------------------------------------------------------------------------------------------------------------
      10,000   Deerfield, NY GO                                          5.500    06/15/2014     06/15/2014           10,551
------------------------------------------------------------------------------------------------------------------------------
      10,000   Deerfield, NY GO                                          5.500    06/15/2015     06/15/2015           10,559
------------------------------------------------------------------------------------------------------------------------------
      10,000   Deerfield, NY GO                                          5.500    06/15/2016     06/15/2016           10,544
------------------------------------------------------------------------------------------------------------------------------
      10,000   Deerfield, NY GO                                          5.500    06/15/2017     06/15/2016 A         10,487

                   F2 | LIMITED TERM NEW YORK MUNICIPAL FUND

   PRINCIPAL                                                                                       EFFECTIVE
      AMOUNT                                                            COUPON       MATURITY       MATURITY*           VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     10,000   Deerfield, NY GO                                          5.500%    06/15/2018     06/15/2016 A   $     10,442
-------------------------------------------------------------------------------------------------------------------------------
      15,000   Deerfield, NY GO                                          5.500     06/15/2019     06/15/2016 A         15,629
-------------------------------------------------------------------------------------------------------------------------------
      15,000   Deerfield, NY GO                                          5.500     06/15/2020     06/15/2016 A         15,622
-------------------------------------------------------------------------------------------------------------------------------
   5,205,000   Dutchess County, NY IDA (Marist College)                  5.150     07/01/2017     07/01/2013 A      5,392,744
-------------------------------------------------------------------------------------------------------------------------------
      25,000   East Hampton, NY Town GO                                  5.000     04/15/2018     10/15/2008 A         25,281
-------------------------------------------------------------------------------------------------------------------------------
     515,000   East Rochester, NY Hsg. Authority
               (Gates Senior Hsg.)                                       5.200     04/20/2021     10/20/2013 A        528,452
-------------------------------------------------------------------------------------------------------------------------------
   2,800,000   East Rochester, NY Hsg. Authority
               (Rochester St. Mary's Residence Facility)                 5.375     12/20/2022 2   12/20/2015 A      2,919,672
-------------------------------------------------------------------------------------------------------------------------------
   8,300,000   East Rochester, NY Hsg. Authority
               (St. John's Meadows) 1                                    5.000     08/15/2027     06/03/2022 B      8,238,912
-------------------------------------------------------------------------------------------------------------------------------
     210,000   East Syracuse, NY Hsg. Authority
               (Bennett Manor Associates)                                6.700     04/01/2021     04/01/2010 A        220,065
-------------------------------------------------------------------------------------------------------------------------------
     415,000   Elmira, NY GO                                             5.000     10/01/2015     10/01/2015          430,629
-------------------------------------------------------------------------------------------------------------------------------
     440,000   Elmira, NY GO                                             5.000     10/01/2016     10/01/2015 A        454,753
-------------------------------------------------------------------------------------------------------------------------------
     460,000   Elmira, NY GO                                             5.000     10/01/2017     10/01/2015 A        471,850
-------------------------------------------------------------------------------------------------------------------------------
     485,000   Elmira, NY GO                                             5.000     10/01/2018     10/01/2017 A        494,724
-------------------------------------------------------------------------------------------------------------------------------
     505,000   Elmira, NY GO                                             5.000     10/01/2019     10/01/2017 A        513,156
-------------------------------------------------------------------------------------------------------------------------------
   1,300,000   Erie County, NY IDA
               (Buffalo City School District) 1                          5.750     05/01/2025     05/01/2014 A      1,421,537
-------------------------------------------------------------------------------------------------------------------------------
   6,500,000   Erie County, NY IDA
               (Buffalo City School District) 1                          5.750     05/01/2026     05/01/2014 A      7,107,685
-------------------------------------------------------------------------------------------------------------------------------
   1,430,000   Erie County, NY IDA (Medaille College)                    6.875     10/01/2013     03/17/2011 B      1,460,159
-------------------------------------------------------------------------------------------------------------------------------
     295,000   Erie County, NY IDA (Medaille College)                    7.250     11/01/2010     11/19/2009 B        300,997
-------------------------------------------------------------------------------------------------------------------------------
  29,615,000   Erie County, NY Tobacco Asset
               Securitization Corp.                                      5.000     06/01/2031     03/22/2017 B     25,917,567
-------------------------------------------------------------------------------------------------------------------------------
   9,750,000   Erie County, NY Tobacco Asset
               Securitization Corp.                                      5.000     06/01/2038     08/15/2020 B      8,389,583
-------------------------------------------------------------------------------------------------------------------------------
   1,635,000   Erie County, NY Tobacco Asset
               Securitization Corp.                                      5.750     07/15/2013     07/15/2010 E      1,744,104
-------------------------------------------------------------------------------------------------------------------------------
   7,305,000   Erie County, NY Tobacco Asset
               Securitization Corp.                                      6.000     07/15/2020     07/15/2010 E      7,828,476
-------------------------------------------------------------------------------------------------------------------------------
     250,000   Essex County, NY IDA
               (International Paper Company)                             6.450     11/15/2023     11/15/2009 A        251,290
-------------------------------------------------------------------------------------------------------------------------------
     690,000   Essex County, NY IDA (North Country
               Community College Foundation)                             4.600     06/01/2015     12/25/2013 B        669,479
-------------------------------------------------------------------------------------------------------------------------------
     540,000   Franklin County, NY IDA (North Country
               Community College Foundation)                             4.600     06/01/2015     12/24/2013 B        523,940
-------------------------------------------------------------------------------------------------------------------------------
  31,250,000   Geneva, NY IDA (Colleges of the Seneca) 1                 8.500 4   12/01/2037     02/01/2009 C     31,250,000
-------------------------------------------------------------------------------------------------------------------------------
      50,000   Gloversville, NY GO                                       5.800     03/15/2015     03/15/2009 A         50,827
-------------------------------------------------------------------------------------------------------------------------------
     500,000   Hamilton County, NY IDA
               (Adirondack Historical Assoc.)                            5.250     11/01/2018     11/01/2008 A        506,150
-------------------------------------------------------------------------------------------------------------------------------
      75,000   Hempstead Village, NY GO                                  5.000     09/15/2017     09/15/2016 A         74,639
-------------------------------------------------------------------------------------------------------------------------------
     500,000   Hempstead Village, NY GO                                  5.000     07/01/2018     07/01/2018          494,000

                   F3 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                           EFFECTIVE
     AMOUNT                                                  COUPON      MATURITY      MATURITY*         VALUE
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    75,000   Hempstead Village, NY GO                        5.000%   09/15/2018    09/15/2016 A  $    74,081
----------------------------------------------------------------------------------------------------------------
  1,195,000   Hempstead Village, NY GO                        5.000    07/01/2019    07/01/2019      1,170,753
----------------------------------------------------------------------------------------------------------------
     75,000   Hempstead Village, NY GO                        5.000    09/15/2019    09/15/2019         73,452
----------------------------------------------------------------------------------------------------------------
     75,000   Hempstead Village, NY GO                        5.000    09/15/2020    09/15/2020         73,023
----------------------------------------------------------------------------------------------------------------
     75,000   Hempstead Village, NY GO                        5.000    09/15/2021    09/15/2021         72,290
----------------------------------------------------------------------------------------------------------------
     75,000   Hempstead Village, NY GO                        5.000    09/15/2022    09/15/2022         71,793
----------------------------------------------------------------------------------------------------------------
     75,000   Hempstead Village, NY GO                        5.000    09/15/2023    09/15/2023         71,572
----------------------------------------------------------------------------------------------------------------
  1,635,000   Hempstead Village, NY GO                        5.250    07/01/2023    07/01/2023      1,604,246
----------------------------------------------------------------------------------------------------------------
  1,730,000   Hempstead Village, NY GO                        5.250    07/01/2024    07/01/2024      1,694,258
----------------------------------------------------------------------------------------------------------------
  1,700,000   Hempstead, NY IDA (Adelphi University) 1        5.750    06/01/2022 2  06/01/2012 A    1,771,162
----------------------------------------------------------------------------------------------------------------
  1,350,000   Hempstead, NY IDA (Hofstra University) 1        5.800    07/01/2015    01/01/2009 A    1,371,236
----------------------------------------------------------------------------------------------------------------
  2,740,000   Hempstead, NY IDA (Lynbrook Facilities)         6.000    11/01/2017    08/10/2013 B    2,656,759
----------------------------------------------------------------------------------------------------------------
    525,000   Hempstead, NY IDA
              (Peninsula Counseling Center)                   5.500    11/01/2010    11/01/2009 B      519,047
----------------------------------------------------------------------------------------------------------------
    900,000   Hempstead, NY IDA
              (Peninsula Counseling Center)                   5.500    11/01/2011    11/01/2011        886,491
----------------------------------------------------------------------------------------------------------------
    620,000   Hempstead, NY IDA
              (Peninsula Counseling Center)                   5.750    11/01/2018    09/03/2015 B      598,808
----------------------------------------------------------------------------------------------------------------
     60,000   Herkimer County, NY GO                          5.000    09/15/2012    09/15/2008 A       61,660
----------------------------------------------------------------------------------------------------------------
     40,000   Herkimer County, NY GO                          5.000    09/15/2012    09/15/2008 A       40,178
----------------------------------------------------------------------------------------------------------------
    465,000   Herkimer County, NY IDA (Burrows Paper)         8.000    01/01/2009    01/01/2009        466,269
----------------------------------------------------------------------------------------------------------------
    370,000   Herkimer County, NY IDA (Herkimer County
              College Foundation)                             5.850    11/01/2010    11/15/2009 B      379,735
----------------------------------------------------------------------------------------------------------------
  1,155,000   Herkimer, NY Hsg. Authority                     7.150    03/01/2011    09/01/2008 A    1,158,719
----------------------------------------------------------------------------------------------------------------
    275,000   Hudson, NY IDA (Hudson Fabrics)                 6.000    11/01/2012    10/10/2010 B      261,520
----------------------------------------------------------------------------------------------------------------
  3,345,000   Islip, NY IDA (United Cerebral Palsy Assoc.)    5.500    12/01/2016    01/17/2013 B    3,081,180
----------------------------------------------------------------------------------------------------------------
    395,000   Islip, NY IDA (United Cerebral Palsy Assoc.)    5.500    12/01/2016    01/17/2013 B      363,846
----------------------------------------------------------------------------------------------------------------
     10,000   Islip, NY Res Rec, Series D 1                   6.500    07/01/2009    01/01/2009 A       10,080
----------------------------------------------------------------------------------------------------------------
  2,990,000   Islip, NY Res Rec, Series E 1                   5.625    07/01/2017    07/01/2014 A    3,130,709
----------------------------------------------------------------------------------------------------------------
  1,175,000   Islip, NY Res Rec, Series E 1                   5.750    07/01/2019    07/01/2014 A    1,225,114
----------------------------------------------------------------------------------------------------------------
    250,000   Jamestown, NY GO                                5.000    08/01/2024    08/01/2014 A      256,983
----------------------------------------------------------------------------------------------------------------
    250,000   Jamestown, NY GO                                5.000    08/01/2025    08/01/2014 A      256,180
----------------------------------------------------------------------------------------------------------------
  1,180,000   Jamestown, NY Hsg. Authority                    6.125    07/01/2010    09/27/2009 B    1,161,545
----------------------------------------------------------------------------------------------------------------
  1,000,000   Kenmore, NY Hsg. Authority (SUNY at Buffalo) 1  5.500    08/01/2024    08/01/2011 A    1,007,840
----------------------------------------------------------------------------------------------------------------
  2,210,000   Livingston County, NY IDA
              (Nicholas H. Noyes Memorial Hospital)           5.875    07/01/2022    05/25/2019 B    2,121,467
----------------------------------------------------------------------------------------------------------------
  1,010,000   Livingston County, NY IDA
              (Nicholas H. Noyes Memorial Hospital)           6.000    07/01/2030    04/22/2027 B      957,531
----------------------------------------------------------------------------------------------------------------
     70,000   Livonia, NY GO                                  5.000    06/15/2020    06/15/2017 A       72,634
----------------------------------------------------------------------------------------------------------------
     75,000   Livonia, NY GO                                  5.000    06/15/2021    06/15/2017 A       77,375
----------------------------------------------------------------------------------------------------------------
     80,000   Livonia, NY GO                                  5.000    06/15/2022    06/15/2017 A       81,737
----------------------------------------------------------------------------------------------------------------
     85,000   Livonia, NY GO                                  5.000    06/15/2023    06/15/2017 A       86,658

                    F4 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                           EFFECTIVE
     AMOUNT                                                  COUPON      MATURITY      MATURITY*         VALUE
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    90,000   Livonia, NY GO                                  5.000%   06/15/2024    06/15/2017 A  $    91,625
----------------------------------------------------------------------------------------------------------------
     75,000   Livonia, NY GO                                  5.000    06/15/2025    06/15/2017 A       76,080
----------------------------------------------------------------------------------------------------------------
  2,065,000   Madison County, NY IDA (Morrisville State
              College Foundation) 1                           5.000    06/01/2022    06/01/2016 A    2,056,719
----------------------------------------------------------------------------------------------------------------
  2,260,000   Madison County, NY IDA
              (Oneida Healthcare Center) 1                    5.500    02/01/2016    02/01/2011 A    2,316,816
----------------------------------------------------------------------------------------------------------------
    145,000   Medina, NY Hsg. Corp.                           8.250    08/15/2011 2  08/15/2008 A      145,001
----------------------------------------------------------------------------------------------------------------
  2,515,000   Monroe County, NY COP                           8.050    01/01/2011 2  01/01/2009 A    2,520,885
----------------------------------------------------------------------------------------------------------------
     50,000   Monroe County, NY GO                            5.000    06/01/2017    12/01/2008 A       50,278
----------------------------------------------------------------------------------------------------------------
    265,000   Monroe County, NY GO                            5.250    02/01/2016    08/01/2008 A      266,855
----------------------------------------------------------------------------------------------------------------
     75,000   Monroe County, NY GO                            5.350    03/01/2012    09/01/2008 A       75,524
----------------------------------------------------------------------------------------------------------------
    440,000   Monroe County, NY IDA (Canal Ponds)             7.000    06/15/2013 2  12/15/2008 A      446,301
----------------------------------------------------------------------------------------------------------------
  1,285,000   Monroe County, NY IDA
              (DePaul Community Facilities)                   6.500    02/01/2024 2  08/01/2008 A    1,287,339
----------------------------------------------------------------------------------------------------------------
     75,000   Monroe County, NY IDA
              (Nazareth College of Rochester)                 5.250    10/01/2021    10/01/2011 A       77,235
----------------------------------------------------------------------------------------------------------------
  1,100,000   Monroe County, NY IDA
              (Nazareth College of Rochester)                 7.000 4  04/01/2022    04/01/2012 A    1,100,000
----------------------------------------------------------------------------------------------------------------
     25,000   Monroe County, NY IDA
              (Rochester Institute of Technology)             5.000    04/01/2010    04/01/2010         25,344
----------------------------------------------------------------------------------------------------------------
    310,000   Monroe County, NY IDA (Summit at Brighton)      5.000    07/01/2016    10/26/2012 B      288,102
----------------------------------------------------------------------------------------------------------------
  1,860,000   Monroe County, NY IDA
              (West End Business Center)                      5.125    12/01/2014    05/29/2011 B    1,768,042
----------------------------------------------------------------------------------------------------------------
 12,240,000   Monroe County, NY Tobacco Asset
              Securitization Corp. (TASC) 1                   6.150    06/01/2025    01/26/2010 D   13,018,954
----------------------------------------------------------------------------------------------------------------
     60,000   Monroe County, NY Water Authority 1             5.250    08/01/2011    08/01/2008 A       60,133
----------------------------------------------------------------------------------------------------------------
    285,000   Monroe, NY Newpower Corp.                       4.500    01/01/2011    10/01/2010 B      283,170
----------------------------------------------------------------------------------------------------------------
    155,000   Monroe, NY Newpower Corp.                       4.700    01/01/2012    10/01/2011 B      153,548
----------------------------------------------------------------------------------------------------------------
    410,000   Monroe, NY Newpower Corp.                       4.800    01/01/2013    10/01/2012 B      406,191
----------------------------------------------------------------------------------------------------------------
  7,800,000   Monroe, NY Newpower Corp.                       6.375    01/01/2024    07/01/2009 A    7,881,432
----------------------------------------------------------------------------------------------------------------
    280,000   Mount Vernon, NY IDA (Kings Court)              5.125    12/01/2023    01/21/2022 B      271,684
----------------------------------------------------------------------------------------------------------------
    975,000   Mount Vernon, NY IDA (Macedonia Towers)         5.125    12/01/2023    01/18/2022 B      946,043
----------------------------------------------------------------------------------------------------------------
    100,000   Mount Vernon, NY IDA (Meadowview)               6.000    06/01/2009    12/06/2008 B       99,866
----------------------------------------------------------------------------------------------------------------
  5,275,000   Mount Vernon, NY IDA (Section 8), Series A      5.250    12/01/2014 2  12/01/2008 A    5,403,235
----------------------------------------------------------------------------------------------------------------
     50,000   Municipal Assistance Corp. for Troy, NY 1       5.000    01/15/2016    01/15/2009 A       50,459
----------------------------------------------------------------------------------------------------------------
  1,950,000   Nassau County, NY (CSMR)                        5.950    11/01/2022    09/14/2016 B    1,838,226
----------------------------------------------------------------------------------------------------------------
    300,000   Nassau County, NY Bridge Authority 1            5.250    10/01/2026    10/01/2008 A      304,812
----------------------------------------------------------------------------------------------------------------
    305,000   Nassau County, NY IDA (ACDS)                    5.950    11/01/2022    09/14/2016 B      287,517
----------------------------------------------------------------------------------------------------------------
    605,000   Nassau County, NY IDA (ACDS)                    6.000    12/01/2019    04/02/2017 B      568,458
----------------------------------------------------------------------------------------------------------------
    440,000   Nassau County, NY IDA (ALIA-ACDS)               7.000    10/01/2016    11/01/2011 A      445,865
----------------------------------------------------------------------------------------------------------------
    680,000   Nassau County, NY IDA (ALIA-ACLD)               5.750    09/01/2011    06/03/2010 B      670,759
----------------------------------------------------------------------------------------------------------------
    655,000   Nassau County, NY IDA (ALIA-CMA)                7.000    10/01/2016    11/01/2011 A      663,731

                    F5 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                                   COUPON       MATURITY     MATURITY*          VALUE
-------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    505,000   Nassau County, NY IDA (ALIA-CRR)                 7.000%    10/01/2016   11/01/2011 A  $    511,732
-------------------------------------------------------------------------------------------------------------------
     110,000   Nassau County, NY IDA (ALIA-FREE)                7.000     10/01/2016   11/01/2011 A       111,466
-------------------------------------------------------------------------------------------------------------------
     460,000   Nassau County, NY IDA (ALIA-HKSB)                7.000     10/01/2016   11/01/2011 A       466,132
-------------------------------------------------------------------------------------------------------------------
   1,745,000   Nassau County, NY IDA (CSMR)                     6.000     12/01/2019   12/27/2016 B     1,639,602
-------------------------------------------------------------------------------------------------------------------
     240,000   Nassau County, NY IDA (Epilepsy
               Foundation of L.I.)                              5.950     11/01/2022   08/23/2016 B       226,243
-------------------------------------------------------------------------------------------------------------------
     740,000   Nassau County, NY IDA (Epilepsy
               Foundation of L.I.)                              6.000     12/01/2019   11/17/2016 B       694,919
-------------------------------------------------------------------------------------------------------------------
     320,000   Nassau County, NY IDA (Hispanic
               Counseling Center)                               6.000     11/01/2017   08/21/2013 B       307,814
-------------------------------------------------------------------------------------------------------------------
     260,000   Nassau County, NY IDA (Life's WORCA)             5.950     11/01/2022   09/04/2016 B       245,097
-------------------------------------------------------------------------------------------------------------------
     500,000   Nassau County, NY IDA (PLUS Group Home)          6.150     11/01/2022   09/23/2016 B       471,420
-------------------------------------------------------------------------------------------------------------------
     755,000   Nassau County, NY IDA (United Cerebral Palsy)    5.750     11/01/2009   02/06/2009 B       751,565
-------------------------------------------------------------------------------------------------------------------
     130,000   Nassau County, NY IDA (United Veteran's
               Beacon House)                                    6.000     11/01/2017   08/08/2013 B       125,050
-------------------------------------------------------------------------------------------------------------------
     490,000   Nassau County, NY IDA (WORCA)                    6.000     12/01/2019   12/23/2016 B       460,149
-------------------------------------------------------------------------------------------------------------------
     140,000   Nassau County, NY IDA, Series C                  6.000     12/01/2019   12/22/2016 B       131,471
-------------------------------------------------------------------------------------------------------------------
     680,000   Nassau County, NY Interim Finance Authority 1    5.125     11/15/2021   11/15/2008 A       680,714
-------------------------------------------------------------------------------------------------------------------
      80,000   Nassau County, NY Interim Finance Authority 1    5.375     11/15/2012   11/15/2008 A        80,166
-------------------------------------------------------------------------------------------------------------------
      35,000   Nassau County, NY Interim Finance Authority 1    5.375     11/15/2013   11/15/2008 A        35,073
-------------------------------------------------------------------------------------------------------------------
  21,000,000   Nassau County, NY Tobacco Settlement Corp.       0.000 5   06/01/2026   12/03/2017 B    18,964,260
-------------------------------------------------------------------------------------------------------------------
     725,000   Nassau County, NY Tobacco Settlement Corp. 1     6.000     07/15/2017   07/15/2009 E       763,287
-------------------------------------------------------------------------------------------------------------------
   2,255,000   Nassau County, NY Tobacco Settlement Corp. 1     6.250     07/15/2021   07/15/2009 A     2,379,859
-------------------------------------------------------------------------------------------------------------------
   4,925,000   Nassau County, NY Tobacco Settlement Corp. 1     6.300     07/15/2021   07/15/2009 A     5,200,258
-------------------------------------------------------------------------------------------------------------------
   1,320,000   Nassau County, NY Tobacco Settlement Corp. 1     6.300     07/15/2022   07/15/2009 A     1,393,775
-------------------------------------------------------------------------------------------------------------------
     245,000   Nassau, NY IDA (EBS North Hills LLC)             7.000     11/01/2013   01/03/2011 B       269,245
-------------------------------------------------------------------------------------------------------------------
     110,000   Nassau, NY IDA (EBS North Hills LLC)             7.000     11/01/2013   01/03/2011 B       120,604
-------------------------------------------------------------------------------------------------------------------
     150,000   Nassau, NY IDA (EBS North Hills LLC)             7.000     11/01/2013   01/08/2011 B       164,987
-------------------------------------------------------------------------------------------------------------------
     165,000   Nassau, NY IDA (EBS North Hills LLC)             7.000     11/01/2013   01/03/2011 B       181,287
-------------------------------------------------------------------------------------------------------------------
     165,000   Nassau, NY IDA (EBS North Hills LLC)             7.000     11/01/2013   01/03/2011 B       181,287
-------------------------------------------------------------------------------------------------------------------
   1,200,000   New Rochelle, NY IDA (College of
               New Rochelle)                                    5.500     07/01/2019   07/01/2009 A     1,223,232
-------------------------------------------------------------------------------------------------------------------
      80,000   New Rochelle, NY Municipal Hsg. Authority,
               Series B                                         6.500     12/01/2014   12/01/2008 E        83,739
-------------------------------------------------------------------------------------------------------------------
      15,000   New Windsor, NY GO                               5.300     05/01/2010   11/01/2008 A        15,140
-------------------------------------------------------------------------------------------------------------------
   1,275,000   Newburgh, NY IDA (Bourne & Kenney
               Redevel. Company)                                5.650     08/01/2020 2 08/01/2009 A     1,290,836
-------------------------------------------------------------------------------------------------------------------
   1,000,000   Newburgh, NY IDA (Bourne & Kenney
               Redevel. Company)                                5.750     02/01/2032   08/01/2009 A     1,003,580
-------------------------------------------------------------------------------------------------------------------
     150,000   Niagara County, NY IDA (American
               Ref-Fuel Company)                                5.550     11/15/2024   11/15/2015 C       145,242
-------------------------------------------------------------------------------------------------------------------
   1,300,000   Niagara County, NY IDA (Niagara Falls
               Memorial Medical Center)                         5.250     06/01/2018   10/04/2016 B     1,184,573

                    F6 | LIMITED TERM NEW YORK MUNICIPAL FUND

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                                   COUPON       MATURITY     MATURITY*          VALUE
-------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 13,360,000   Niagara County, NY IDA (Niagara Falls
               Memorial Medical Center)                         5.500%    11/01/2035   01/03/2025 B  $ 11,079,314
-------------------------------------------------------------------------------------------------------------------
   6,250,000   Niagara County, NY IDA (Solid Waste Disposal)    5.450     11/15/2025   11/15/2012 C     6,155,438
-------------------------------------------------------------------------------------------------------------------
   9,460,000   Niagara County, NY IDA (Solid Waste Disposal)    5.550     11/15/2024   11/15/2024       9,340,709
-------------------------------------------------------------------------------------------------------------------
  12,450,000   Niagara County, NY IDA (Solid Waste Disposal)    5.625     11/15/2024   11/15/2014 C    12,264,744
-------------------------------------------------------------------------------------------------------------------
     170,000   Niagara County, NY Tobacco Asset
               Securitization Corp.                             5.375     05/15/2018   05/15/2009 B       162,571
-------------------------------------------------------------------------------------------------------------------
     175,000   Niagara County, NY Tobacco Asset
               Securitization Corp.                             5.500     05/15/2019   05/15/2011 A       175,070
-------------------------------------------------------------------------------------------------------------------
      90,000   Niagara County, NY Tobacco Asset
               Securitization Corp.                             5.500     05/15/2020   05/15/2011 A        89,878
-------------------------------------------------------------------------------------------------------------------
   1,175,000   Niagara County, NY Tobacco Asset
               Securitization Corp.                             5.875     05/15/2022   05/15/2011 A     1,184,999
-------------------------------------------------------------------------------------------------------------------
   1,060,000   Niagara County, NY Tobacco Asset
               Securitization Corp.                             6.250     05/15/2034   11/15/2010 A     1,074,893
-------------------------------------------------------------------------------------------------------------------
     945,000   Niagara County, NY Tobacco Asset
               Securitization Corp.                             6.250     05/15/2040   05/15/2010 A       955,782
-------------------------------------------------------------------------------------------------------------------
  11,995,000   Niagara County, NY Tobacco Asset
               Securitization Corp.                             6.750     05/15/2029 2 05/15/2010 A    12,340,096
-------------------------------------------------------------------------------------------------------------------
       5,000   Niagara Falls, NY HDC (Niagara Towers)           5.150     10/01/2010   10/01/2008 A         5,037
-------------------------------------------------------------------------------------------------------------------
   1,000,000   Niagara Falls, NY Public Water Authority         5.500     07/15/2034   07/15/2015 A     1,044,600
-------------------------------------------------------------------------------------------------------------------
      60,000   Niagara, NY Frontier Transportation Authority
               (Buffalo Niagara International Airport)          5.000     04/01/2013   10/01/2008 A        60,195
-------------------------------------------------------------------------------------------------------------------
   8,245,000   Niagara, NY Frontier Transportation Authority
               (Buffalo Niagara International Airport) 1        5.625     04/01/2029 2 04/01/2009 A     8,257,697
-------------------------------------------------------------------------------------------------------------------
     210,000   Niagara, NY Frontier Transportation Authority
               (Buffalo Niagara International Airport) 1        5.750     04/01/2019   04/01/2009 A       215,775
-------------------------------------------------------------------------------------------------------------------
     610,000   North Babylon, NY Volunteer Fire Company 1       5.750     08/01/2022   08/01/2008 A       617,241
-------------------------------------------------------------------------------------------------------------------
      25,000   North Elba, NY GO 1                              5.400     06/01/2009   12/01/2008 A        25,339
-------------------------------------------------------------------------------------------------------------------
      25,000   North Hempstead, NY GO 1                         5.375     05/15/2016   11/15/2008 A        25,246
-------------------------------------------------------------------------------------------------------------------
     345,000   NY Capital District Youth Center 1               6.000     02/01/2017   08/01/2008 A       348,654
-------------------------------------------------------------------------------------------------------------------
   1,100,000   NY Carnegie Redevel. Corp. 3                     6.500     09/01/2011   11/17/2009 B     1,068,738
-------------------------------------------------------------------------------------------------------------------
   9,625,000   NY Counties Tobacco Trust I 1                    6.300     06/01/2019 2 06/01/2010 E    10,375,365
-------------------------------------------------------------------------------------------------------------------
   4,670,000   NY Counties Tobacco Trust I                      6.300     06/01/2019 2 06/01/2010 A     4,769,891
-------------------------------------------------------------------------------------------------------------------
   4,335,000   NY Counties Tobacco Trust I                      6.500     06/01/2035   06/01/2010 A     4,425,645
-------------------------------------------------------------------------------------------------------------------
   3,295,000   NY Counties Tobacco Trust I                      6.625     06/01/2042 2 06/01/2010 A     3,370,390
-------------------------------------------------------------------------------------------------------------------
  18,875,000   NY Counties Tobacco Trust II (TASC)              5.250     06/01/2025   12/17/2011 B    17,900,861
-------------------------------------------------------------------------------------------------------------------
     150,000   NY Counties Tobacco Trust II (TASC)              5.500     06/01/2011   06/01/2011         151,400
-------------------------------------------------------------------------------------------------------------------
     865,000   NY Counties Tobacco Trust II (TASC)              5.625     06/01/2035   06/04/2018 B       843,306
-------------------------------------------------------------------------------------------------------------------
   1,055,000   NY Counties Tobacco Trust II (TASC)              5.750     06/01/2013   06/01/2011 A     1,076,554
-------------------------------------------------------------------------------------------------------------------
   1,925,000   NY Counties Tobacco Trust II (TASC)              5.750     06/01/2014   06/01/2011 A     1,956,840
-------------------------------------------------------------------------------------------------------------------
     750,000   NY Counties Tobacco Trust II (TASC)              5.750     06/01/2043   09/02/2025 B       737,753
-------------------------------------------------------------------------------------------------------------------
   2,120,000   NY Counties Tobacco Trust II (TASC)              6.000     06/01/2015   06/01/2011 A     2,168,336

                    F7 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                              EFFECTIVE
      AMOUNT                                                      COUPON      MATURITY     MATURITY*          VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  2,330,000   NY Counties Tobacco Trust II (TASC)                 6.000%   06/01/2016   06/01/2011 A  $  2,374,876
---------------------------------------------------------------------------------------------------------------------
   7,855,000   NY Counties Tobacco Trust III                       5.000    06/01/2027   11/19/2009 B     7,731,991
---------------------------------------------------------------------------------------------------------------------
   4,980,000   NY Counties Tobacco Trust III 3                     5.750    06/01/2033   09/26/2012 B     4,914,812
---------------------------------------------------------------------------------------------------------------------
  16,575,000   NY Counties Tobacco Trust III                       6.000    06/01/2043   06/01/2013 A    16,671,964
---------------------------------------------------------------------------------------------------------------------
   4,020,000   NY Counties Tobacco Trust IV                        4.250    06/01/2021   03/14/2012 B     3,741,977
---------------------------------------------------------------------------------------------------------------------
  38,400,000   NY Counties Tobacco Trust IV (TASC)                 0.000 5  06/01/2041   08/03/2019 B    36,120,192
---------------------------------------------------------------------------------------------------------------------
   4,520,000   NY Counties Tobacco Trust IV (TASC)                 4.750    06/01/2026   10/12/2009 B     4,004,449
---------------------------------------------------------------------------------------------------------------------
  38,400,000   NY Counties Tobacco Trust IV (TASC)                 6.650 4  06/01/2041   06/01/2010 A     4,345,344
---------------------------------------------------------------------------------------------------------------------
     500,000   NY Grand Central BID
               (Grand Central District Management)                 5.000    01/01/2022   01/01/2014 A       515,260
---------------------------------------------------------------------------------------------------------------------
      25,000   NY MTA Commuter Facilities
               (Grand Central Terminal)                            5.400    07/01/2011   01/01/2009 A        25,061
---------------------------------------------------------------------------------------------------------------------
      85,000   NY MTA Commuter Facilities
               (Grand Central Terminal)                            5.500    07/01/2012   01/01/2009 E        85,216
---------------------------------------------------------------------------------------------------------------------
      25,000   NY MTA Commuter Facilities, Series 7 1              5.625    07/01/2016 2 01/01/2009 E        26,054
---------------------------------------------------------------------------------------------------------------------
       5,000   NY MTA Commuter Facilities, Series B 1              5.000    07/01/2017   07/01/2009 E         5,059
---------------------------------------------------------------------------------------------------------------------
      50,000   NY MTA Commuter Facilities, Series B 1              5.125    07/01/2024   01/01/2009 A        50,555
 ---------------------------------------------------------------------------------------------------------------------
       5,000   NY MTA Commuter Facilities, Series D 1              5.000    07/01/2016   01/01/2009 E         5,224
---------------------------------------------------------------------------------------------------------------------
      55,000   NY MTA Service Contract, Series 3                   7.375    07/01/2008   07/01/2008          55,009
---------------------------------------------------------------------------------------------------------------------
  24,395,000   NY MTA Service Contract, Series A 1                 5.125    01/01/2024   07/01/2012 A    25,147,830
---------------------------------------------------------------------------------------------------------------------
  80,000,000   NY MTA Service Contract, Series A 1                 5.125    01/01/2029   07/01/2012 A    80,878,400
---------------------------------------------------------------------------------------------------------------------
  15,350,000   NY MTA Service Contract, Series A 1                 5.750    07/01/2031   07/01/2012 A    16,253,041
---------------------------------------------------------------------------------------------------------------------
  56,800,000   NY MTA, Series A 1                                  5.000    11/15/2025   11/15/2012 A    56,818,744
---------------------------------------------------------------------------------------------------------------------
     540,000   NY MTA, Series A 1                                  5.000    11/15/2026   11/15/2016 A       546,604
---------------------------------------------------------------------------------------------------------------------
  11,425,000   NY MTA, Series A 1                                  5.125    11/15/2031   11/15/2012 A    11,477,555
---------------------------------------------------------------------------------------------------------------------
  11,075,000   NY MTA, Series A 1                                  5.500    11/15/2026   11/15/2012 A    11,698,744
---------------------------------------------------------------------------------------------------------------------
  25,000,000   NY MTA, Series A 1                                  5.750    11/15/2032   11/15/2012 A    26,481,500
---------------------------------------------------------------------------------------------------------------------
      50,000   NY MTA, Series E 1                                  5.500    11/15/2021   11/15/2012 A        52,616
---------------------------------------------------------------------------------------------------------------------
  25,000,000   NY MTA, Series F 1                                  5.000    11/15/2035   12/20/2033 B    24,961,500
---------------------------------------------------------------------------------------------------------------------
      50,000   NY New Hartford-Sunset Wood Funding Corp.           5.950    08/01/2027   08/01/2008 A        50,479
---------------------------------------------------------------------------------------------------------------------
   1,345,000   NY Newark-Wayne Community Hospital                  7.600    09/01/2015   09/01/2008 A     1,346,157
---------------------------------------------------------------------------------------------------------------------
      50,000   NY Oneida Healthcare Corp.
               (Oneida Health Systems) 1                           5.300    02/01/2021   02/01/2011 A        50,200
---------------------------------------------------------------------------------------------------------------------
   3,895,000   NY Oneida Healthcare Corp.
               (Oneida Health Systems) 1                           5.500    02/01/2016 2 02/01/2011 A     3,992,920
---------------------------------------------------------------------------------------------------------------------
  32,000,000   NY Sales Tax Asset Receivables Corp., Series A 1    5.250    10/15/2027   10/15/2014 A    33,282,240
---------------------------------------------------------------------------------------------------------------------
   5,000,000   NY Seneca Nation Indians Capital Improvements       5.250    12/01/2016   06/14/2015 B     4,823,450
---------------------------------------------------------------------------------------------------------------------
      70,000   NY Tobacco Settlement Financing Corp. (TASC) 1      5.000    06/01/2011   12/01/2008 A        70,094
---------------------------------------------------------------------------------------------------------------------
   5,290,000   NY Tobacco Settlement Financing Corp. (TASC) 1      5.250    06/01/2013   12/01/2008 A     5,298,147
---------------------------------------------------------------------------------------------------------------------
   4,420,000   NY Tobacco Settlement Financing Corp. (TASC) 1      5.250    06/01/2013   12/01/2008 A     4,426,807
---------------------------------------------------------------------------------------------------------------------
   2,220,000   NY Tobacco Settlement Financing Corp. (TASC) 1      5.250    06/01/2021   06/01/2013 A     2,299,587
---------------------------------------------------------------------------------------------------------------------
  19,550,000   NY Tobacco Settlement Financing Corp. (TASC) 1      5.500    06/01/2014   06/01/2009 A    19,893,103

                    F8 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                            EFFECTIVE
       AMOUNT                                                     COUPON     MATURITY     MATURITY*           VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   8,250,000   NY Tobacco Settlement Financing Corp. (TASC) 1     5.500%  06/01/2015   06/01/2010 A   $  8,470,028
---------------------------------------------------------------------------------------------------------------------
   11,900,000   NY Tobacco Settlement Financing Corp.(TASC) 1      5.500   06/01/2016   12/01/2008 A     12,217,373
---------------------------------------------------------------------------------------------------------------------
    5,020,000   NY Tobacco Settlement Financing Corp. (TASC) 1     5.500   06/01/2017   06/01/2011 A      5,212,768
---------------------------------------------------------------------------------------------------------------------
   21,000,000   NY Tobacco Settlement Financing Corp. (TASC) 1     5.500   06/01/2018   06/01/2012 A     21,999,600
---------------------------------------------------------------------------------------------------------------------
   20,500,000   NY Tobacco Settlement Financing Corp. (TASC) 1     5.500   06/01/2019   06/01/2013 A     21,570,305
---------------------------------------------------------------------------------------------------------------------
   11,000,000   NY Tobacco Settlement Financing Corp. (TASC) 1     5.500   06/01/2020   06/01/2013 A     11,524,590
---------------------------------------------------------------------------------------------------------------------
   18,395,000   NY Tobacco Settlement Financing Corp. (TASC) 1     5.500   06/01/2021   06/01/2013 A     19,214,497
---------------------------------------------------------------------------------------------------------------------
   14,965,000   NY Tobacco Settlement Financing Corp. (TASC) 1     5.500   06/01/2022   06/01/2013 A     15,598,169
---------------------------------------------------------------------------------------------------------------------
       40,000   NY Triborough Bridge & Tunnel Authority 1          5.000   01/01/2024   01/01/2009 A         40,039
---------------------------------------------------------------------------------------------------------------------
    1,335,000   NY Triborough Bridge & Tunnel Authority,
                Series A                                           5.000   01/01/2024   01/01/2009 E      1,336,442
---------------------------------------------------------------------------------------------------------------------
      845,000   NY Triborough Bridge & Tunnel Authority,
                Series A                                           5.200   01/01/2020   01/01/2009 A        881,284
---------------------------------------------------------------------------------------------------------------------
      275,000   NY TSASC, Inc. (TFABs)                             4.250   07/15/2010   07/15/2010          283,957
---------------------------------------------------------------------------------------------------------------------
  190,745,000   NY TSASC, Inc. (TFABs) 6                           4.750   06/01/2022   10/09/2011 B    175,901,224
---------------------------------------------------------------------------------------------------------------------
   91,000,000   NY TSASC, Inc. (TFABs) 6                           5.000   06/01/2026   06/28/2016 B     82,535,180
---------------------------------------------------------------------------------------------------------------------
   14,740,000   NY TSASC, Inc. (TFABs)                             5.000   06/01/2034   04/20/2020 B     12,795,941
---------------------------------------------------------------------------------------------------------------------
      430,000   NY TSASC, Inc. (TFABs) 1                           5.250   07/15/2011   07/15/2011          458,642
---------------------------------------------------------------------------------------------------------------------
      815,000   NY TSASC, Inc. (TFABs) 1                           5.500   07/15/2013   07/15/2012 A        881,121
---------------------------------------------------------------------------------------------------------------------
   23,140,000   NY TSASC, Inc. (TFABs) 1                           5.500   07/15/2024   02/19/2012 D     24,692,694
---------------------------------------------------------------------------------------------------------------------
       45,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2012   01/01/2009 A         45,093
---------------------------------------------------------------------------------------------------------------------
    1,575,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2013   01/01/2009 A      1,578,245
---------------------------------------------------------------------------------------------------------------------
    1,500,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2014   01/01/2009 A      1,503,090
---------------------------------------------------------------------------------------------------------------------
    1,590,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2015   01/01/2009 A      1,593,275
---------------------------------------------------------------------------------------------------------------------
       10,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2016   01/01/2009 A         10,020
---------------------------------------------------------------------------------------------------------------------
    5,755,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2018   01/01/2009 A      5,762,251
---------------------------------------------------------------------------------------------------------------------
    6,530,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2019   01/01/2009 A      6,538,228
---------------------------------------------------------------------------------------------------------------------
    6,900,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2020   01/01/2009 A      6,908,694
---------------------------------------------------------------------------------------------------------------------
    2,970,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2021   01/01/2009 A      2,973,742
---------------------------------------------------------------------------------------------------------------------
    3,050,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2022   01/01/2009 A      3,053,843
---------------------------------------------------------------------------------------------------------------------
    2,185,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2023   01/01/2009 A      2,187,753
---------------------------------------------------------------------------------------------------------------------
    3,020,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2024   01/01/2009 A      3,023,805
---------------------------------------------------------------------------------------------------------------------
      100,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2025   01/01/2009 A        100,024
---------------------------------------------------------------------------------------------------------------------
      225,000   NY United Nations Devel. Corp., Series A           5.250   07/01/2026   01/01/2009 A        225,043
---------------------------------------------------------------------------------------------------------------------
      180,000   NY Valley Health Devel. Corp.                      6.750   05/20/2022   05/20/2010 A        196,875
---------------------------------------------------------------------------------------------------------------------
   29,000,000   NYC GO 7                                           5.000   06/01/2023   06/01/2015 A     29,714,270
---------------------------------------------------------------------------------------------------------------------
   10,000,000   NYC GO 7                                           5.000   08/15/2023   08/15/2014 A     10,221,600
---------------------------------------------------------------------------------------------------------------------
   11,340,000   NYC GO 7                                           5.000   12/01/2023   12/01/2014 A     11,601,897
---------------------------------------------------------------------------------------------------------------------
   10,000,000   NYC GO 7                                           5.000   04/01/2030   04/01/2015 A     10,109,450
---------------------------------------------------------------------------------------------------------------------
       50,000   NYC GO                                             0.000 5 03/15/2029   03/30/2025 B         46,767
---------------------------------------------------------------------------------------------------------------------
       15,000   NYC GO                                             5.000   08/01/2015   08/01/2008 A         15,177
---------------------------------------------------------------------------------------------------------------------
       20,000   NYC GO 1                                           5.000   08/15/2016   08/15/2008 A         20,252

                    F9 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                          EFFECTIVE
     AMOUNT                                   COUPON     MATURITY     MATURITY*          VALUE
------------------------------------------------------------------------------------------------
NEW YORK Continued
$    90,000   NYC GO 1                         5.000%  05/15/2018   11/15/2008 A   $    91,012
------------------------------------------------------------------------------------------------
    350,000   NYC GO 1                         5.000   08/01/2018   08/01/2008 A       353,675
------------------------------------------------------------------------------------------------
     15,000   NYC GO 1                         5.000   08/01/2018   08/01/2008 A        15,169
------------------------------------------------------------------------------------------------
     50,000   NYC GO 1                         5.000   08/15/2018   08/15/2008 A        50,539
------------------------------------------------------------------------------------------------
  1,055,000   NYC GO 1                         5.000   12/01/2018   12/01/2014 A     1,097,928
------------------------------------------------------------------------------------------------
     90,000   NYC GO 1                         5.000   08/15/2019   08/15/2008 A        90,959
------------------------------------------------------------------------------------------------
    425,000   NYC GO 1                         5.000   08/01/2020   08/01/2014 A       438,103
------------------------------------------------------------------------------------------------
    570,000   NYC GO 1                         5.000   03/15/2021   03/15/2009 A       577,416
------------------------------------------------------------------------------------------------
  4,000,000   NYC GO 1                         5.000   08/01/2021   08/01/2015 A     4,123,480
------------------------------------------------------------------------------------------------
    110,000   NYC GO 1                         5.000   08/01/2022   02/01/2009 A       111,218
------------------------------------------------------------------------------------------------
     55,000   NYC GO 1                         5.000   08/01/2022   08/01/2008 A        55,598
------------------------------------------------------------------------------------------------
     10,000   NYC GO 1                         5.000   08/01/2022   08/01/2008 A        10,109
------------------------------------------------------------------------------------------------
  1,000,000   NYC GO 1                         5.000   08/01/2022   08/01/2015 A     1,027,570
------------------------------------------------------------------------------------------------
     65,000   NYC GO 1                         5.000   08/01/2022   08/01/2010 A        65,586
------------------------------------------------------------------------------------------------
     25,000   NYC GO 1                         5.000   08/01/2022   08/01/2008 A        25,196
------------------------------------------------------------------------------------------------
  1,500,000   NYC GO 1                         5.000   08/01/2022   08/01/2015 A     1,541,355
------------------------------------------------------------------------------------------------
     10,000   NYC GO                           5.000   08/01/2022   08/01/2008 A        10,110
------------------------------------------------------------------------------------------------
    175,000   NYC GO 1                         5.000   08/15/2022   08/15/2008 A       176,605
------------------------------------------------------------------------------------------------
     40,000   NYC GO 1                         5.000   09/15/2022   09/15/2013 A        40,842
------------------------------------------------------------------------------------------------
  2,500,000   NYC GO 1                         5.000   11/01/2022   11/01/2014 A     2,562,550
------------------------------------------------------------------------------------------------
     15,000   NYC GO 1                         5.000   05/15/2023   11/15/2008 A        15,163
------------------------------------------------------------------------------------------------
  1,000,000   NYC GO 1                         5.000   08/01/2023   08/01/2015 A     1,025,130
------------------------------------------------------------------------------------------------
    250,000   NYC GO 1                         5.000   08/01/2023   08/01/2008 A       252,058
------------------------------------------------------------------------------------------------
    615,000   NYC GO 1                         5.000   08/01/2023   08/01/2015 A       630,455
------------------------------------------------------------------------------------------------
  4,000,000   NYC GO 1                         5.000   08/01/2023   08/01/2015 A     4,100,520
------------------------------------------------------------------------------------------------
    125,000   NYC GO 1                         5.000   08/01/2023   08/01/2008 A       126,466
------------------------------------------------------------------------------------------------
  6,750,000   NYC GO 1                         5.000   11/01/2023   11/01/2014 A     6,903,968
------------------------------------------------------------------------------------------------
  2,000,000   NYC GO 1                         5.000   01/01/2024   01/01/2017 A     2,055,780
------------------------------------------------------------------------------------------------
     90,000   NYC GO                           5.000   04/15/2024   04/15/2009 A        91,230
------------------------------------------------------------------------------------------------
  5,000,000   NYC GO 1                         5.000   06/01/2024   06/01/2016 A     5,131,300
------------------------------------------------------------------------------------------------
  1,150,000   NYC GO 1                         5.000   08/01/2024   08/01/2015 A     1,177,508
------------------------------------------------------------------------------------------------
  3,040,000   NYC GO 1                         5.000   08/01/2024   08/01/2015 A     3,112,717
------------------------------------------------------------------------------------------------
  8,000,000   NYC GO 1                         5.000   08/01/2024   02/01/2016 A     8,202,640
------------------------------------------------------------------------------------------------
  5,000,000   NYC GO 1                         5.000   08/01/2024   08/01/2016 A     5,147,200
------------------------------------------------------------------------------------------------
  5,000,000   NYC GO 1                         5.000   09/01/2024   09/01/2015 A     5,120,650
------------------------------------------------------------------------------------------------
  3,650,000   NYC GO 1                         5.000   12/01/2024   12/01/2014 A     3,730,227
------------------------------------------------------------------------------------------------
  6,000,000   NYC GO 1                         5.000   06/01/2025   06/01/2015 A     6,133,500
------------------------------------------------------------------------------------------------
  1,000,000   NYC GO 1                         5.000   08/01/2025   08/01/2015 A     1,022,700
------------------------------------------------------------------------------------------------
  5,335,000   NYC GO 1                         5.000   09/01/2025   09/01/2015 A     5,457,172
------------------------------------------------------------------------------------------------
  1,000,000   NYC GO 1                         5.000   12/01/2025   12/01/2014 A     1,020,860
------------------------------------------------------------------------------------------------
  5,000,000   NYC GO 1                         5.000   04/01/2026   04/01/2015 A     5,100,050

                    F10 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                            EFFECTIVE
     AMOUNT                                   COUPON      MATURITY      MATURITY*          VALUE
--------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 6,920,000   NYC GO 1                         5.000%   08/01/2026    08/01/2015 A   $ 7,064,490
--------------------------------------------------------------------------------------------------
  5,000,000   NYC GO 1                         5.000    08/01/2026    08/01/2015 A     5,104,400
--------------------------------------------------------------------------------------------------
  4,000,000   NYC GO 1                         5.000    08/01/2026    08/01/2015 A     4,083,520
--------------------------------------------------------------------------------------------------
  8,760,000   NYC GO 1                         5.000    08/01/2026    02/01/2016 A     8,953,771
--------------------------------------------------------------------------------------------------
  5,000,000   NYC GO 1                         5.000    08/01/2026    08/01/2017 A     5,128,300
--------------------------------------------------------------------------------------------------
  1,830,000   NYC GO 1                         5.000    11/01/2027    11/01/2014 A     1,860,671
--------------------------------------------------------------------------------------------------
  7,125,000   NYC GO 1                         5.000    08/01/2028    08/01/2016 A     7,252,751
--------------------------------------------------------------------------------------------------
     90,000   NYC GO 1                         5.000    03/15/2029    03/15/2009 A        90,514
--------------------------------------------------------------------------------------------------
    495,000   NYC GO 1                         5.000    03/15/2029    03/15/2011 A       497,703
--------------------------------------------------------------------------------------------------
     10,000   NYC GO                           5.000    04/15/2029    04/15/2011 A        10,046
--------------------------------------------------------------------------------------------------
     65,000   NYC GO 1                         5.125    08/01/2011    08/01/2008 A        65,769
--------------------------------------------------------------------------------------------------
    115,000   NYC GO 1                         5.125    08/01/2018    08/01/2008 A       116,278
--------------------------------------------------------------------------------------------------
     10,000   NYC GO 1                         5.125    03/15/2019    03/15/2009 A        10,342
--------------------------------------------------------------------------------------------------
  8,360,000   NYC GO 1                         5.125    08/01/2022    02/01/2009 A     8,427,214
--------------------------------------------------------------------------------------------------
      5,000   NYC GO                           5.125    03/15/2025    03/15/2012 A         5,167
--------------------------------------------------------------------------------------------------
     45,000   NYC GO 1                         5.125    08/01/2025    08/01/2008 A        45,486
--------------------------------------------------------------------------------------------------
    505,000   NYC GO 1                         5.125    08/01/2025    08/01/2008 A       507,404
--------------------------------------------------------------------------------------------------
     35,000   NYC GO 1                         5.125    08/01/2025    08/01/2008 A        35,298
--------------------------------------------------------------------------------------------------
     25,000   NYC GO 1                         5.125    05/15/2029    05/15/2009 A        25,353
--------------------------------------------------------------------------------------------------
     50,000   NYC GO 1                         5.200    08/01/2021    08/01/2008 A        50,560
--------------------------------------------------------------------------------------------------
     20,000   NYC GO                           5.200    08/01/2021    08/01/2008 A        20,231
--------------------------------------------------------------------------------------------------
     50,000   NYC GO 1                         5.250    08/01/2011    08/01/2008 A        50,576
--------------------------------------------------------------------------------------------------
     25,000   NYC GO 1                         5.250    05/01/2012    11/01/2008 A        25,224
--------------------------------------------------------------------------------------------------
      5,000   NYC GO 1                         5.250    08/01/2012    08/01/2008 A         5,060
--------------------------------------------------------------------------------------------------
     50,000   NYC GO                           5.250    08/15/2013    08/15/2008 A        50,655
--------------------------------------------------------------------------------------------------
      5,000   NYC GO 1                         5.250    08/01/2014    08/01/2008 A         5,060
--------------------------------------------------------------------------------------------------
     10,000   NYC GO 1                         5.250    08/01/2015    08/01/2008 A        10,120
--------------------------------------------------------------------------------------------------
    390,000   NYC GO 1                         5.250    08/01/2016    08/01/2008 A       394,672
--------------------------------------------------------------------------------------------------
      5,000   NYC GO                           5.250    08/01/2016    08/01/2008 A         5,061
--------------------------------------------------------------------------------------------------
     90,000   NYC GO 1                         5.250    08/01/2019    08/01/2008 A        91,013
--------------------------------------------------------------------------------------------------
     10,000   NYC GO 1                         5.250    05/01/2021    11/01/2008 A        10,056
--------------------------------------------------------------------------------------------------
      5,000   NYC GO 1                         5.250    11/15/2021 2  11/15/2008 A         5,056
--------------------------------------------------------------------------------------------------
      5,000   NYC GO 1                         5.250    01/15/2023    01/15/2013 A         5,408
--------------------------------------------------------------------------------------------------
     20,000   NYC GO 1                         5.250    01/15/2023    01/15/2013 A        20,634
--------------------------------------------------------------------------------------------------
     15,000   NYC GO 1                         5.250    08/15/2023    08/15/2008 A        15,172
--------------------------------------------------------------------------------------------------
  1,000,000   NYC GO 1                         5.250    08/15/2024    08/15/2014 A     1,035,380
--------------------------------------------------------------------------------------------------
  5,110,000   NYC GO 1                         5.250    08/15/2026    08/15/2014 A     5,279,754
--------------------------------------------------------------------------------------------------
    140,000   NYC GO                           5.250    06/01/2027    06/01/2012 A       142,972
--------------------------------------------------------------------------------------------------
    220,000   NYC GO 1                         5.250    01/15/2028    01/15/2013 A       225,614
--------------------------------------------------------------------------------------------------
     20,000   NYC GO 1                         5.250    01/15/2033    01/15/2013 A        21,633
--------------------------------------------------------------------------------------------------
    180,000   NYC GO 1                         5.250    01/15/2033    01/15/2013 A       184,225

                    F11 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    20,000    NYC GO 1                                            5.300%    08/01/2024      08/01/2008 A      $      20,191
------------------------------------------------------------------------------------------------------------------------------
     65,000    NYC GO 1                                            5.300     01/15/2026      01/15/2013 A             70,443
------------------------------------------------------------------------------------------------------------------------------
     70,000    NYC GO 1                                            5.300     01/15/2026      01/15/2013 A             72,803
------------------------------------------------------------------------------------------------------------------------------
  2,000,000    NYC GO 1                                            5.375     08/01/2015      08/01/2008 A          2,024,400
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO                                              5.375     08/01/2017      08/01/2010 A              5,326
------------------------------------------------------------------------------------------------------------------------------
     45,000    NYC GO                                              5.375     08/01/2017      08/01/2010 A             47,196
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYC GO 1                                            5.375     08/01/2019      08/01/2009 A             10,282
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO 1                                            5.375     08/01/2020      08/01/2009 A              5,141
------------------------------------------------------------------------------------------------------------------------------
     35,000    NYC GO                                              5.375     03/01/2027      03/01/2013 A             38,100
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYC GO 1                                            5.375     03/01/2027      03/01/2013 A             51,524
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO 1                                            5.375     08/01/2027      08/01/2008 A              5,066
------------------------------------------------------------------------------------------------------------------------------
    580,000    NYC GO 1                                            5.375     08/01/2027      08/01/2008 A            586,496
------------------------------------------------------------------------------------------------------------------------------
     60,000    NYC GO 1                                            5.500     08/01/2010      08/01/2008 E             60,736
------------------------------------------------------------------------------------------------------------------------------
    110,000    NYC GO 1                                            5.500     08/01/2022      08/01/2008 A            111,266
------------------------------------------------------------------------------------------------------------------------------
    810,000    NYC GO 1                                            5.500     06/01/2023      06/01/2013 A            844,636
------------------------------------------------------------------------------------------------------------------------------
  1,630,000    NYC GO 1                                            5.500     05/15/2024 2    05/15/2010 A          1,676,064
------------------------------------------------------------------------------------------------------------------------------
     20,000    NYC GO 1                                            5.500     02/15/2026      08/15/2008 A             20,384
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYC GO 1                                            5.500     02/15/2026      08/15/2008 A             50,119
------------------------------------------------------------------------------------------------------------------------------
    180,000    NYC GO 1                                            5.500     11/15/2037      11/15/2008 A            181,004
------------------------------------------------------------------------------------------------------------------------------
    100,000    NYC GO 1                                            5.500     11/15/2037      11/15/2008 A            101,127
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYC GO                                              5.600     12/01/2009      12/01/2008 A             10,122
------------------------------------------------------------------------------------------------------------------------------
     15,000    NYC GO                                              5.600     12/01/2010      12/01/2008 A             15,156
------------------------------------------------------------------------------------------------------------------------------
     30,000    NYC GO 1                                            5.600     12/01/2013      12/01/2008 A             30,367
------------------------------------------------------------------------------------------------------------------------------
     45,000    NYC GO 1                                            5.625     08/15/2008      08/15/2008               45,135
------------------------------------------------------------------------------------------------------------------------------
    185,000    NYC GO 1                                            5.625     08/15/2009      08/15/2008 A            185,514
------------------------------------------------------------------------------------------------------------------------------
     95,000    NYC GO                                              5.625     10/01/2020      10/01/2008 A             95,193
------------------------------------------------------------------------------------------------------------------------------
    220,000    NYC GO 1                                            5.700     08/15/2010      08/15/2008 A            220,601
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYC GO 1                                            5.750     05/15/2012      11/15/2008 A             10,027
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYC GO 1                                            5.750     05/15/2012      11/15/2008 A             10,026
------------------------------------------------------------------------------------------------------------------------------
    465,000    NYC GO 1                                            5.750     03/01/2018      03/01/2013 A            513,672
------------------------------------------------------------------------------------------------------------------------------
    570,000    NYC GO 1                                            5.750     03/01/2018      03/01/2013 A            612,317
------------------------------------------------------------------------------------------------------------------------------
    310,000    NYC GO 1                                            5.750     08/01/2018      08/01/2012 A            331,579
------------------------------------------------------------------------------------------------------------------------------
    500,000    NYC GO 1                                            5.750     08/01/2018      08/01/2012 A            534,805
------------------------------------------------------------------------------------------------------------------------------
    500,000    NYC GO 1                                            5.750     03/01/2020      03/01/2013 A            552,335
------------------------------------------------------------------------------------------------------------------------------
     20,000    NYC GO 1                                            5.875     08/01/2015      08/01/2008 A             20,254
------------------------------------------------------------------------------------------------------------------------------
  7,155,000    NYC GO 1                                            5.875     06/01/2019      06/01/2012 A          7,666,439
------------------------------------------------------------------------------------------------------------------------------
  4,770,000    NYC GO 1                                            5.875     08/01/2019      08/01/2012 A          5,124,363
------------------------------------------------------------------------------------------------------------------------------
  5,495,000    NYC GO 1                                            5.875     06/01/2020      06/01/2012 A          5,887,783
------------------------------------------------------------------------------------------------------------------------------
  6,645,000    NYC GO 1                                            5.875     06/01/2021      06/01/2012 A          7,119,985
------------------------------------------------------------------------------------------------------------------------------
     60,000    NYC GO 1                                            6.000     05/15/2011      11/15/2008 A             60,171
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO 1                                            6.000     02/01/2012      08/01/2008 A              5,015

                   F12 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     5,000    NYC GO 1                                            6.000%    08/01/2017      08/01/2008 A      $       5,064
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYC GO 1                                            6.000     05/15/2018      05/15/2010 A             10,528
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO 1                                            6.000     02/01/2022      08/01/2008 A              5,010
------------------------------------------------------------------------------------------------------------------------------
     15,000    NYC GO 1                                            6.000     05/15/2022      05/15/2010 A             15,778
------------------------------------------------------------------------------------------------------------------------------
     35,000    NYC GO 1                                            6.000     02/15/2024      08/15/2008 A             35,068
------------------------------------------------------------------------------------------------------------------------------
    255,000    NYC GO 1                                            6.350     05/15/2014      11/15/2008 A            258,348
------------------------------------------------------------------------------------------------------------------------------
  1,130,000    NYC GO 1                                            6.500     05/15/2017      05/15/2010 A          1,199,834
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO 1                                            7.000     02/01/2009      08/01/2008 A              5,020
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO 1                                            7.000     12/01/2010      12/01/2008 A              5,094
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO                                              7.000     02/01/2011      08/01/2008 A              5,020
------------------------------------------------------------------------------------------------------------------------------
     80,000    NYC GO 1                                            7.000     02/01/2012      08/01/2008 A             80,306
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO 1                                            7.000     02/01/2018      08/01/2008 A              5,018
------------------------------------------------------------------------------------------------------------------------------
     15,000    NYC GO 1                                            7.500     02/01/2009      08/01/2008 A             15,065
------------------------------------------------------------------------------------------------------------------------------
     45,000    NYC GO 1                                            7.750     08/15/2027      08/15/2008 A             45,209
------------------------------------------------------------------------------------------------------------------------------
    450,000    NYC GO RIBS                                         7.620 8   09/01/2011      08/01/2008 A            452,781
------------------------------------------------------------------------------------------------------------------------------
     90,000    NYC GO RIBS                                         8.085 8   08/29/2008      08/01/2008 A             90,528
------------------------------------------------------------------------------------------------------------------------------
    100,000    NYC GO RIBS                                         8.085 8   08/13/2009      08/01/2008 A            100,541
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYC GO RIBS                                         8.085 8   07/29/2010      08/01/2008 A             50,257
------------------------------------------------------------------------------------------------------------------------------
    100,000    NYC GO RIBS                                         8.183 8   08/22/2013      08/01/2008 A            100,524
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYC GO RIBS                                         8.183 8   08/27/2015      08/01/2008 A             50,262
------------------------------------------------------------------------------------------------------------------------------
    565,000    NYC HDC (Multifamily Hsg.) 1                        5.050     11/01/2023      11/01/2012 A            568,893
------------------------------------------------------------------------------------------------------------------------------
  2,500,000    NYC HDC (Multifamily Hsg.)                          5.100     11/01/2027      06/19/2023 B          2,433,300
------------------------------------------------------------------------------------------------------------------------------
  4,610,000    NYC HDC (Multifamily Hsg.) 1                        5.250     11/01/2030      05/01/2014 A          4,665,043
------------------------------------------------------------------------------------------------------------------------------
     20,000    NYC HDC (Multifamily Hsg.) 1                        5.250     11/01/2031      11/01/2010 A             20,103
------------------------------------------------------------------------------------------------------------------------------
    400,000    NYC HDC (Multifamily Hsg.) 1                        5.600     11/01/2019      11/01/2009 A            406,768
------------------------------------------------------------------------------------------------------------------------------
    900,000    NYC HDC (Multifamily Hsg.), Series A 1              5.375     11/01/2023      05/01/2012 A            904,230
------------------------------------------------------------------------------------------------------------------------------
  1,950,000    NYC HDC (Multifamily Hsg.), Series E 1              6.250     05/01/2036      11/01/2009 A          2,004,327
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYC HDC (The Animal Medical Center)                 5.500     12/01/2033      12/01/2010 A             50,584
------------------------------------------------------------------------------------------------------------------------------
    185,000    NYC HDC, Series A 1                                 5.000     07/01/2010      07/01/2010              190,955
------------------------------------------------------------------------------------------------------------------------------
 27,850,000    NYC HDC, Series A 1                                 5.000     07/01/2025      07/01/2015 A         28,120,145
------------------------------------------------------------------------------------------------------------------------------
 25,105,000    NYC HDC, Series A 1                                 5.250     05/01/2030      05/01/2014 A         25,303,832
------------------------------------------------------------------------------------------------------------------------------
  2,215,000    NYC HDC, Series C 1                                 5.000     11/01/2026      07/16/2022 B          2,127,463
------------------------------------------------------------------------------------------------------------------------------
 23,500,000    NYC Health & Hospital Corp. 1                       5.000     02/15/2020      02/15/2009 A         23,645,700
------------------------------------------------------------------------------------------------------------------------------
 27,750,000    NYC Health & Hospital Corp. 1                       5.250     02/15/2017 2    02/15/2010 A         27,956,460
------------------------------------------------------------------------------------------------------------------------------
  1,010,000    NYC Health & Hospital Corp. 1                       5.450     02/15/2026      02/15/2012 A          1,019,009
------------------------------------------------------------------------------------------------------------------------------
  3,000,000    NYC Health & Hospital Corp.(Health System) 1        5.250     02/15/2022      02/15/2013 A          3,063,960
------------------------------------------------------------------------------------------------------------------------------
    470,000    NYC IDA (Acme Architectural Products)               5.875     11/01/2009      03/04/2009 B            463,556
------------------------------------------------------------------------------------------------------------------------------
  9,400,000    NYC IDA (AIRIS JFK I/JFK International Airport)     5.500     07/01/2028      09/16/2023 B          7,934,446
------------------------------------------------------------------------------------------------------------------------------
 10,000,000    NYC IDA (AIRIS JFK I/JFK International Airport)     6.000     07/01/2015      03/09/2013 B          9,761,700
------------------------------------------------------------------------------------------------------------------------------
    100,000    NYC IDA (Atlantic Veal & Lamb)                      7.250     12/01/2008      12/01/2008               99,982
------------------------------------------------------------------------------------------------------------------------------
  2,890,000    NYC IDA (Beth Abraham Health Services)              6.000     02/15/2013      12/10/2010 B          2,916,155

                   F13 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                   EFFECTIVE
      AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    730,000    NYC IDA (Beth Abraham Health Services)              6.000%    11/15/2013      06/28/2010 B      $     737,526
-------------------------------------------------------------------------------------------------------------------------------
     350,000    NYC IDA (Beth Abraham Health Services)              6.000     11/15/2013      10/04/2010 B            353,609
-------------------------------------------------------------------------------------------------------------------------------
     790,000    NYC IDA (Calhoun School)                            6.250     12/01/2016      11/22/2012 B            834,896
-------------------------------------------------------------------------------------------------------------------------------
   5,255,000    NYC IDA (Calhoun School)                            6.250     12/01/2017      12/01/2008 A          5,272,499
-------------------------------------------------------------------------------------------------------------------------------
     605,000    NYC IDA (Center for Elimination of Family
                Violence)                                           6.250     11/01/2016      03/25/2013 B            589,403
-------------------------------------------------------------------------------------------------------------------------------
   7,625,000    NYC IDA (Chapin School)                             4.800     11/01/2018      09/21/2014 B          7,394,725
-------------------------------------------------------------------------------------------------------------------------------
     115,000    NYC IDA (Chardan Corp.)                             6.250     11/01/2008      11/01/2008              116,561
-------------------------------------------------------------------------------------------------------------------------------
     235,000    NYC IDA (College of New Rochelle)                   6.200     09/01/2010 2    09/01/2008 A            235,559
-------------------------------------------------------------------------------------------------------------------------------
     500,000    NYC IDA (College of New Rochelle)                   6.300     09/01/2015 2    09/01/2008 A            500,835
-------------------------------------------------------------------------------------------------------------------------------
     780,000    NYC IDA (Comprehensive Care Management)             5.625     11/01/2015      12/30/2011 B            753,480
-------------------------------------------------------------------------------------------------------------------------------
     595,000    NYC IDA (Comprehensive Care Management)             5.625     11/01/2015      03/21/2012 B            574,770
-------------------------------------------------------------------------------------------------------------------------------
     100,000    NYC IDA (Comprehensive Care Management)             5.750     11/01/2008      11/01/2008               99,758
-------------------------------------------------------------------------------------------------------------------------------
      40,000    NYC IDA (Comprehensive Care Management)             5.750     11/01/2008      11/01/2008               39,876
-------------------------------------------------------------------------------------------------------------------------------
   2,705,000    NYC IDA (Comprehensive Care Management)             5.750     08/01/2018      12/04/2014 B          2,522,331
-------------------------------------------------------------------------------------------------------------------------------
   2,770,000    NYC IDA (Comprehensive Care Management)             5.750     11/01/2018      12/04/2014 B          2,579,701
-------------------------------------------------------------------------------------------------------------------------------
   2,885,000    NYC IDA (Comprehensive Care Management)             5.750     05/01/2019      12/03/2015 B          2,697,215
-------------------------------------------------------------------------------------------------------------------------------
     125,000    NYC IDA (Essie Cosmetics)                           5.500     11/01/2008      11/01/2008              124,938
-------------------------------------------------------------------------------------------------------------------------------
     785,000    NYC IDA (Family Support Systems)                    6.500     11/01/2014      02/02/2012 B            775,125
-------------------------------------------------------------------------------------------------------------------------------
   3,340,000    NYC IDA (Gateway School of New York)                5.300     06/01/2019      05/01/2015 B          3,157,469
-------------------------------------------------------------------------------------------------------------------------------
     935,000    NYC IDA (Global Country World Peace)                6.250     11/01/2015      01/19/2013 B            878,059
-------------------------------------------------------------------------------------------------------------------------------
     875,000    NYC IDA (Global Country World Peace)                6.250     11/01/2025      12/20/2012 B            821,713
-------------------------------------------------------------------------------------------------------------------------------
   1,310,000    NYC IDA (Gourmet Boutique)                          5.250     05/01/2013      08/21/2010 B          1,236,692
-------------------------------------------------------------------------------------------------------------------------------
   1,795,000    NYC IDA (Guttmacher Institute)                      5.250     12/01/2016      12/29/2012 B          1,651,454
-------------------------------------------------------------------------------------------------------------------------------
     500,000    NYC IDA (Independent Living Assoc.)                 6.200     07/01/2020      05/04/2015 B            461,965
-------------------------------------------------------------------------------------------------------------------------------
  33,525,000    NYC IDA (Japan Airlines)                            6.000     11/01/2015      11/01/2008 A         33,931,323
-------------------------------------------------------------------------------------------------------------------------------
  16,350,000    NYC IDA (JFK International Airport)                 8.000     08/01/2012      08/01/2012           16,150,530
-------------------------------------------------------------------------------------------------------------------------------
   2,500,000    NYC IDA (Liberty-7 World Trade Center)              6.250     03/01/2015      03/01/2012 A          2,491,675
-------------------------------------------------------------------------------------------------------------------------------
   5,000,000    NYC IDA (Liberty-7 World Trade Center) 3            6.500     03/01/2035      03/01/2009 A          5,002,150
-------------------------------------------------------------------------------------------------------------------------------
   2,355,000    NYC IDA (Lycee Francais De New York)                5.500     06/01/2013      12/01/2012 A          2,378,315
-------------------------------------------------------------------------------------------------------------------------------
     730,000    NYC IDA (Lycee Francais De New York)                5.500     06/01/2015      12/01/2012 A            733,511
-------------------------------------------------------------------------------------------------------------------------------
   2,880,000    NYC IDA (Lycee Francais De New York)                5.500     06/01/2016      12/01/2012 A          2,878,934
-------------------------------------------------------------------------------------------------------------------------------
   2,000,000    NYC IDA (Lycee Francais De New York)                5.500     06/01/2017      12/01/2012 A          1,985,320
-------------------------------------------------------------------------------------------------------------------------------
   3,210,000    NYC IDA (Lycee Francais De New York)                5.500     06/01/2018      06/01/2018            3,165,285
-------------------------------------------------------------------------------------------------------------------------------
     795,000    NYC IDA (Manhattan Community Access Corp.)          5.250     12/01/2016      12/24/2012 B            734,604
-------------------------------------------------------------------------------------------------------------------------------
   4,230,000    NYC IDA (Margaret Tietz Nursing &
                Rehabilitation Center)                              5.375     11/01/2016      03/18/2013 B          4,078,524
-------------------------------------------------------------------------------------------------------------------------------
     415,000    NYC IDA (Margaret Tietz Nursing &
                Rehabilitation Center)                              5.375     11/01/2018      09/13/2014 B            396,109
-------------------------------------------------------------------------------------------------------------------------------
   2,020,000    NYC IDA (Margaret Tietz Nursing &
                Rehabilitation Center)                              5.375     11/01/2018      10/05/2014 B          1,928,050

                   F14 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   250,000    NYC IDA (Marymount School of New York)              5.125%    09/01/2021      07/30/2017 B      $     238,125
------------------------------------------------------------------------------------------------------------------------------
  1,545,000    NYC IDA (Metro Biofuels)                            5.500     11/01/2013      12/12/2011 B          1,516,510
------------------------------------------------------------------------------------------------------------------------------
  1,800,000    NYC IDA (Metropolitan College of New York)          5.750     03/01/2020      03/14/2018 B          1,674,576
------------------------------------------------------------------------------------------------------------------------------
  4,585,000    NYC IDA (MMC Corp.)                                 5.125     11/01/2025      11/01/2010 A          4,648,594
------------------------------------------------------------------------------------------------------------------------------
  5,865,000    NYC IDA (Montefiore Medical Center Corp.)           5.125     11/01/2035      11/01/2010 A          5,904,999
------------------------------------------------------------------------------------------------------------------------------
  1,810,000    NYC IDA (Polytechnic University)                    5.250     11/01/2008      11/01/2008            1,831,412
------------------------------------------------------------------------------------------------------------------------------
  2,005,000    NYC IDA (Polytechnic University)                    5.750     11/01/2010      11/01/2010            2,142,182
------------------------------------------------------------------------------------------------------------------------------
    500,000    NYC IDA (Polytechnic University)                    5.750     11/01/2012      11/01/2010 A            538,905
------------------------------------------------------------------------------------------------------------------------------
    145,000    NYC IDA (Precision Gear)                            5.875     11/01/2009      01/04/2009 B            143,498
------------------------------------------------------------------------------------------------------------------------------
    175,000    NYC IDA (Precision Gear)                            5.875     11/01/2009      05/02/2009 B            173,507
------------------------------------------------------------------------------------------------------------------------------
     30,000    NYC IDA (Precision Gear)                            6.500     11/01/2008      11/01/2008               29,985
------------------------------------------------------------------------------------------------------------------------------
    250,000    NYC IDA (Queens Baseball Stadium) 1                 5.000     01/01/2025      01/01/2025              247,233
------------------------------------------------------------------------------------------------------------------------------
  1,200,000    NYC IDA (Reece School)                              6.500     12/01/2017      12/14/2013 B          1,186,200
------------------------------------------------------------------------------------------------------------------------------
    405,000    NYC IDA (Reece School)                              6.500     12/01/2017      12/18/2013 B            400,343
------------------------------------------------------------------------------------------------------------------------------
     75,000    NYC IDA (Riverdale Country School) 3                7.250 4   06/01/2034      06/01/2009 C             75,000
------------------------------------------------------------------------------------------------------------------------------
    325,000    NYC IDA (Rockefeller Foundation) 1                  5.375     07/01/2023      01/01/2009 A            325,283
------------------------------------------------------------------------------------------------------------------------------
  3,410,000    NYC IDA (Rosco, Inc.)                               5.625     06/01/2022      12/01/2008 C          3,342,925
------------------------------------------------------------------------------------------------------------------------------
  4,100,000    NYC IDA (Samaritan Aids Services)                   5.000     11/01/2024      11/01/2011 A          4,168,962
------------------------------------------------------------------------------------------------------------------------------
    735,000    NYC IDA (Showman Fabricators)                       7.125     11/01/2013      03/24/2011 B            705,152
------------------------------------------------------------------------------------------------------------------------------
    100,000    NYC IDA (Special Needs Facilities
               Pooled Program)                                     4.150     07/01/2014      04/08/2012 B             90,343
------------------------------------------------------------------------------------------------------------------------------
    200,000    NYC IDA (Special Needs Facilities
               Pooled Program)                                     5.800     07/01/2023      10/12/2021 B            188,444
------------------------------------------------------------------------------------------------------------------------------
    255,000    NYC IDA (Special Needs Facilities
               Pooled Program)                                     5.950     07/01/2008      07/01/2008              255,028
------------------------------------------------------------------------------------------------------------------------------
  1,170,000    NYC IDA (Stallion)                                  5.000     11/01/2016      11/03/2013 B          1,070,141
------------------------------------------------------------------------------------------------------------------------------
    575,000    NYC IDA (Stallion)                                  5.500     11/01/2017      11/01/2017              552,437
------------------------------------------------------------------------------------------------------------------------------
  1,265,000    NYC IDA (Studio School)                             6.250     11/01/2018      11/12/2016 B          1,158,006
------------------------------------------------------------------------------------------------------------------------------
  5,855,000    NYC IDA (Terminal One Group Assoc.)                 5.500     01/01/2017      01/01/2016 A          6,069,644
------------------------------------------------------------------------------------------------------------------------------
  6,000,000    NYC IDA (Terminal One Group Assoc.)                 5.500     01/01/2018      01/01/2016 A          6,185,760
------------------------------------------------------------------------------------------------------------------------------
 11,670,000    NYC IDA (Terminal One Group Assoc.)                 5.500     01/01/2019      01/01/2016 A         11,965,251
------------------------------------------------------------------------------------------------------------------------------
  8,000,000    NYC IDA (Terminal One Group Assoc.)                 5.500     01/01/2020      01/01/2016 A          8,177,440
------------------------------------------------------------------------------------------------------------------------------
  2,000,000    NYC IDA (Terminal One Group Assoc.)                 5.500     01/01/2021      01/01/2016 A          2,034,400
------------------------------------------------------------------------------------------------------------------------------
 37,000,000    NYC IDA (Terminal One Group Assoc.)                 5.500     01/01/2024      01/01/2016 A         37,498,760
------------------------------------------------------------------------------------------------------------------------------
  1,475,000    NYC IDA (The Child School)                          7.000     06/01/2013      12/26/2010 B          1,492,376
------------------------------------------------------------------------------------------------------------------------------
  7,910,000    NYC IDA (Unicef)                                    5.050     11/01/2018      09/30/2014 B          7,274,827
------------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYC IDA (Urban Resource Institute) 1                5.250     03/01/2023      03/01/2013 A          1,030,100
------------------------------------------------------------------------------------------------------------------------------
    955,000    NYC IDA (Urban Resource Institute)                  6.500     11/01/2013      04/09/2011 B            938,278
------------------------------------------------------------------------------------------------------------------------------
    925,000    NYC IDA (Vaughn College Aeronautics)                5.000     12/01/2016      09/15/2013 B            879,462
------------------------------------------------------------------------------------------------------------------------------
  3,010,000    NYC IDA (Vaughn College Aeronautics)                5.000     12/01/2016      10/21/2012 B          2,861,818
------------------------------------------------------------------------------------------------------------------------------
  4,000,000    NYC IDA (Visy Paper)                                7.800     01/01/2016      01/01/2009 A          4,005,480
------------------------------------------------------------------------------------------------------------------------------
    765,000    NYC IDA (Vocational Instruction) 9                  6.000     02/01/2013      10/21/2010 B            639,892

                   F15 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 5,820,000    NYC IDA (Yeled Yalda Early Childhood)               5.350%    11/01/2017      10/02/2013 B      $   5,380,997
------------------------------------------------------------------------------------------------------------------------------
    500,000    NYC IDA (YMCA of Greater New York) 1                5.250     08/01/2021      02/01/2011 A            507,380
------------------------------------------------------------------------------------------------------------------------------
  6,490,000    NYC IDA (YMCA of Greater New York)                  5.800     08/01/2016 2    01/01/2009 A          6,699,497
------------------------------------------------------------------------------------------------------------------------------
    400,000    NYC IDA (Zeluck, Inc.)                              6.250     11/01/2011      11/01/2008 A            400,848
------------------------------------------------------------------------------------------------------------------------------
     20,000    NYC Municipal Water Finance Authority 1             4.875     06/15/2021      12/15/2008 A             20,178
------------------------------------------------------------------------------------------------------------------------------
     65,000    NYC Municipal Water Finance Authority 1             5.000     06/15/2027      12/15/2008 A             65,592
------------------------------------------------------------------------------------------------------------------------------
     90,000    NYC Municipal Water Finance Authority               5.000     06/15/2027      12/15/2008 A             90,828
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYC Municipal Water Finance Authority 1             5.000     06/15/2027      12/15/2008 A             50,171
------------------------------------------------------------------------------------------------------------------------------
     15,000    NYC Municipal Water Finance Authority 1             5.000     06/15/2027      12/15/2008 A             15,051
------------------------------------------------------------------------------------------------------------------------------
    140,000    NYC Municipal Water Finance Authority               5.000     06/15/2029      06/15/2009 A            140,722
------------------------------------------------------------------------------------------------------------------------------
  2,000,000    NYC Municipal Water Finance Authority 1             5.125     06/15/2031      06/15/2011 A          2,021,860
------------------------------------------------------------------------------------------------------------------------------
    855,000    NYC Municipal Water Finance Authority               5.750     06/15/2013 2    12/15/2008 A            891,543
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYC Municipal Water Finance Authority 1             5.750     06/15/2013 2    12/15/2008 E             52,137
------------------------------------------------------------------------------------------------------------------------------
     35,000    NYC Transitional Finance Authority 1                5.000     05/01/2026 2    11/01/2008 A             35,376
------------------------------------------------------------------------------------------------------------------------------
  2,000,000    NYC Transitional Finance Authority, Series E 1      5.000     02/01/2026      02/01/2013 A          2,043,440
------------------------------------------------------------------------------------------------------------------------------
 31,000,000    NYC Trust for Cultural Resources
               (Manhattan School of Music) 3                       5.500 4   10/01/2029 2    12/01/2008 C         31,000,000
------------------------------------------------------------------------------------------------------------------------------
  3,880,000    NYC Trust for Cultural Resources
               (Museum of American Folk Art)                       6.000     07/01/2022 2    03/01/2020 B          3,746,528
------------------------------------------------------------------------------------------------------------------------------
  2,720,000    NYC Trust for Cultural Resources
               (Museum of American Folk Art)                       6.125     07/01/2030 2    04/03/2027 B          2,548,722
------------------------------------------------------------------------------------------------------------------------------
    250,000    NYC Trust for Cultural Resources
               (Museum of Modern Art) 1                            5.125     07/01/2031      07/01/2012 A            252,745
------------------------------------------------------------------------------------------------------------------------------
    595,000    NYC Trust for Cultural Resources
               (Museum of Modern Art) 1                            5.500     01/01/2016      01/01/2009 A            602,253
------------------------------------------------------------------------------------------------------------------------------
  1,035,000    NYC Trust for Cultural Resources
               (Museum of Modern Art) 1                            5.500     01/01/2021      01/01/2009 A          1,045,774
------------------------------------------------------------------------------------------------------------------------------
     25,000    NYS DA (Amsterdam Memorial Hospital)                6.000     08/01/2025      08/01/2008 A             25,050
------------------------------------------------------------------------------------------------------------------------------
     25,000    NYS DA (Audit & Control) 1                          5.500     04/01/2023      04/01/2009 A             25,546
------------------------------------------------------------------------------------------------------------------------------
    250,000    NYS DA (Augustana Lutheran Home)                    5.500     02/01/2041 2    02/01/2012 A            254,103
------------------------------------------------------------------------------------------------------------------------------
     15,000    NYS DA (Brookdale Hospital Medical Center) 1        5.200     02/15/2016      02/15/2010 A             15,240
------------------------------------------------------------------------------------------------------------------------------
     65,000    NYS DA (Brookdale Hospital Medical  Center) 1       5.300     02/15/2017      08/15/2008 A             66,040
------------------------------------------------------------------------------------------------------------------------------
     60,000    NYS DA (Brooklyn Hospital Center)                   5.100     02/01/2019      02/01/2009 A             61,100
------------------------------------------------------------------------------------------------------------------------------
  4,475,000    NYS DA (Cabrini Westchester) 1                      5.100     02/15/2026      02/15/2017 A          4,682,685
------------------------------------------------------------------------------------------------------------------------------
  1,300,000    NYS DA (Canisius College)                           5.000     07/01/2022      07/01/2015 A          1,325,376
------------------------------------------------------------------------------------------------------------------------------
  1,120,000    NYS DA (Catskill Regional Medical Center) 1         5.250     02/15/2023      02/15/2015 A          1,145,066
------------------------------------------------------------------------------------------------------------------------------
  1,350,000    NYS DA (Chapel Oaks)                                5.375     07/01/2017 2    01/01/2009 A          1,379,822
------------------------------------------------------------------------------------------------------------------------------
    960,000    NYS DA (City University) 1                          5.000     07/01/2017      01/01/2009 A            970,291
------------------------------------------------------------------------------------------------------------------------------
     65,000    NYS DA (City University) 1                          5.000     07/01/2026      07/01/2010 A             65,455
------------------------------------------------------------------------------------------------------------------------------
     60,000    NYS DA (City University) 1                          5.250     07/01/2012      01/01/2009 A             60,688
------------------------------------------------------------------------------------------------------------------------------
    145,000    NYS DA (City University) 1                          5.250     07/01/2025      01/01/2009 A            148,029
------------------------------------------------------------------------------------------------------------------------------
     20,000    NYS DA (Culinary Institute of America) 1            5.000     07/01/2022      07/01/2009 A             20,261

                   F16 | LIMITED TERM NEW YORK MUNICIPAL FUND

   PRINCIPAL                                                                                   EFFECTIVE
      AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    350,000    NYS DA (Dept. of Health) 1                          5.000%    07/01/2021      07/01/2014 A      $     361,438
-------------------------------------------------------------------------------------------------------------------------------
      10,000    NYS DA (Dept. of Health) 1                          5.000     07/01/2024      01/01/2009 A             10,097
-------------------------------------------------------------------------------------------------------------------------------
      35,000    NYS DA (Dept. of Health) 1                          5.000     07/01/2028      07/01/2009 A             35,185
-------------------------------------------------------------------------------------------------------------------------------
     880,000    NYS DA (Dept. of Health) 1                          5.250     07/01/2023      07/01/2014 A            916,731
-------------------------------------------------------------------------------------------------------------------------------
   4,620,000    NYS DA (Dept. of Health) 1                          5.250     07/01/2024      07/01/2015 A          4,778,466
-------------------------------------------------------------------------------------------------------------------------------
     820,000    NYS DA (Dept. of Health) 1                          5.500     07/01/2021      01/01/2009 A            828,905
-------------------------------------------------------------------------------------------------------------------------------
      50,000    NYS DA (Eger Health Care Center &
                Rehabilitation Center)                              5.100     02/01/2028      02/01/2010 A             50,194
-------------------------------------------------------------------------------------------------------------------------------
   2,525,000    NYS DA (Ellis Hospital) 1                           5.050     08/15/2024      08/15/2014 A          2,584,918
-------------------------------------------------------------------------------------------------------------------------------
     165,000    NYS DA (Ellis Hospital) 1                           5.500     08/01/2015      08/01/2008 A            165,368
-------------------------------------------------------------------------------------------------------------------------------
     150,000    NYS DA (Ellis Hospital) 1                           5.600     08/01/2025      08/01/2008 A            150,186
-------------------------------------------------------------------------------------------------------------------------------
     175,000    NYS DA (Ellis Hospital) 1                           5.625     08/01/2035 2    08/01/2008 A            175,221
-------------------------------------------------------------------------------------------------------------------------------
     135,000    NYS DA (Episcopal Health) 1                         5.900     08/01/2020 2    08/01/2008 A            135,167
-------------------------------------------------------------------------------------------------------------------------------
      75,000    NYS DA (FNHC/KR/MMWNHC Obligated Group)             5.500     07/01/2010 2    01/01/2009 A             75,163
-------------------------------------------------------------------------------------------------------------------------------
     600,000    NYS DA (FNHC/KR/MMWNHC Obligated Group)             5.750     07/01/2017      01/01/2009 A            600,996
-------------------------------------------------------------------------------------------------------------------------------
      30,000    NYS DA (Fordham University) 1                       5.000     07/01/2028      07/01/2010 A             30,113
-------------------------------------------------------------------------------------------------------------------------------
   3,835,000    NYS DA (Frances Schervier Home & Hospital
                Obligated Group) 1                                  5.500     07/01/2017 2    01/01/2009 A          3,881,749
-------------------------------------------------------------------------------------------------------------------------------
  10,055,000    NYS DA (Frances Schervier Home & Hospital
                Obligated Group) 1                                  5.500     07/01/2027 2    01/01/2009 A         10,080,238
-------------------------------------------------------------------------------------------------------------------------------
     240,000    NYS DA (Frances Schervier Home & Hospital
                Obligated Group) 1                                  5.500     07/01/2027 2    01/01/2009 A            240,509
-------------------------------------------------------------------------------------------------------------------------------
      55,000    NYS DA (German Masonic Home) 1                      5.950     08/01/2026 2    08/01/2008 A             55,069
-------------------------------------------------------------------------------------------------------------------------------
     165,000    NYS DA (German Masonic Home) 1                      6.000     08/01/2036      08/01/2008 A            165,180
-------------------------------------------------------------------------------------------------------------------------------
     415,000    NYS DA (Grace Manor Health Care Facility)           6.150     07/01/2018      01/01/2009 A            415,851
-------------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS DA (GSHMC/CHSLI Obligated Group) 1              5.750     07/01/2014      07/01/2009 A          1,023,520
-------------------------------------------------------------------------------------------------------------------------------
       5,000    NYS DA (Hamilton College)                           5.125     07/01/2016      07/01/2009 A              5,161
-------------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS DA (Health Center/BFCC/USBFCC
                Obligated Group)                                    5.000     11/15/2019      11/15/2011 A          1,028,720
-------------------------------------------------------------------------------------------------------------------------------
      30,000    NYS DA (Hebrew Hospital Home of Westchester) 1      5.625     08/01/2016      08/01/2008 A             30,334
-------------------------------------------------------------------------------------------------------------------------------
      75,000    NYS DA (Hospital for Special Surgery) 1             5.000     02/01/2018      08/01/2008 A             75,833
-------------------------------------------------------------------------------------------------------------------------------
     140,000    NYS DA (Hospital for Special Surgery) 1             5.000     02/01/2028      02/01/2010 A            140,332
-------------------------------------------------------------------------------------------------------------------------------
  17,315,000    NYS DA (Hospital) 1                                 6.450     08/15/2024      08/15/2012 A         17,967,602
-------------------------------------------------------------------------------------------------------------------------------
   2,155,000    NYS DA (Hunts Point Multi-Service Center)           5.625     07/01/2022      01/01/2009 A          2,201,160
-------------------------------------------------------------------------------------------------------------------------------
     100,000    NYS DA (Ideal Senior Living Center Hsg.) 1          5.900     08/01/2026      08/01/2008 A            100,190
-------------------------------------------------------------------------------------------------------------------------------
   1,240,000    NYS DA (Ideal Senior Living Center Hsg.) 1          5.900     08/01/2026      08/01/2008 A          1,241,972
-------------------------------------------------------------------------------------------------------------------------------
      35,000    NYS DA (John T. Mather Memorial Hospital)           5.250     07/01/2015      01/01/2009 A             35,048
-------------------------------------------------------------------------------------------------------------------------------
     130,000    NYS DA (John T. Mather Memorial Hospital)           5.375     07/01/2019      01/01/2009 A            130,177
-------------------------------------------------------------------------------------------------------------------------------
   1,590,000    NYS DA (John T. Mather Memorial Hospital)           5.750     07/01/2025      01/01/2009 A          1,592,719

                   F17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$15,210,000    NYS DA (Kaleida Health)                             5.050%    02/15/2025      02/15/2014 A      $  15,567,739
------------------------------------------------------------------------------------------------------------------------------
    965,000    NYS DA (L.I. University)                            5.125     09/01/2010      09/01/2009 E            990,119
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYS DA (Le Moyne College)                           5.000     07/01/2009      01/01/2009 A             10,024
------------------------------------------------------------------------------------------------------------------------------
    725,000    NYS DA (Le Moyne College)                           5.000     07/01/2018      01/01/2009 A            725,906
------------------------------------------------------------------------------------------------------------------------------
  1,100,000    NYS DA (Leake & Watts Services)                     5.000     07/01/2023      07/01/2014 A          1,128,655
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYS DA (Lenox Hill Hospital Obligated Group)        5.750     07/01/2016      07/01/2012 A             10,151
------------------------------------------------------------------------------------------------------------------------------
  2,000,000    NYS DA (Lenox Hill Hospital Obligated Group)        5.750     07/01/2017      07/01/2012 A          2,025,960
------------------------------------------------------------------------------------------------------------------------------
    460,000    NYS DA (Long Beach Medical Center) 1                5.550     08/01/2015      08/01/2008 A            461,049
------------------------------------------------------------------------------------------------------------------------------
    605,000    NYS DA (Long Beach Medical Center) 1                5.625     08/01/2022      08/01/2008 A            617,880
------------------------------------------------------------------------------------------------------------------------------
  2,200,000    NYS DA (Maimonides Medical Center) 1                5.750     08/01/2024      08/01/2008 A          2,203,102
------------------------------------------------------------------------------------------------------------------------------
    100,000    NYS DA (March of Dimes) 1                           5.600     07/01/2012      01/01/2009 A            100,234
------------------------------------------------------------------------------------------------------------------------------
    615,000    NYS DA (Master BOCES Program) 1                     5.250     08/15/2023      08/15/2013 A            647,392
------------------------------------------------------------------------------------------------------------------------------
    175,000    NYS DA (Menorah Campus)                             6.100     02/01/2037      08/01/2008 A            177,095
------------------------------------------------------------------------------------------------------------------------------
  2,000,000    NYS DA (Mental Health Services Facilities) 1        5.000     02/15/2025      02/15/2015 A          2,046,280
------------------------------------------------------------------------------------------------------------------------------
    225,000    NYS DA (Mental Health Services Facilities) 1        5.250     02/15/2023      02/15/2014 A            233,406
------------------------------------------------------------------------------------------------------------------------------
     40,000    NYS DA (Mental Health Services Facilities)          5.250     08/15/2024      08/15/2009 A             41,831
------------------------------------------------------------------------------------------------------------------------------
    445,000    NYS DA (Mental Health)                              5.000     02/15/2023      08/15/2008 A            448,631
------------------------------------------------------------------------------------------------------------------------------
    220,000    NYS DA (Mental Health)                              5.000     02/15/2029      02/15/2011 A            221,276
------------------------------------------------------------------------------------------------------------------------------
    800,000    NYS DA (Millard Fillmore Hospital) 1                5.375     02/01/2017      08/01/2008 A            817,600
------------------------------------------------------------------------------------------------------------------------------
     70,000    NYS DA (Millard Fillmore Hospital) 1                5.375     02/01/2032      08/01/2008 A             70,816
------------------------------------------------------------------------------------------------------------------------------
  5,360,000    NYS DA (Miriam Osborn Memorial Home Assoc.)         6.875     07/01/2019 2    07/01/2010 A          5,548,726
------------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS DA (Montefiore Medical Center)                  5.000     02/01/2022      02/01/2015 A            996,050
------------------------------------------------------------------------------------------------------------------------------
  5,000,000    NYS DA (Montefiore Medical Center)                  5.000     08/01/2023      10/11/2021 B          4,947,600
------------------------------------------------------------------------------------------------------------------------------
  4,500,000    NYS DA (Montefiore Medical Center)                  5.000     02/01/2028      03/07/2024 B          4,315,320
------------------------------------------------------------------------------------------------------------------------------
    765,000    NYS DA (Montefiore Medical Center) 1                5.250     08/01/2019      08/01/2010 A            786,030
------------------------------------------------------------------------------------------------------------------------------
    430,000    NYS DA (Montefiore Medical Center)                  5.500     08/01/2038      08/01/2009 A            436,863
------------------------------------------------------------------------------------------------------------------------------
     75,000    NYS DA (Mount Sinai School of Medicine) 1           5.000     07/01/2015      01/01/2009 A             75,058
------------------------------------------------------------------------------------------------------------------------------
     80,000    NYS DA (Mount Sinai School of Medicine) 1           5.000     07/01/2016      01/01/2009 A             80,054
------------------------------------------------------------------------------------------------------------------------------
  1,125,000    NYS DA (Mount Sinai School of Medicine) 1           5.000     07/01/2021      01/01/2009 A          1,125,866
------------------------------------------------------------------------------------------------------------------------------
  2,235,000    NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                    6.500     07/01/2016      07/01/2010 E          2,416,795
------------------------------------------------------------------------------------------------------------------------------
  4,000,000    NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                    5.000     07/01/2013      01/01/2009 A          4,000,960
------------------------------------------------------------------------------------------------------------------------------
 15,230,000    NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                    5.500     07/01/2026      01/01/2009 A         15,228,477
------------------------------------------------------------------------------------------------------------------------------
     40,000    NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                    6.000     07/01/2013      07/01/2010 A             41,448
------------------------------------------------------------------------------------------------------------------------------
    150,000    NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                    6.500     07/01/2025      07/01/2011 A            154,556
------------------------------------------------------------------------------------------------------------------------------
  7,710,000    NYS DA (Mt. Sinai Hospital)                         6.500     07/01/2015      07/01/2010 A          8,030,582
------------------------------------------------------------------------------------------------------------------------------
  9,095,000    NYS DA (Mt. Sinai Hospital)                         6.500     07/01/2016      07/01/2010 A          9,446,613

                   F18 | LIMITED TERM NEW YORK MUNICIPAL FUND

   PRINCIPAL                                                                                   EFFECTIVE
      AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  1,330,000    NYS DA (Mt. Sinai Hospital)                         6.625%    07/01/2019      07/01/2010 A      $   1,376,843
-------------------------------------------------------------------------------------------------------------------------------
   8,750,000    NYS DA (Mt. Sinai/NYU Health)                       5.500     07/01/2026      01/01/2009 A          8,749,125
-------------------------------------------------------------------------------------------------------------------------------
     295,000    NYS DA (Mt. Sinai/NYU Health)                       6.000     07/01/2010      07/01/2010              307,809
-------------------------------------------------------------------------------------------------------------------------------
     200,000    NYS DA (Mt. Sinai/NYU Health)                       6.100     07/01/2012      07/01/2010 A            208,322
-------------------------------------------------------------------------------------------------------------------------------
   4,925,000    NYS DA (Mt. Sinai/NYU Health)                       6.500     07/01/2017      07/01/2010 A          5,103,975
-------------------------------------------------------------------------------------------------------------------------------
     645,000    NYS DA (Mt. Sinai/NYU Health)                       6.750     07/01/2020      07/01/2010 A            669,355
-------------------------------------------------------------------------------------------------------------------------------
      25,000    NYS DA (Municipal Health Facilities)                5.000     01/15/2023      01/15/2009 A             25,243
-------------------------------------------------------------------------------------------------------------------------------
      40,000    NYS DA (Municipal Health Facilities)                5.500     05/15/2016      11/15/2008 A             40,092
-------------------------------------------------------------------------------------------------------------------------------
     320,000    NYS DA (Municipal Health Facilities) 1              5.500     05/15/2024      11/15/2008 A            320,438
-------------------------------------------------------------------------------------------------------------------------------
      15,000    NYS DA (New York & Presbyterian Hospital) 1         5.000     02/01/2019      08/01/2008 A             15,167
-------------------------------------------------------------------------------------------------------------------------------
      30,000    NYS DA (New York Downtown Hospital) 1               5.300     02/15/2020      08/15/2008 A             30,472
-------------------------------------------------------------------------------------------------------------------------------
      20,000    NYS DA (New York Hospital Medical Center of
                Queens) 1                                           5.450     08/15/2019      08/15/2009 A             20,623
-------------------------------------------------------------------------------------------------------------------------------
   1,415,000    NYS DA (New York Hospital Medical Center
                of Queens) 1                                        5.550     08/15/2029 2    08/15/2009 A          1,460,450
-------------------------------------------------------------------------------------------------------------------------------
     100,000    NYS DA (New York Medical College) 1                 5.000     07/01/2021      01/01/2009 A            100,919
-------------------------------------------------------------------------------------------------------------------------------
   1,000,000    NYS DA (New York Methodist Hospital)                5.250     07/01/2024      03/02/2022 B            981,960
-------------------------------------------------------------------------------------------------------------------------------
   4,200,000    NYS DA (North General Hospital) 1                   5.750     02/15/2019      02/15/2013 A          4,489,758
-------------------------------------------------------------------------------------------------------------------------------
   3,750,000    NYS DA (North General Hospital) 1                   5.750     02/15/2020      02/15/2013 A          3,998,138
-------------------------------------------------------------------------------------------------------------------------------
      35,000    NYS DA (North Shore University Hospital)            5.000     11/01/2023      11/01/2008 A             35,212
-------------------------------------------------------------------------------------------------------------------------------
      40,000    NYS DA (Northeast Parent & Child) 1                 5.500     07/01/2018      07/01/2009 A             41,198
-------------------------------------------------------------------------------------------------------------------------------
       5,000    NYS DA (NSUH/NSUH-Glen Cove/
                NSUH-Plainview Obligated Group)                     5.000     11/01/2023      11/01/2008 A              5,105
-------------------------------------------------------------------------------------------------------------------------------
       5,000    NYS DA (NSUH/NSUH-Glen Cove/
                NSUH-Plainview Obligated Group)                     5.000     11/01/2023      11/01/2008 A              5,045
-------------------------------------------------------------------------------------------------------------------------------
  10,455,000    NYS DA (NSUH/NSUH-Glen Cove/
                NSUH-Plainview Obligated Group)                     5.200     11/01/2017      11/01/2008 A         10,618,098
-------------------------------------------------------------------------------------------------------------------------------
   1,400,000    NYS DA (NYU Hospitals Center)                       5.250     07/01/2024      01/27/2018 B          1,337,266
-------------------------------------------------------------------------------------------------------------------------------
   2,500,000    NYS DA (Ozanam Hall of Queens Nursing Home)         5.000     11/01/2021      11/01/2016 A          2,571,050
-------------------------------------------------------------------------------------------------------------------------------
   2,000,000    NYS DA (Park Ridge Hsg.)                            6.375     08/01/2020 2    08/01/2010 A          2,079,840
-------------------------------------------------------------------------------------------------------------------------------
   1,595,000    NYS DA (Park Ridge Hsg.)                            6.500     08/01/2025 2    08/01/2010 A          1,654,637
-------------------------------------------------------------------------------------------------------------------------------
     100,000    NYS DA (Pratt Institute) 1                          6.000     07/01/2024      07/01/2010 A            101,477
-------------------------------------------------------------------------------------------------------------------------------
  18,220,000    NYS DA (Pratt Institute) 3                          6.750 4   07/01/2034      01/01/2009 C         18,220,000
-------------------------------------------------------------------------------------------------------------------------------
   3,680,000    NYS DA (Providence Rest)                            5.000     07/01/2021      07/12/2020 B          3,231,334
-------------------------------------------------------------------------------------------------------------------------------
   1,250,000    NYS DA (Providence Rest)                            5.125     07/01/2030      08/06/2028 B          1,028,188
-------------------------------------------------------------------------------------------------------------------------------
     120,000    NYS DA (Resurrection Rest Home Castleton
                on Hudson) 1                                        6.050     08/01/2035 2    08/01/2008 A            120,229
-------------------------------------------------------------------------------------------------------------------------------
   8,730,000    NYS DA (Rochester General Hospital) 1               5.000     12/01/2025      10/25/2021 B          8,501,885
-------------------------------------------------------------------------------------------------------------------------------
      50,000    NYS DA (Rochester Institute of Technology)          5.250     07/01/2025      07/01/2012 A             51,015
-------------------------------------------------------------------------------------------------------------------------------
      20,000    NYS DA (Rockefeller University)                     5.000     07/01/2028      01/01/2009 A             20,121
-------------------------------------------------------------------------------------------------------------------------------
   5,100,000    NYS DA (Ryan-Clinton Community Health Center)       6.100     07/01/2019 2    01/01/2010 A          5,336,691

                   F19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                   EFFECTIVE
      AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  5,000,000    NYS DA (School District Financing) 1                5.750%    10/01/2022 2    10/01/2012 A      $   5,334,700
-------------------------------------------------------------------------------------------------------------------------------
     120,000    NYS DA (SCHRC) 1                                    5.500     07/01/2022      07/01/2009 A            122,726
-------------------------------------------------------------------------------------------------------------------------------
   3,460,000    NYS DA (SCHRC/CHSLI Obligated Group) 1              5.700     07/01/2013      07/01/2009 A          3,503,700
-------------------------------------------------------------------------------------------------------------------------------
   3,820,000    NYS DA (SCHRC/CHSLI Obligated Group) 1              5.750     07/01/2014      07/01/2009 A          3,862,402
-------------------------------------------------------------------------------------------------------------------------------
   1,370,000    NYS DA (SCHRC/CHSLI Obligated Group) 1              5.800     07/01/2015      07/01/2009 A          1,383,084
-------------------------------------------------------------------------------------------------------------------------------
      10,000    NYS DA (SCSMC/SV/CHSLI Obligated Group)             5.750     07/01/2020      07/01/2010 A             10,140
-------------------------------------------------------------------------------------------------------------------------------
  15,000,000    NYS DA (SCSMC/SV/CHSLI Obligated Group)             6.500     07/01/2020 2    07/01/2010 A         15,498,750
-------------------------------------------------------------------------------------------------------------------------------
     100,000    NYS DA (Service Contract) 1                         5.250     07/01/2019      01/01/2009 A            100,165
-------------------------------------------------------------------------------------------------------------------------------
  15,480,000    NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)        5.000     07/01/2021      07/01/2014 A         15,436,037
-------------------------------------------------------------------------------------------------------------------------------
      35,000    NYS DA (Skidmore College)                           5.000     07/01/2028      07/01/2010 A             35,145
-------------------------------------------------------------------------------------------------------------------------------
     200,000    NYS DA (Southside Hospital) 1                       5.000     02/15/2018      08/15/2008 A            202,178
-------------------------------------------------------------------------------------------------------------------------------
     135,000    NYS DA (Southside Hospital) 1                       5.200     02/15/2021      02/15/2009 A            137,153
-------------------------------------------------------------------------------------------------------------------------------
      65,000    NYS DA (Special Act School Districts) 1             5.625     07/01/2009      01/01/2009 A             65,180
-------------------------------------------------------------------------------------------------------------------------------
      30,000    NYS DA (Special Act School Districts) 1             5.700     07/01/2010      01/01/2009 A             30,074
-------------------------------------------------------------------------------------------------------------------------------
      10,000    NYS DA (Special Act School Districts) 1             5.750     07/01/2011      01/01/2009 A             10,025
-------------------------------------------------------------------------------------------------------------------------------
     320,000    NYS DA (Special Act School Districts) 1             5.875     07/01/2013      01/01/2009 A            320,851
-------------------------------------------------------------------------------------------------------------------------------
      15,000    NYS DA (Special Act School Districts) 1             6.000     07/01/2016      01/01/2009 A             15,042
-------------------------------------------------------------------------------------------------------------------------------
     510,000    NYS DA (Special Act School Districts) 1             6.000     07/01/2019      01/01/2009 A            511,148
-------------------------------------------------------------------------------------------------------------------------------
   3,400,000    NYS DA (St. Barnabas Hospital) 1                    5.350     08/01/2017      02/01/2009 A          3,407,208
-------------------------------------------------------------------------------------------------------------------------------
     100,000    NYS DA (St. Barnabas Hospital) 1                    5.450     08/01/2035      08/01/2008 A            100,114
-------------------------------------------------------------------------------------------------------------------------------
     100,000    NYS DA (St. Francis Hospital) 1                     5.500     07/01/2029      07/01/2009 A            100,356
-------------------------------------------------------------------------------------------------------------------------------
      35,000    NYS DA (St. John's Health Care Corp.) 1             6.250     02/01/2036      08/01/2008 A             35,036
-------------------------------------------------------------------------------------------------------------------------------
   5,090,000    NYS DA (St. Joseph's Hospital Health Center) 1      5.250     07/01/2018 2    01/01/2009 A          5,148,077
-------------------------------------------------------------------------------------------------------------------------------
   3,685,000    NYS DA (St. Lawrence) 1                             5.400     08/15/2026      08/15/2017 A          3,947,851
-------------------------------------------------------------------------------------------------------------------------------
  76,960,000    NYS DA (St. Luke's Roosevelt Hospital) 7            4.800     08/15/2025      08/15/2015 A         77,816,950
-------------------------------------------------------------------------------------------------------------------------------
  24,000,000    NYS DA (St. Luke's Roosevelt Hospital) 1            4.800     08/15/2025      08/15/2015 A         24,267,120
-------------------------------------------------------------------------------------------------------------------------------
   2,005,000    NYS DA (St. Vincent DePaul Residence)               5.300     07/01/2018 2    07/01/2009 A          2,046,704
-------------------------------------------------------------------------------------------------------------------------------
      80,000    NYS DA (State University Athletic Facilities) 1     5.250     07/01/2018      01/01/2009 A             81,476
-------------------------------------------------------------------------------------------------------------------------------
     375,000    NYS DA (State University Educational Facilities)    5.125     05/15/2021      11/15/2008 A            379,159
-------------------------------------------------------------------------------------------------------------------------------
     255,000    NYS DA (State University Educational Facilities)    5.125     05/15/2021      11/15/2008 A            257,899
-------------------------------------------------------------------------------------------------------------------------------
      30,000    NYS DA (State University Educational
                Facilities) 1                                       5.250     05/15/2011      05/15/2009 A             30,357
-------------------------------------------------------------------------------------------------------------------------------
   9,700,000    NYS DA (State University Educational
                Facilities) 1                                       5.375     05/15/2011      11/15/2008 A          9,814,072
-------------------------------------------------------------------------------------------------------------------------------
      10,000    NYS DA (Staten Island University Hospital) 1        5.000     07/01/2017      01/01/2009 A             10,105
-------------------------------------------------------------------------------------------------------------------------------
     345,000    NYS DA (Suffern Free Library Assoc.) 1              5.000     07/01/2020      01/01/2009 A            351,093
-------------------------------------------------------------------------------------------------------------------------------
       5,000    NYS DA (The Highlands Living)                       6.600     02/01/2034      08/01/2008 A              5,021
-------------------------------------------------------------------------------------------------------------------------------
   2,815,000    NYS DA (The Rosalind & Joseph Gurwin Jewish
                Geriatric Center of Long Island) 1                  5.400     02/01/2015      08/01/2008 A          2,848,836
-------------------------------------------------------------------------------------------------------------------------------
     170,000    NYS DA (The Rosalind & Joseph Gurwin Jewish
                Geriatric Center of Long Island) 1                  5.700     02/01/2037      08/01/2008 A            171,601
-------------------------------------------------------------------------------------------------------------------------------
   2,145,000    NYS DA (United Cerebral Palsy Assoc.
                of Nassau County) 1                                 5.500     07/01/2024      01/01/2009 A          2,147,789

                   F20 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                   EFFECTIVE
       AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,250,000    NYS DA (United Cerebral Palsy Assoc. of NYC) 1      5.750%    07/01/2018 2    07/01/2012 A      $   1,337,725
--------------------------------------------------------------------------------------------------------------------------------
      175,000    NYS DA (United Health Services Hospitals) 1         5.375     08/01/2027      08/01/2008 A            178,278
--------------------------------------------------------------------------------------------------------------------------------
    9,705,000    NYS DA (United Health Services Hospitals) 1         5.500     08/01/2017      02/01/2010 A          9,914,919
--------------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (University of Rochester) 1                  5.000     07/01/2027      07/01/2010 A             45,195
--------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Upstate Community Colleges) 1               5.000     07/01/2028      07/01/2009 A             20,200
--------------------------------------------------------------------------------------------------------------------------------
    1,905,000    NYS DA (Upstate Community Colleges) 1               5.125     07/01/2021      07/01/2014 A          1,975,637
--------------------------------------------------------------------------------------------------------------------------------
    1,165,000    NYS DA (Upstate Community Colleges) 1               5.125     07/01/2022      07/01/2014 A          1,204,167
--------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (W.K. Nursing Home)                          6.050     02/01/2026      08/01/2008 A             35,048
--------------------------------------------------------------------------------------------------------------------------------
    2,645,000    NYS DA (W.K. Nursing Home)                          6.125     02/01/2036      08/01/2008 A          2,648,148
--------------------------------------------------------------------------------------------------------------------------------
      615,000    NYS DA (Wesley Gardens) 1                           6.125     08/01/2035      08/01/2008 A            616,255
--------------------------------------------------------------------------------------------------------------------------------
      500,000    NYS DA (Willow Towers)                              5.250     02/01/2022      08/01/2012 A            519,710
--------------------------------------------------------------------------------------------------------------------------------
      285,000    NYS DA (Wyckoff Heights Medical Center) 1           5.200     02/15/2013      08/15/2008 A            289,854
--------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Wyckoff Heights Medical Center) 1           5.200     02/15/2014      08/15/2008 A          1,016,840
--------------------------------------------------------------------------------------------------------------------------------
    1,020,000    NYS DA (Wyckoff Heights Medical Center) 1           5.300     08/15/2021      08/15/2008 A          1,036,789
--------------------------------------------------------------------------------------------------------------------------------
    2,230,000    NYS DA Service Contract (CCFDP) 1                   5.375     04/01/2020      04/01/2012 A          2,394,797
--------------------------------------------------------------------------------------------------------------------------------
    2,350,000    NYS DA Service Contract (CCFDP) 1                   5.375     04/01/2021      04/01/2012 A          2,523,665
--------------------------------------------------------------------------------------------------------------------------------
   39,570,000    NYS DA, Series B 1                                  6.650     08/15/2030      08/15/2012 A         40,944,266
--------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC                                             5.600     09/15/2013      09/15/2008 A             15,039
--------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS EFC 1                                           5.650     02/15/2017      08/15/2008 A          1,022,630
--------------------------------------------------------------------------------------------------------------------------------
    3,195,000    NYS EFC (Clean Water & Drinking Revolving
                 Funds) 1                                            5.000     06/15/2019      12/15/2008 A          3,231,423
--------------------------------------------------------------------------------------------------------------------------------
      955,000    NYS EFC (L.I. Water Corp.) 1                        5.250     08/01/2027      08/01/2027              928,050
--------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS EFC (NYC Municipal Water Finance Authority)     5.875     06/15/2014      12/15/2008 A             20,768
--------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS EFC (NYS Water Services)                        5.700     07/15/2012      01/15/2009 A             25,067
--------------------------------------------------------------------------------------------------------------------------------
      860,000    NYS EFC (NYS Water Services) 1                      6.875     06/15/2010 2    12/15/2008 A            863,302
--------------------------------------------------------------------------------------------------------------------------------
    1,705,000    NYS EFC (NYS Water Services) 1                      6.875     06/15/2014 2    12/15/2008 A          1,711,479
--------------------------------------------------------------------------------------------------------------------------------
      270,000    NYS EFC (NYS Water Services)                        7.250     06/15/2010 2    12/15/2008 A            271,121
--------------------------------------------------------------------------------------------------------------------------------
      490,000    NYS EFC (NYS Water Services) 1                      7.500     06/15/2012 2    12/15/2008 A            513,486
--------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (NYS Water Services) 1                      7.500     06/15/2012 2    12/15/2008 A             15,696
--------------------------------------------------------------------------------------------------------------------------------
      500,000    NYS EFC (Pollution Control) 1                       5.550     08/15/2014      08/15/2008 A            511,260
--------------------------------------------------------------------------------------------------------------------------------
      930,000    NYS EFC (Spring Valley Water Company)               5.650     11/01/2023      11/01/2008 A            934,492
--------------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS EFC (Spring Valley Water Company) 1             6.300     08/01/2024      08/01/2008 A          2,011,120
--------------------------------------------------------------------------------------------------------------------------------
    1,260,000    NYS EFC (State Water Revolving Fund) 1              5.800     01/15/2014      01/15/2009 A          1,263,591
--------------------------------------------------------------------------------------------------------------------------------
    4,250,000    NYS EFC (Waste Management)                          4.450     07/01/2017      07/01/2009 C          4,259,308
--------------------------------------------------------------------------------------------------------------------------------
   33,870,000    NYS ERDA (Brooklyn Union Gas Company) 1             5.500     01/01/2021      01/01/2009 A         34,019,028
--------------------------------------------------------------------------------------------------------------------------------
   10,650,000    NYS ERDA (Con Ed) 3                                 2.870 4   10/01/2036      10/01/2036           10,607,400
--------------------------------------------------------------------------------------------------------------------------------
  132,710,000    NYS ERDA (Con Ed)                                   4.700     06/01/2036      10/03/2008 A        132,771,047
--------------------------------------------------------------------------------------------------------------------------------
    1,030,000    NYS ERDA (LILCO) 1                                  5.150     03/01/2016      09/01/2008 A          1,032,070
--------------------------------------------------------------------------------------------------------------------------------
    4,475,000    NYS ERDA (LILCO) 1                                  5.150     03/01/2016      09/01/2008 A          4,479,341
--------------------------------------------------------------------------------------------------------------------------------
    4,245,000    NYS ERDA (LILCO) 1                                  5.150     03/01/2016      09/01/2008 A          4,248,566

                   F21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 8,795,000    NYS ERDA (LILCO) 1                                  5.150%    03/01/2016      09/01/2008 A      $   8,802,388
------------------------------------------------------------------------------------------------------------------------------
  5,720,000    NYS ERDA (Niagara Mohawk Power Corp.) 3             4.965 4   12/01/2026      08/01/2008 C          5,720,000
------------------------------------------------------------------------------------------------------------------------------
  2,140,000    NYS ERDA (Niagara Mohawk Power Corp.) 1             5.150     11/01/2025      11/01/2008 A          2,162,342
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYS GO 1                                            5.000     09/15/2017      09/15/2008 A              5,074
------------------------------------------------------------------------------------------------------------------------------
    100,000    NYS GO 1                                            5.250     10/01/2012      10/01/2008 A            100,221
------------------------------------------------------------------------------------------------------------------------------
     15,000    NYS GO 1                                            5.250     11/15/2017      11/15/2008 A             15,147
------------------------------------------------------------------------------------------------------------------------------
     35,000    NYS GO 1                                            5.250     05/01/2018      11/01/2008 A             35,236
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYS GO 1                                            5.250     11/15/2021      11/15/2008 A              5,031
------------------------------------------------------------------------------------------------------------------------------
     80,000    NYS GO 1                                            5.300     07/15/2015      01/15/2009 A             80,182
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYS GO 1                                            5.300     07/15/2017      01/15/2009 A             10,022
------------------------------------------------------------------------------------------------------------------------------
    100,000    NYS GO 1                                            5.375     10/01/2011      10/01/2008 A            100,231
------------------------------------------------------------------------------------------------------------------------------
     35,000    NYS GO 1                                            5.500     07/15/2024      01/15/2009 A             35,054
------------------------------------------------------------------------------------------------------------------------------
    485,000    NYS GO                                              5.500     07/15/2024      01/15/2009 A            485,679
------------------------------------------------------------------------------------------------------------------------------
     40,000    NYS GO 1                                            6.600     12/01/2014      12/01/2008 A             40,723
------------------------------------------------------------------------------------------------------------------------------
    820,000    NYS HFA (Golden Age Apartments)                     5.000     02/15/2037      03/01/2023 B            758,951
------------------------------------------------------------------------------------------------------------------------------
  2,565,000    NYS HFA (Hospital & Nursing Home) 1                 5.150     11/01/2016      11/01/2009 A          2,570,592
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYS HFA (Hospital & Nursing Home)                   5.500     11/01/2012      11/01/2008 E              5,410
------------------------------------------------------------------------------------------------------------------------------
     15,000    NYS HFA (Hospital & Nursing Home)                   5.875     11/01/2010      11/01/2008 E             15,974
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYS HFA (Hospital & Nursing Home)                   5.900     11/01/2010      11/01/2008 E              5,341
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYS HFA (Hospital & Nursing Home)                   6.000     11/01/2013      11/01/2008 A             11,159
------------------------------------------------------------------------------------------------------------------------------
     35,000    NYS HFA (Hospital & Nursing Home)                   6.000     11/01/2014      11/01/2008 E             39,624
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYS HFA (Hospital & Nursing Home)                   6.875     11/01/2009      11/01/2008 E              5,290
------------------------------------------------------------------------------------------------------------------------------
     25,000    NYS HFA (Loewn Devel. of Wappingers Falls)          5.250     08/15/2019      02/15/2009 A             25,116
------------------------------------------------------------------------------------------------------------------------------
     65,000    NYS HFA (Meadow Manor) 1                            7.750     11/01/2019 2    11/01/2008 A             66,301
------------------------------------------------------------------------------------------------------------------------------
    345,000    NYS HFA (Multifamily Hsg.)                          5.300     08/15/2022      08/15/2012 A            347,136
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYS HFA (Multifamily Hsg.)                          5.400     02/15/2016      02/15/2011 A             50,597
------------------------------------------------------------------------------------------------------------------------------
     40,000    NYS HFA (Multifamily Hsg.)                          5.600     02/15/2011      08/15/2009 A             40,374
------------------------------------------------------------------------------------------------------------------------------
    465,000    NYS HFA (Multifamily Hsg.)                          5.850     08/15/2013 2    08/15/2008 A            473,886
------------------------------------------------------------------------------------------------------------------------------
    455,000    NYS HFA (Multifamily Hsg.)                          5.950     08/15/2024 2    08/15/2008 A            460,369
------------------------------------------------------------------------------------------------------------------------------
    275,000    NYS HFA (Multifamily Hsg.)                          6.000     08/15/2027 2    08/15/2008 A            278,592
------------------------------------------------------------------------------------------------------------------------------
    240,000    NYS HFA (Multifamily Hsg.)                          6.050     08/15/2032      08/15/2008 A            240,782
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYS HFA (Multifamily Hsg.)                          6.100     08/15/2028      08/15/2008 A             50,058
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYS HFA (Multifamily Hsg.) 1                        6.250     08/15/2014 2    08/15/2008 A             10,016
------------------------------------------------------------------------------------------------------------------------------
     15,000    NYS HFA (Multifamily Hsg.) 1                        6.250     08/15/2014      08/15/2008 A             15,024
------------------------------------------------------------------------------------------------------------------------------
    140,000    NYS HFA (Multifamily Hsg.)                          6.250     08/15/2025      08/15/2008 A            141,641
------------------------------------------------------------------------------------------------------------------------------
    165,000    NYS HFA (Multifamily Hsg.)                          6.250     08/15/2027 2    08/15/2008 A            165,165
------------------------------------------------------------------------------------------------------------------------------
    280,000    NYS HFA (Multifamily Hsg.) 1                        6.350     08/15/2023 2    08/15/2008 A            283,934
------------------------------------------------------------------------------------------------------------------------------
    395,000    NYS HFA (Multifamily Hsg.)                          6.625     08/15/2012      08/15/2008 A            395,581
------------------------------------------------------------------------------------------------------------------------------
  1,365,000    NYS HFA (Multifamily Hsg.)                          6.700     08/15/2025 2    08/15/2008 A          1,366,297
------------------------------------------------------------------------------------------------------------------------------
    450,000    NYS HFA (Multifamily Hsg.)                          6.750     11/15/2036      11/15/2008 A            457,178
------------------------------------------------------------------------------------------------------------------------------
     90,000    NYS HFA (Multifamily Hsg.)                          6.850     11/01/2019 2    11/01/2008 A             92,924

                   F22 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   890,000    NYS HFA (Newburgh Interfaith Emergency Hsg.)        7.050%    11/01/2012      11/01/2008 A      $     914,600
------------------------------------------------------------------------------------------------------------------------------
     30,000    NYS HFA (Nonprofit Hsg.) 1                          6.200     11/01/2008      11/01/2008               30,310
------------------------------------------------------------------------------------------------------------------------------
     30,000    NYS HFA (Nonprofit Hsg.) 1                          6.200     11/01/2009      11/01/2008 A             30,741
------------------------------------------------------------------------------------------------------------------------------
     10,000    NYS HFA (Nonprofit Hsg.) 1                          6.200     11/01/2010      11/01/2008 A             10,247
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYS HFA (Nonprofit Hsg.) 1                          6.200     11/01/2011      11/01/2008 A             51,235
------------------------------------------------------------------------------------------------------------------------------
     40,000    NYS HFA (Nonprofit Hsg.) 1                          6.200     11/01/2012      11/01/2008 A             40,572
------------------------------------------------------------------------------------------------------------------------------
     25,000    NYS HFA (Nonprofit Hsg.) 1                          6.200     11/01/2013      11/01/2008 A             25,617
------------------------------------------------------------------------------------------------------------------------------
      9,000    NYS HFA (Nonprofit Hsg.) 1                          6.875     11/01/2010      11/01/2008 A              9,103
------------------------------------------------------------------------------------------------------------------------------
    445,000    NYS HFA (Nonprofit Hsg.) 1                          8.400     11/01/2008      11/01/2008              452,414
------------------------------------------------------------------------------------------------------------------------------
  2,180,000    NYS HFA (Phillips Village)                          7.750     08/15/2017      08/15/2008 A          2,222,815
------------------------------------------------------------------------------------------------------------------------------
  3,125,000    NYS HFA (Senior Devel. Hsg.)                        5.100     11/15/2023      05/14/2017 B          3,088,438
------------------------------------------------------------------------------------------------------------------------------
    700,000    NYS HFA (Service Contract) 1                        5.250     09/15/2014      09/15/2008 A            707,749
------------------------------------------------------------------------------------------------------------------------------
     55,000    NYS HFA (Service Contract) 1                        5.375     03/15/2023      09/15/2008 A             55,031
------------------------------------------------------------------------------------------------------------------------------
    695,000    NYS HFA (Service Contract) 1                        5.500     09/15/2018      09/15/2008 A            702,569
------------------------------------------------------------------------------------------------------------------------------
  1,990,000    NYS HFA (Service Contract) 1                        5.500     09/15/2022 2    09/15/2008 A          2,011,253
------------------------------------------------------------------------------------------------------------------------------
 11,700,000    NYS HFA (Service Contract) 1                        5.500     09/15/2022      09/15/2008 A         11,825,190
------------------------------------------------------------------------------------------------------------------------------
     50,000    NYS HFA (Service Contract) 1                        6.000     03/15/2026      09/15/2008 A             50,145
------------------------------------------------------------------------------------------------------------------------------
  1,760,000    NYS HFA (Simeon Dewitt) 1                           8.000     11/01/2018 2    11/01/2008 A          1,798,016
------------------------------------------------------------------------------------------------------------------------------
    385,000    NYS HFA (Tiffany Gardens)                           4.500     08/15/2015      04/28/2012 B            386,779
------------------------------------------------------------------------------------------------------------------------------
    275,000    NYS HFA (Wyndham Lawn Home for Children)            5.900     08/15/2017      08/15/2008 A            278,567
------------------------------------------------------------------------------------------------------------------------------
    115,000    NYS HFA, Series A                                   5.800     11/01/2009      11/01/2008 A            115,328
------------------------------------------------------------------------------------------------------------------------------
    130,000    NYS HFA, Series A                                   5.875     11/01/2010      11/01/2008 A            130,358
------------------------------------------------------------------------------------------------------------------------------
 12,185,000    NYS HFA, Series A 1                                 6.100     11/01/2015 2    11/01/2008 A         12,222,652
------------------------------------------------------------------------------------------------------------------------------
  6,425,000    NYS HFA, Series A 1                                 6.125     11/01/2020 2    11/01/2008 A          6,437,465
------------------------------------------------------------------------------------------------------------------------------
  3,650,000    NYS HFA, Series C 1                                 5.500     09/15/2018      09/15/2008 A          3,689,712
------------------------------------------------------------------------------------------------------------------------------
    165,000    NYS LGSC (SCSB) 3                                   6.375     12/15/2009      03/22/2009 B            164,906
------------------------------------------------------------------------------------------------------------------------------
    500,000    NYS Medcare (Hospital & Nursing Home) 1             5.400     08/15/2033 2    08/15/2008 A            500,540
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYS Medcare (Hospital & Nursing Home) 1             6.100     08/15/2015      08/15/2008 A              5,013
------------------------------------------------------------------------------------------------------------------------------
    380,000    NYS Medcare (Hospital & Nursing Home) 1             6.200     08/15/2013      08/15/2008 A            381,113
------------------------------------------------------------------------------------------------------------------------------
  1,200,000    NYS Medcare (Hospital & Nursing Home) 1             6.300     08/15/2023      08/15/2008 A          1,202,592
------------------------------------------------------------------------------------------------------------------------------
    300,000    NYS Medcare (Hospital & Nursing Home)               7.000     08/15/2032      08/15/2008 A            300,753
------------------------------------------------------------------------------------------------------------------------------
    175,000    NYS Medcare (Hospital & Nursing Home) 1             7.400     11/01/2016 2    11/01/2008 A            175,663
------------------------------------------------------------------------------------------------------------------------------
    110,000    NYS Medcare (Hospital & Nursing Home) 1             9.375     11/01/2016 2    11/01/2008 A            111,722
------------------------------------------------------------------------------------------------------------------------------
    150,000    NYS Medcare (M.G. Nursing Home) 1                   6.375     02/15/2035      08/15/2008 A            150,326
------------------------------------------------------------------------------------------------------------------------------
 10,710,000    NYS Municipal Bond Bank Agency
               (Special School Purpose) 1                          5.250     12/01/2019      06/01/2013 A         11,202,339
------------------------------------------------------------------------------------------------------------------------------
  2,930,000    NYS Municipal Bond Bank Agency
               (Special School Purpose) 1                          5.500     06/01/2015      06/01/2013 A          3,138,850
------------------------------------------------------------------------------------------------------------------------------
  2,285,000    NYS Power Authority 1                               5.250     11/15/2030      11/15/2010 A          2,347,266
------------------------------------------------------------------------------------------------------------------------------
      5,000    NYS Power Authority                                 5.875     01/01/2010      01/01/2009 A              5,171
------------------------------------------------------------------------------------------------------------------------------
 10,000,000    NYS UDC (Personal Income Tax)                       5.250     03/15/2034      03/15/2014 A         10,262,800

                   F23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                      EFFECTIVE
     AMOUNT                                                       COUPON          MATURITY        MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$55,305,000    NYS UDC (South Mall) CAB                            5.601% 10    01/01/2011      12/12/2009 B      $  48,755,782
---------------------------------------------------------------------------------------------------------------------------------
    445,000    NYS UDC (South Mall) CAB 1                          5.851 10     01/01/2011      12/12/2009 B            390,243
---------------------------------------------------------------------------------------------------------------------------------
    410,000    NYS UDC (South Mall) CAB 1                          6.033 10     01/01/2011      12/12/2009 B            358,926
---------------------------------------------------------------------------------------------------------------------------------
  4,000,000    NYS UDC (Subordinated Lien) 1                       5.125        07/01/2020      07/01/2014 A          4,159,000
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS UDC (Subordinated Lien) 1                       5.125        07/01/2021      07/01/2014 A          1,036,020
---------------------------------------------------------------------------------------------------------------------------------
    140,000    NYS UDC (Subordinated Lien)                         5.375        07/01/2022      01/01/2009 A            140,248
---------------------------------------------------------------------------------------------------------------------------------
  6,750,000    NYS UDC (Subordinated Lien) 1                       5.500        07/01/2016      01/01/2009 A          6,805,688
---------------------------------------------------------------------------------------------------------------------------------
 24,550,000    NYS UDC (Subordinated Lien) 1                       5.500        07/01/2016 2    01/01/2009 A         24,611,375
---------------------------------------------------------------------------------------------------------------------------------
  6,665,000    NYS UDC (Subordinated Lien) 1                       5.500        07/01/2022 2    01/01/2009 A          6,674,931
---------------------------------------------------------------------------------------------------------------------------------
  6,720,000    NYS UDC (Subordinated Lien) 1                       5.600        07/01/2026 2    01/01/2009 A          6,730,550
---------------------------------------------------------------------------------------------------------------------------------
     70,000    Oneida County, NY GO 1                              5.400        03/15/2011      09/15/2008 A             70,356
---------------------------------------------------------------------------------------------------------------------------------
  2,285,000    Oneida County, NY IDA (Faxton Hospital) 1           6.625        01/01/2015 2    01/01/2010 A          2,404,140
---------------------------------------------------------------------------------------------------------------------------------
    600,000    Oneida County, NY IDA (Presbyterian Home)           6.100        06/01/2020      06/01/2010 A            622,902
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000    Oneida County, NY IDA (Presbyterian Home)           6.250        06/01/2015      06/01/2010 A          1,048,450
---------------------------------------------------------------------------------------------------------------------------------
     15,000    Onondaga County, NY GO                              5.000        02/15/2011      08/15/2008 A             15,029
---------------------------------------------------------------------------------------------------------------------------------
    365,000    Onondaga County, NY IDA (Coltec Industries)         9.875        10/01/2010      10/01/2008 A            369,807
---------------------------------------------------------------------------------------------------------------------------------
    920,000    Onondaga County, NY IDA (Le Moyne College)          5.500        03/01/2014      03/01/2009 A            933,772
---------------------------------------------------------------------------------------------------------------------------------
  3,100,000    Onondaga County, NY IDA (Solvay Paperboard)         6.800        11/01/2014 2    11/01/2010 A          3,120,894
---------------------------------------------------------------------------------------------------------------------------------
 13,965,000    Onondaga County, NY Res Rec                         5.000        05/01/2010      10/24/2009 B         13,708,882
---------------------------------------------------------------------------------------------------------------------------------
     25,000    Ontario County, NY GO                               5.550        08/15/2009      08/15/2008 A             25,098
---------------------------------------------------------------------------------------------------------------------------------
     60,000    Orange County, NY IDA (Orange Mental
               Retardation Properties)                             6.125        05/01/2016 2    11/01/2008 A             60,141
---------------------------------------------------------------------------------------------------------------------------------
  5,065,000    Orange County, NY IDA (St. Luke's Cornwall
               Hospital Obligated Group) 1                         6.000        12/01/2016 2    12/01/2011 A          5,424,260
---------------------------------------------------------------------------------------------------------------------------------
  1,920,000    Orange County, NY IDA (St. Luke's Cornwall
               Hospital Obligated Group) 1                         6.000        12/01/2016 2    12/01/2011 A          2,056,186
---------------------------------------------------------------------------------------------------------------------------------
     50,000    Oswego County, NY IDA (Seneca Hill Manor)           5.550        08/01/2022      08/01/2008 A             50,908
---------------------------------------------------------------------------------------------------------------------------------
    250,000    Oswego County, NY IDA (Seneca Hill Manor)           5.650        08/01/2037      08/01/2008 A            255,403
---------------------------------------------------------------------------------------------------------------------------------
     80,000    Otsego County, NY IDA (Bassett
               Healthcare Project) 1                               5.375        11/01/2020      11/01/2008 A             81,312
---------------------------------------------------------------------------------------------------------------------------------
    575,000    Otsego County, NY IDA (Mary Imogene
               Bassett Hospital) 1                                 5.350        11/01/2020      11/01/2008 A            584,361
---------------------------------------------------------------------------------------------------------------------------------
     35,000    Oyster Bay, NY GO                                   5.000        12/01/2018      12/01/2008 A             35,248
---------------------------------------------------------------------------------------------------------------------------------
     50,000    Philadelphia, NY GO                                 7.500        12/15/2009      12/15/2009               53,399
---------------------------------------------------------------------------------------------------------------------------------
 18,355,000    Port Authority NY/NJ (JFK International
               Air Terminal) 7                                     6.250        06/01/2012      06/01/2012           19,752,536
---------------------------------------------------------------------------------------------------------------------------------
 88,370,000    Port Authority NY/NJ (JFK International
               Air Terminal) 1                                     5.750        12/01/2022 2    12/01/2008 A         88,412,418
---------------------------------------------------------------------------------------------------------------------------------
 43,050,000    Port Authority NY/NJ (JFK International
               Air Terminal) 1                                     5.750        12/01/2025      12/01/2008 A         42,674,174
---------------------------------------------------------------------------------------------------------------------------------
 36,490,000    Port Authority NY/NJ (JFK International
               Air Terminal) 1                                     5.900        12/01/2017 2    12/01/2008 A         36,960,721
---------------------------------------------------------------------------------------------------------------------------------
 24,410,000    Port Authority NY/NJ (KIAC)                         6.750        10/01/2011      10/01/2008 A         24,231,563

                   F24 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$27,840,000    Port Authority NY/NJ (KIAC)                         6.750%    10/01/2019 2    10/01/2008 A      $  27,861,437
------------------------------------------------------------------------------------------------------------------------------
     20,000    Port Authority NY/NJ, 103rd Series 1                5.250     12/15/2012      12/15/2008 A             20,039
------------------------------------------------------------------------------------------------------------------------------
     10,000    Port Authority NY/NJ, 116th Series 1                5.000     10/01/2012      10/02/2008 A             10,016
------------------------------------------------------------------------------------------------------------------------------
    100,000    Port Authority NY/NJ, 116th Series 1                5.000     10/01/2013      10/01/2008 A            100,156
------------------------------------------------------------------------------------------------------------------------------
    140,000    Port Authority NY/NJ, 116th Series 1                5.250     10/01/2014      10/01/2008 A            140,253
------------------------------------------------------------------------------------------------------------------------------
     55,000    Port Authority NY/NJ, 116th Series 1                5.250     10/01/2015      10/01/2008 A             55,100
------------------------------------------------------------------------------------------------------------------------------
    815,000    Port Authority NY/NJ, 122nd Series 1                5.000     07/15/2018      07/15/2010 A            819,377
------------------------------------------------------------------------------------------------------------------------------
     30,000    Port Authority NY/NJ, 122nd Series 1                5.000     07/15/2020      07/15/2010 A             30,057
------------------------------------------------------------------------------------------------------------------------------
     55,000    Port Authority NY/NJ, 122nd Series 1                5.000     07/15/2031      08/23/2029 B             53,532
------------------------------------------------------------------------------------------------------------------------------
    165,000    Port Authority NY/NJ, 122nd Series 1                5.000     07/15/2031      08/23/2029 B            161,898
------------------------------------------------------------------------------------------------------------------------------
  2,000,000    Port Authority NY/NJ, 122nd Series 1                5.500     07/15/2011      01/15/2009 A          2,024,440
------------------------------------------------------------------------------------------------------------------------------
    170,000    Port Authority NY/NJ, 122nd Series 1                5.500     07/15/2015      01/15/2009 A            172,077
------------------------------------------------------------------------------------------------------------------------------
     65,000    Port Authority NY/NJ, 123rd Series 1                5.000     07/15/2028      07/15/2010 A             65,424
------------------------------------------------------------------------------------------------------------------------------
     30,000    Port Authority NY/NJ, 124th Series 1                4.800     08/01/2018      08/02/2008 A             30,021
------------------------------------------------------------------------------------------------------------------------------
  1,695,000    Port Authority NY/NJ, 124th Series 1                5.000     08/01/2019      08/01/2008 A          1,701,255
------------------------------------------------------------------------------------------------------------------------------
     20,000    Port Authority NY/NJ, 124th Series 1                5.000     08/01/2021      08/01/2010 A             20,003
------------------------------------------------------------------------------------------------------------------------------
    265,000    Port Authority NY/NJ, 124th Series                  5.000     08/01/2022      08/01/2010 A            265,093
------------------------------------------------------------------------------------------------------------------------------
    325,000    Port Authority NY/NJ, 124th Series 1                5.000     08/01/2024      08/01/2024              319,348
------------------------------------------------------------------------------------------------------------------------------
    100,000    Port Authority NY/NJ, 124th Series 1                5.000     08/01/2025      08/01/2025               99,654
------------------------------------------------------------------------------------------------------------------------------
     60,000    Port Authority NY/NJ, 124th Series 1                5.000     08/01/2031      09/08/2029 B             58,316
------------------------------------------------------------------------------------------------------------------------------
     15,000    Port Authority NY/NJ, 126th Series 1                5.000     11/15/2024      05/20/2024 B             14,883
------------------------------------------------------------------------------------------------------------------------------
     85,000    Port Authority NY/NJ, 126th Series 1                5.125     11/15/2032      05/20/2032 B             83,888
------------------------------------------------------------------------------------------------------------------------------
    230,000    Port Authority NY/NJ, 127th Series 1                5.000     12/15/2022      12/15/2022              229,057
------------------------------------------------------------------------------------------------------------------------------
     30,000    Port Authority NY/NJ, 127th Series 1                5.000     12/15/2024      12/15/2024               29,800
------------------------------------------------------------------------------------------------------------------------------
  1,500,000    Port Authority NY/NJ, 131st Series 1                5.000     12/15/2020      06/15/2013 A          1,508,715
------------------------------------------------------------------------------------------------------------------------------
     10,000    Port Authority NY/NJ, 131st Series 1                5.000     12/15/2026      12/15/2026                9,917
------------------------------------------------------------------------------------------------------------------------------
 11,860,000    Port Authority NY/NJ, 139th Series 1                4.625     10/01/2019      10/01/2019           11,542,626
------------------------------------------------------------------------------------------------------------------------------
 13,745,000    Port Authority NY/NJ, 141st Series 1                5.000     09/01/2021      09/01/2015 A         13,768,641
------------------------------------------------------------------------------------------------------------------------------
 14,110,000    Port Authority NY/NJ, 141st Series 1                5.000     09/01/2022      09/01/2015 A         14,094,761
------------------------------------------------------------------------------------------------------------------------------
 16,455,000    Port Authority NY/NJ, 141st Series 1                5.000     09/01/2025      09/01/2025           16,341,461
------------------------------------------------------------------------------------------------------------------------------
 18,040,000    Port Authority NY/NJ, 141st Series 1                5.000     09/01/2027      09/01/2027           17,711,492
------------------------------------------------------------------------------------------------------------------------------
  9,000,000    Port Authority NY/NJ, 143rd Series 1                5.000     10/01/2021      04/01/2016 A          9,056,790
------------------------------------------------------------------------------------------------------------------------------
  2,000,000    Port Authority NY/NJ, 147th Series 1                5.000     10/15/2026      10/15/2026            1,976,240
------------------------------------------------------------------------------------------------------------------------------
 13,000,000    Port Authority NY/NJ, 151st Series 1                5.750     03/15/2035      03/15/2018 A         13,710,840
------------------------------------------------------------------------------------------------------------------------------
  1,390,000    Poughkeepsie, NY IDA (Eastman & Bixby
               Redevel. Corp.)                                     5.900     08/01/2020      08/01/2010 A          1,413,672
------------------------------------------------------------------------------------------------------------------------------
    170,000    Putnam County, NY IDA (Brewster Plastics)           7.375     12/01/2008      12/01/2008              169,449
------------------------------------------------------------------------------------------------------------------------------
  1,200,000    Rensselaer County, NY IDA (Franciscan Heights)      5.375     12/01/2025      12/01/2014 A          1,224,396
------------------------------------------------------------------------------------------------------------------------------
     40,000    Rensselaer County, NY IDA (Rensselaer
               Polytechnical Institute) 1                          5.125     08/01/2029      08/01/2011 A             40,151
------------------------------------------------------------------------------------------------------------------------------
     50,000    Rensselaer County, NY IDA (Rensselaer
               Polytechnical Institute) 1                          5.500     08/01/2022      08/01/2009 A             50,844

                   F25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 2,470,000    Rensselaer County, NY Tobacco Asset
               Securitization Corp.                                5.200%    06/01/2025      03/04/2011 B      $   2,329,259
------------------------------------------------------------------------------------------------------------------------------
  1,490,000    Rensselaer County, NY Tobacco Asset
               Securitization Corp.                                5.750     06/01/2043      09/04/2024 B          1,465,668
------------------------------------------------------------------------------------------------------------------------------
     85,000    Rensselaer, NY Hsg. Authority (Renwyck)             7.650     01/01/2011      01/01/2009 A             86,486
------------------------------------------------------------------------------------------------------------------------------
     50,000    Rensselaer, NY Municipal Leasing Corp.
               (Rensselaer County Nursing Home)                    6.900     06/01/2024      12/01/2008 A             50,333
------------------------------------------------------------------------------------------------------------------------------
  1,060,000    Riverhead, NY HDC (Riverpointe Apartments)          5.850     08/01/2010      09/10/2009 D          1,060,541
------------------------------------------------------------------------------------------------------------------------------
    165,000    Rochester, NY Hsg. Authority (Stonewood Village)    5.900     09/01/2009      09/01/2008 A            164,992
------------------------------------------------------------------------------------------------------------------------------
     35,000    Rockland County, NY Solid Waste Management
               Authority                                           5.625     12/15/2014      12/15/2008 A             35,430
------------------------------------------------------------------------------------------------------------------------------
     55,000    Rockland County, NY Solid Waste
               Management Authority 1                              5.750     12/15/2018      12/15/2009 A             56,734
------------------------------------------------------------------------------------------------------------------------------
 10,045,000    Rockland County, NY Tobacco Asset
               Securitization Corp.                                5.500     08/15/2025      09/17/2014 B          9,741,038
------------------------------------------------------------------------------------------------------------------------------
     80,000    Rome, NY HDC, Series A 1                            6.250     01/01/2024      01/01/2009 A             81,674
------------------------------------------------------------------------------------------------------------------------------
    500,000    Saratoga County, NY IDA (Saratoga
               Hospital/Saratoga Care/Benedict Community
               Health Center)                                      5.000     12/01/2014      12/01/2014              511,270
------------------------------------------------------------------------------------------------------------------------------
  3,725,000    Saratoga County, NY IDA (Saratoga
               Hospital/Saratoga Care/Benedict Community
               Health Center) 1                                    5.750     12/01/2023      12/01/2008 A          3,726,453
------------------------------------------------------------------------------------------------------------------------------
  6,540,000    Saratoga County, NY IDA (Saratoga
               Hospital/Saratoga Care/Benedict Community
               Health Center) 1                                    5.750     12/01/2033      12/01/2008 A          6,541,439
------------------------------------------------------------------------------------------------------------------------------
     25,000    Scotia, NY GO                                       6.100     01/15/2012      01/15/2009 A             25,473
------------------------------------------------------------------------------------------------------------------------------
    870,000    SONYMA, Series 101                                  5.000     10/01/2018      10/06/2017 B            871,871
------------------------------------------------------------------------------------------------------------------------------
     25,000    SONYMA, Series 101                                  5.250     04/01/2022      10/01/2011 A             25,083
------------------------------------------------------------------------------------------------------------------------------
  2,380,000    SONYMA, Series 101                                  5.350     10/01/2026      10/01/2011 A          2,389,639
------------------------------------------------------------------------------------------------------------------------------
  1,530,000    SONYMA, Series 145                                  4.950     10/01/2023      12/03/2020 B          1,487,894
------------------------------------------------------------------------------------------------------------------------------
     35,000    SONYMA, Series 27                                   5.250     04/01/2013      04/01/2010 A             35,434
------------------------------------------------------------------------------------------------------------------------------
 11,465,000    SONYMA, Series 29                                   5.400     10/01/2022 2    10/01/2010 A         11,553,281
------------------------------------------------------------------------------------------------------------------------------
  9,260,000    SONYMA, Series 29                                   5.450     10/01/2031      10/01/2010 A          9,567,895
------------------------------------------------------------------------------------------------------------------------------
    400,000    SONYMA, Series 31                                   5.200     10/01/2021      04/01/2011 A            400,676
------------------------------------------------------------------------------------------------------------------------------
    485,000    SONYMA, Series 31                                   5.300     10/01/2031      08/13/2027 B            474,805
------------------------------------------------------------------------------------------------------------------------------
    140,000    SONYMA, Series 63                                   5.600     10/01/2010      04/01/2009 A            141,595
------------------------------------------------------------------------------------------------------------------------------
    100,000    SONYMA, Series 63                                   5.700     04/01/2011      10/01/2008 A            101,045
------------------------------------------------------------------------------------------------------------------------------
     85,000    SONYMA, Series 63 1                                 5.700     10/01/2011      10/01/2008 A             85,920
------------------------------------------------------------------------------------------------------------------------------
     75,000    SONYMA, Series 65 1                                 5.300     10/01/2009      01/01/2009 A             75,879
------------------------------------------------------------------------------------------------------------------------------
     10,000    SONYMA, Series 65                                   5.550     10/01/2012      01/01/2009 A             10,109
------------------------------------------------------------------------------------------------------------------------------
    100,000    SONYMA, Series 67 1                                 5.600     10/01/2014 2    09/01/2009 A            100,856
------------------------------------------------------------------------------------------------------------------------------
    195,000    SONYMA, Series 67                                   5.600     10/01/2014      09/01/2008 A            196,778

                   F26 | LIMITED TERM NEW YORK MUNICIPAL FUND


  PRINCIPAL                                                                                   EFFECTIVE
     AMOUNT                                                       COUPON       MATURITY        MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,065,000    SONYMA, Series 67                                   5.700%    10/01/2017 2    09/01/2008 A      $   1,073,382
------------------------------------------------------------------------------------------------------------------------------
    245,000    SONYMA, Series 67                                   5.800     10/01/2028 2    09/01/2009 A            247,925
------------------------------------------------------------------------------------------------------------------------------
     20,000    SONYMA, Series 67 1                                 5.800     10/01/2028      09/01/2009 A             20,234
------------------------------------------------------------------------------------------------------------------------------
     50,000    SONYMA, Series 69                                   5.400     10/01/2019      09/01/2008 A             50,285
------------------------------------------------------------------------------------------------------------------------------
    150,000    SONYMA, Series 69 1                                 5.400     10/01/2019      03/01/2009 A            150,641
------------------------------------------------------------------------------------------------------------------------------
 11,320,000    SONYMA, Series 70                                   5.375     10/01/2017 2    09/01/2008 A         11,306,756
------------------------------------------------------------------------------------------------------------------------------
    120,000    SONYMA, Series 70 1                                 5.375     10/01/2017      09/01/2008 A            121,297
------------------------------------------------------------------------------------------------------------------------------
     10,000    SONYMA, Series 71                                   4.900     04/01/2009      01/01/2009 A             10,117
------------------------------------------------------------------------------------------------------------------------------
    270,000    SONYMA, Series 71                                   5.350     10/01/2018      07/01/2010 A            271,944
------------------------------------------------------------------------------------------------------------------------------
  4,870,000    SONYMA, Series 71                                   5.400     04/01/2029      07/01/2010 A          4,920,356
------------------------------------------------------------------------------------------------------------------------------
    270,000    SONYMA, Series 73-A                                 5.250     10/01/2017      09/01/2008 A            271,628
------------------------------------------------------------------------------------------------------------------------------
     60,000    SONYMA, Series 73-B                                 5.450     10/01/2024 2    09/30/2011 A             60,627
------------------------------------------------------------------------------------------------------------------------------
     15,000    SONYMA, Series 77                                   5.600     04/01/2010      11/23/2009 A             15,340
------------------------------------------------------------------------------------------------------------------------------
    375,000    SONYMA, Series 77                                   5.700     04/01/2011      11/23/2009 A            384,713
------------------------------------------------------------------------------------------------------------------------------
     10,000    SONYMA, Series 79                                   5.250     10/01/2021      03/01/2009 A             10,019
------------------------------------------------------------------------------------------------------------------------------
     55,000    SONYMA, Series 79 1                                 5.250     10/01/2021      03/01/2009 A             55,036
------------------------------------------------------------------------------------------------------------------------------
    765,000    SONYMA, Series 79                                   5.300     04/01/2029      03/01/2009 A            773,660
------------------------------------------------------------------------------------------------------------------------------
  2,140,000    SONYMA, Series 80                                   5.100     10/01/2017 2    03/01/2009 A          2,173,512
------------------------------------------------------------------------------------------------------------------------------
  5,350,000    SONYMA, Series 82                                   5.550     10/01/2019 2    10/01/2009 A          5,378,997
------------------------------------------------------------------------------------------------------------------------------
 15,840,000    SONYMA, Series 83                                   5.450     04/01/2018 2    10/01/2009 A         16,047,979
------------------------------------------------------------------------------------------------------------------------------
     45,000    SONYMA, Series 83                                   5.550     10/01/2027      10/01/2009 A             45,278
------------------------------------------------------------------------------------------------------------------------------
    215,000    SONYMA, Series 85                                   5.400     04/01/2012      09/01/2009 A            219,352
------------------------------------------------------------------------------------------------------------------------------
    100,000    SONYMA, Series 91                                   5.300     10/01/2009      01/01/2009 A            101,178
------------------------------------------------------------------------------------------------------------------------------
  4,550,000    SONYMA, Series 92                                   5.750     04/01/2020      10/01/2009 A          4,640,682
------------------------------------------------------------------------------------------------------------------------------
  6,150,000    SONYMA, Series 97                                   5.400     10/01/2021 2    04/01/2011 A          6,185,363
------------------------------------------------------------------------------------------------------------------------------
    660,000    SONYMA, Series 98                                   5.050     10/01/2017      04/01/2011 A            674,692
------------------------------------------------------------------------------------------------------------------------------
    385,000    Spring Valley, NY (Quality Redevel.)                5.000     06/15/2021      06/15/2017 A            384,992
------------------------------------------------------------------------------------------------------------------------------
    405,000    Spring Valley, NY (Quality Redevel.)                5.000     06/15/2022      06/15/2017 A            403,380
------------------------------------------------------------------------------------------------------------------------------
    300,000    Spring Valley, NY GO                                5.000     05/01/2020      05/15/2015 A            301,359
------------------------------------------------------------------------------------------------------------------------------
    310,000    Spring Valley, NY GO                                5.000     05/01/2021      05/15/2015 A            310,691
------------------------------------------------------------------------------------------------------------------------------
    325,000    Spring Valley, NY GO                                5.000     05/01/2022      05/15/2015 A            324,977
------------------------------------------------------------------------------------------------------------------------------
    335,000    Spring Valley, NY GO                                5.000     05/01/2023      05/01/2015 A            334,283
------------------------------------------------------------------------------------------------------------------------------
    350,000    Spring Valley, NY GO                                5.000     05/01/2024      05/01/2015 A            349,216
------------------------------------------------------------------------------------------------------------------------------
    365,000    Spring Valley, NY GO                                5.000     05/01/2025      05/01/2025              362,923
------------------------------------------------------------------------------------------------------------------------------
  3,640,000    St. Lawrence County, NY IDA
               (Curran Renewable Energy)                           6.200     12/01/2017      06/01/2014 B          3,540,883
------------------------------------------------------------------------------------------------------------------------------
    670,000    Suffolk County, NY IDA (ALIA-CCDRCA)                7.000     06/01/2016      06/01/2011 A            678,342
------------------------------------------------------------------------------------------------------------------------------
    500,000    Suffolk County, NY IDA (ALIA-Civic Facility)        5.950     11/01/2022      11/01/2022              470,895
------------------------------------------------------------------------------------------------------------------------------
    170,000    Suffolk County, NY IDA (ALIA-Civic Facility)        6.000     11/01/2017      11/01/2017              162,928
------------------------------------------------------------------------------------------------------------------------------
    710,000    Suffolk County, NY IDA (ALIA-Civic Facility)        6.000     11/01/2017      11/01/2017              680,464
------------------------------------------------------------------------------------------------------------------------------
    810,000    Suffolk County, NY IDA (ALIA-FREE)                  7.000     06/01/2016      06/01/2011 A            820,085

                   F27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                          EFFECTIVE
         AMOUNT                                                 COUPON     MATURITY       MATURITY*          VALUE
--------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       285,000   Suffolk County, NY IDA (ALIA-IGHL)             5.950%  11/01/2022     11/01/2022    $    268,410
--------------------------------------------------------------------------------------------------------------------
        535,000   Suffolk County, NY IDA (ALIA-IGHL)             6.500   12/01/2013     06/07/2011 B       529,698
--------------------------------------------------------------------------------------------------------------------
        800,000   Suffolk County, NY IDA (ALIA-LIHIA)            5.950   11/01/2022     11/01/2022         753,432
--------------------------------------------------------------------------------------------------------------------
        310,000   Suffolk County, NY IDA (ALIA-NYS ARC)          5.950   11/01/2022     11/01/2022         291,955
--------------------------------------------------------------------------------------------------------------------
        300,000   Suffolk County, NY IDA (ALIA-WORCA)            5.950   11/01/2022     11/01/2022         282,537
--------------------------------------------------------------------------------------------------------------------
        380,000   Suffolk County, NY IDA (ALIA-WORCA)            7.000   06/01/2016     06/01/2011 A       384,731
--------------------------------------------------------------------------------------------------------------------
        325,000   Suffolk County, NY IDA (Catholic Charities)    6.000   10/01/2020     12/27/2014 B       310,112
--------------------------------------------------------------------------------------------------------------------
        320,000   Suffolk County, NY IDA (DDI)                   6.000   10/01/2020     12/27/2014 B       305,341
--------------------------------------------------------------------------------------------------------------------
        320,000   Suffolk County, NY IDA (DDI)                   6.000   10/01/2020     12/27/2014 B       305,341
--------------------------------------------------------------------------------------------------------------------
      1,065,000   Suffolk County, NY IDA (Dowling College)       5.000   06/01/2018     06/01/2018         992,601
--------------------------------------------------------------------------------------------------------------------
        165,000   Suffolk County, NY IDA (Family Residences)     6.000   10/01/2015     08/12/2012 B       159,926
--------------------------------------------------------------------------------------------------------------------
        455,000   Suffolk County, NY IDA (Family Residences),
                  Series A                                       6.375   12/01/2018     12/20/2013 B       456,192
--------------------------------------------------------------------------------------------------------------------
      3,070,000   Suffolk County, NY IDA (Family Residences),
                  Series A                                       6.375   12/01/2018     10/03/2014 B     3,078,043
--------------------------------------------------------------------------------------------------------------------
        305,000   Suffolk County, NY IDA (Huntington
                  First Aid Squad)                               6.025   11/01/2008     11/01/2008         305,067
--------------------------------------------------------------------------------------------------------------------
        720,000   Suffolk County, NY IDA (Independent
                  Group Home Living)                             6.000   10/01/2020     06/27/2015 B       687,017
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Suffolk County, NY IDA (Keyspan-Port
                  Jefferson Center) 1                            5.250   06/01/2027     06/01/2027       1,940,420
--------------------------------------------------------------------------------------------------------------------
        540,000   Suffolk County, NY IDA (L.I. Network
                  Community Services)                            7.000   02/01/2014     08/01/2010 B       540,076
--------------------------------------------------------------------------------------------------------------------
        290,000   Suffolk County, NY IDA
                  (Mattituck-Laurel Library)                     6.000   09/01/2019 2   09/01/2010 A       307,661
--------------------------------------------------------------------------------------------------------------------
        400,000   Suffolk County, NY IDA (Nassau-Suffolk
                  Services for Autism)                           6.250   11/01/2016     03/22/2013 B       376,084
--------------------------------------------------------------------------------------------------------------------
        145,000   Suffolk County, NY IDA (Nassau-Suffolk
                  Services for Autism)                           6.250   11/01/2016     04/13/2013 B       136,330
--------------------------------------------------------------------------------------------------------------------
        900,000   Suffolk County, NY IDA
                  (Pederson-Krager Center)                       6.375   11/01/2015     08/07/2012 B       850,455
--------------------------------------------------------------------------------------------------------------------
        700,000   Suffolk County, NY IDA
                  (Pederson-Krager Center)                       6.400   02/01/2015     10/23/2011 B       665,434
--------------------------------------------------------------------------------------------------------------------
        245,000   Suffolk County, NY IDA (Suffolk Hotels)        6.000   10/01/2020     12/27/2014 B       233,777
--------------------------------------------------------------------------------------------------------------------
        500,000   Suffolk County, NY IDA (WORCA)                 6.000   10/01/2020     06/27/2015 B       477,095
--------------------------------------------------------------------------------------------------------------------
        100,000   Suffolk County, NY Water Authority 1           5.750   06/01/2010     12/01/2008 E       105,149
--------------------------------------------------------------------------------------------------------------------
      2,150,000   Sullivan County, NY IDA (Center for
                  Discovery)                                     5.625   06/01/2013     12/21/2010 B     2,057,077
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Sullivan County, NY IDA (Center for
                  Discovery)                                     5.875   07/01/2022     11/11/2016 B     4,542,200
--------------------------------------------------------------------------------------------------------------------
      6,100,000   Sullivan County, NY IDA (Center for            6.375   02/01/2020     12/09/2014 B     5,805,919
                  Discovery)
--------------------------------------------------------------------------------------------------------------------
         30,000   Syracuse, NY Hsg. Authority                    5.400   09/01/2021     09/01/2015 A        31,308
--------------------------------------------------------------------------------------------------------------------
        260,000   Syracuse, NY IDA (Crouse Irving Companies) 1   5.250   01/01/2017     01/01/2010 A       262,990
--------------------------------------------------------------------------------------------------------------------
        465,000   Syracuse, NY IDA (Crouse Irving Health
                  Hospital)                                      5.125   01/01/2009     01/01/2009         464,377
--------------------------------------------------------------------------------------------------------------------
        670,000   Syracuse, NY IDA (One Center Armory Garage)    6.750   12/01/2017     12/01/2008 A       673,216

                   F28 | LIMITED TERM NEW YORK MUNICIPAL FUND

      PRINCIPAL                                                                          EFFECTIVE
         AMOUNT                                                 COUPON     MATURITY       MATURITY*          VALUE
--------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       900,000   Tompkins County, NY IDA (Kendall at
                  Ithaca)                                        5.750%  07/01/2018     01/01/2009 A  $    900,405
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Tompkins County, NY IDA (Kendall at
                  Ithaca)                                        6.000   07/01/2024     01/01/2009 A     2,000,880
--------------------------------------------------------------------------------------------------------------------
        125,000   Tompkins, NY Health Care Corp.
                  (Reconstruction Home)                          5.875   02/01/2033     08/01/2008 A       125,234
--------------------------------------------------------------------------------------------------------------------
        260,000   Tompkins, NY Health Care Corp.
                  (Reconstruction Home) 1                       10.800   02/01/2028 2   08/01/2008 A       279,474
--------------------------------------------------------------------------------------------------------------------
         10,000   Ulster County, NY GO 1                         5.400   11/15/2013     11/15/2008 A        10,100
--------------------------------------------------------------------------------------------------------------------
         10,000   Ulster County, NY GO 1                         5.400   11/15/2015     11/15/2008 A        10,100
--------------------------------------------------------------------------------------------------------------------
         25,000   Ulster County, NY GO 1                         5.500   11/15/2012     11/15/2008 A        25,262
--------------------------------------------------------------------------------------------------------------------
        155,000   Ulster County, NY Res Rec 1                    5.000   03/01/2016     03/01/2016         159,686
--------------------------------------------------------------------------------------------------------------------
        160,000   Ulster County, NY Res Rec 1                    5.000   03/01/2017     03/01/2016 A       163,610
--------------------------------------------------------------------------------------------------------------------
        170,000   Ulster County, NY Res Rec 1                    5.000   03/01/2018     03/01/2016 A       172,858
--------------------------------------------------------------------------------------------------------------------
        830,000   Ulster County, NY Tobacco Asset
                  Securitization Corp.                           0.000 5 06/01/2040     09/14/2026 B       738,576
--------------------------------------------------------------------------------------------------------------------
        360,000   Ulster County, NY Tobacco Asset
                  Securitization Corp.                           6.000   06/01/2040     06/01/2012 A       362,347
--------------------------------------------------------------------------------------------------------------------
         25,000   Ulster County, NY Tobacco Asset
                  Securitization Corp.                           6.250   06/01/2025     06/01/2012 A        25,650
--------------------------------------------------------------------------------------------------------------------
     10,795,000   Ulster County, NY Tobacco Asset
                  Securitization Corp.                           6.750   06/01/2030 2   06/01/2011 A    11,172,177
--------------------------------------------------------------------------------------------------------------------
        295,000   Utica, NY GO                                   6.200   01/15/2014     01/15/2010 A       314,237
--------------------------------------------------------------------------------------------------------------------
        320,000   Utica, NY GO                                   6.250   01/15/2015     01/15/2010 A       341,107
--------------------------------------------------------------------------------------------------------------------
         25,000   Utica, NY IDA (Munson-Williams-Proctor
                  Arts Institute)                                5.500   07/15/2029     07/15/2009 A        25,348
--------------------------------------------------------------------------------------------------------------------
         40,000   Utica, NY IDA (Utica College Civic
                  Facility)                                      5.300   08/01/2008     08/01/2008          40,036
--------------------------------------------------------------------------------------------------------------------
      1,205,000   Utica, NY IDA (Utica College Civic
                  Facility)                                      6.375   12/01/2011     06/29/2010 B     1,226,509
--------------------------------------------------------------------------------------------------------------------
        250,000   Utica, NY SCHC (Multifamily), Series A         5.550   12/01/2017     12/01/2008 A       258,828
--------------------------------------------------------------------------------------------------------------------
         15,000   Victor, NY GO                                  4.800   12/15/2017     12/15/2008 A        15,158
--------------------------------------------------------------------------------------------------------------------
        100,000   Westchester County, NY GO                      5.375   12/15/2012     12/15/2008 A       101,167
--------------------------------------------------------------------------------------------------------------------
         50,000   Westchester County, NY GO                      5.375   12/15/2013     12/15/2008 A        50,584
--------------------------------------------------------------------------------------------------------------------
         45,000   Westchester County, NY Healthcare Corp.,
                  Series B                                       5.375   11/01/2020     11/10/2010 A        46,746
--------------------------------------------------------------------------------------------------------------------
        105,000   Westchester County, NY IDA
                  (Beth Abraham Hospital)                        7.250   12/01/2009     03/02/2009 B       105,573
--------------------------------------------------------------------------------------------------------------------
         50,000   Westchester County, NY IDA
                  (Children's Village)                           5.100   03/15/2009     03/15/2009          50,050
--------------------------------------------------------------------------------------------------------------------
        220,000   Westchester County, NY IDA (Clearview
                  School)                                        6.600   01/01/2014     12/27/2010 B       217,166
--------------------------------------------------------------------------------------------------------------------
      1,365,000   Westchester County, NY IDA
                  (Guiding Eyes for the Blind)                   4.500   08/01/2012     08/31/2010 B     1,372,385
--------------------------------------------------------------------------------------------------------------------
         15,000   Westchester County, NY IDA (JDAM)              6.500   04/01/2009 2   10/01/2008 A        15,036
--------------------------------------------------------------------------------------------------------------------
      1,130,000   Westchester County, NY IDA (JDAM)              6.750   04/01/2016 2   10/01/2008 A     1,133,266
--------------------------------------------------------------------------------------------------------------------
      2,100,000   Westchester County, NY IDA
                  (Rippowam-Cisqua School)                       5.750   06/01/2029     02/07/2021 B     1,922,256

                   F29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                          EFFECTIVE
         AMOUNT                                                 COUPON     MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     2,225,000   Westchester County, NY IDA
                  (Schnurmacher Center)                          6.000%  11/01/2011     04/03/2009 B  $    2,228,627
----------------------------------------------------------------------------------------------------------------------
        130,000   Westchester County, NY IDA
                  (Westchester Airport Assoc.) 1                 5.850   08/01/2014     08/01/2008 A         130,345
----------------------------------------------------------------------------------------------------------------------
        690,000   Westchester County, NY IDA
                  (Westchester Airport Assoc.) 1                 5.950   08/01/2024 2   08/01/2008 A         691,311
----------------------------------------------------------------------------------------------------------------------
        250,000   Westchester County, NY IDA
                  (Westchester Resco Company)                    5.500   07/01/2009     01/01/2009 A         250,338
----------------------------------------------------------------------------------------------------------------------
         25,000   Westchester County, NY IDA
                  (Westchester Resco Company) 1                  5.750   07/01/2009     01/01/2009 A          25,072
----------------------------------------------------------------------------------------------------------------------
         70,000   Westchester County, NY IDA
                  (Winward School) 1                             5.200   10/01/2021     10/01/2011 A          69,835
----------------------------------------------------------------------------------------------------------------------
     18,000,000   Westchester County, NY Tobacco Asset
                  Securitization Corp.                           0.000 5 07/15/2039 2   07/15/2017 E      20,956,860
----------------------------------------------------------------------------------------------------------------------
     11,090,000   Westchester County, NY Tobacco Asset
                  Securitization Corp.                           4.500   06/01/2021     08/03/2010 B      10,345,972
----------------------------------------------------------------------------------------------------------------------
      8,600,000   Westchester County, NY Tobacco Asset
                  Securitization Corp.                           5.000   06/01/2026     07/07/2014 B       7,792,030
----------------------------------------------------------------------------------------------------------------------
         95,000   White Plains, NY HDC (Battle Hill)             6.650   02/01/2025     08/01/2008 A          96,661
----------------------------------------------------------------------------------------------------------------------
        180,000   Yonkers, NY IDA (Michael Malotz Skilled
                  Nursing Pavilion) 1                            5.450   02/01/2029     02/01/2009 A         182,065
----------------------------------------------------------------------------------------------------------------------
         90,000   Yonkers, NY IDA (Michael Malotz Skilled
                  Nursing Pavilion)                              5.650   02/01/2039     02/01/2009 A          91,166
----------------------------------------------------------------------------------------------------------------------
      1,455,000   Yonkers, NY IDA (Monastery Manor Associates)   5.000   04/01/2025     05/06/2023 B       1,424,198
----------------------------------------------------------------------------------------------------------------------
         30,000   Yonkers, NY IDA (Philipsburgh Hall
                  Associates)                                    6.750   11/01/2008     11/01/2008            29,820
----------------------------------------------------------------------------------------------------------------------
      1,965,000   Yonkers, NY IDA (St. John's Riverside
                  Hospital)                                      6.800   07/01/2016     07/01/2011 A       1,980,465
                                                                                                      ----------------
                                                                                                       3,495,414,176
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--19.6%
      5,000,000   Guam Airport Authority, Series C 1             5.375   10/01/2019     10/01/2013 A       4,990,350
----------------------------------------------------------------------------------------------------------------------
      6,000,000   Guam Airport Authority, Series C 1             5.375   10/01/2020     10/01/2020         5,944,800
----------------------------------------------------------------------------------------------------------------------
        130,000   Guam EDA (TASC)                                5.000   05/15/2022     12/12/2008 D         136,483
----------------------------------------------------------------------------------------------------------------------
        192,000   Guam EDA (TASC)                                5.300   05/15/2014     05/15/2014           209,063
----------------------------------------------------------------------------------------------------------------------
      3,000,000   Guam Education Financing Foundation COP 1      5.000   10/01/2023     11/05/2021 B       2,937,120
----------------------------------------------------------------------------------------------------------------------
         10,000   Guam International Airport Authority 1         5.000   10/01/2023     10/01/2023             9,487
----------------------------------------------------------------------------------------------------------------------
         25,000   Guam Power Authority, Series A 1               5.000   10/01/2024     07/23/2023 B          24,400
----------------------------------------------------------------------------------------------------------------------
        460,000   Guam Power Authority, Series A                 5.250   10/01/2013     10/01/2008 A         460,005
----------------------------------------------------------------------------------------------------------------------
         40,000   Guam Power Authority, Series A 1               5.250   10/01/2013     10/01/2008 A          40,032
----------------------------------------------------------------------------------------------------------------------
        655,000   Guam Power Authority, Series A 1               5.250   10/01/2023     10/01/2008 A         654,980
----------------------------------------------------------------------------------------------------------------------
        710,000   Guam Power Authority, Series A 1               5.250   10/01/2023     10/01/2008 A         705,527
----------------------------------------------------------------------------------------------------------------------
         40,000   Guam Power Authority, Series A 1               5.250   10/01/2034     11/06/2032 B          39,325
----------------------------------------------------------------------------------------------------------------------
      1,900,000   Northern Mariana Islands Commonwealth,
                  Series A                                       6.750   10/01/2033     10/01/2013 A       2,165,069

                   F30 | LIMITED TERM NEW YORK MUNICIPAL FUND

      PRINCIPAL                                                                          EFFECTIVE
         AMOUNT                                                 COUPON     MATURITY       MATURITY*           VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       100,000   Northern Mariana Islands Commonwealth,
                  Series A                                       6.750%  10/01/2033     10/01/2013 A   $    101,683
---------------------------------------------------------------------------------------------------------------------
        375,000   Puerto Rico Children's Trust Fund (TASC)       4.100   05/15/2013     05/15/2013          361,639
---------------------------------------------------------------------------------------------------------------------
        200,000   Puerto Rico Children's Trust Fund (TASC)       4.250   05/15/2014     05/15/2014          192,140
---------------------------------------------------------------------------------------------------------------------
    206,810,000   Puerto Rico Children's Trust Fund (TASC)       5.375   05/15/2033     05/22/2013 B    195,036,307
---------------------------------------------------------------------------------------------------------------------
     68,875,000   Puerto Rico Children's Trust Fund (TASC)       5.500   05/15/2039     08/02/2020 B     65,068,968
---------------------------------------------------------------------------------------------------------------------
     30,755,000   Puerto Rico Children's Trust Fund (TASC)       5.625   05/15/2043     09/24/2022 B     29,333,504
---------------------------------------------------------------------------------------------------------------------
         10,000   Puerto Rico Children's Trust Fund (TASC)       5.750   07/01/2020     09/07/2009 D         10,410
---------------------------------------------------------------------------------------------------------------------
      6,250,000   Puerto Rico Commonwealth GO                    5.000   07/01/2024     07/01/2024        6,010,250
---------------------------------------------------------------------------------------------------------------------
      5,970,000   Puerto Rico Commonwealth GO                    5.000   07/01/2025     07/01/2025        5,856,092
---------------------------------------------------------------------------------------------------------------------
         50,000   Puerto Rico Commonwealth GO                    5.000   07/01/2026     06/21/2026 B         49,012
---------------------------------------------------------------------------------------------------------------------
         50,000   Puerto Rico Commonwealth GO                    5.000   07/01/2028     08/05/2026 B         48,948
---------------------------------------------------------------------------------------------------------------------
      7,000,000   Puerto Rico Commonwealth GO                    5.250   01/01/2015     01/01/2015        7,241,290
---------------------------------------------------------------------------------------------------------------------
        900,000   Puerto Rico Commonwealth GO                    5.250   07/01/2019     07/01/2013 A        900,198
---------------------------------------------------------------------------------------------------------------------
      2,430,000   Puerto Rico Commonwealth GO                    5.250   07/01/2021     07/01/2021        2,417,558
---------------------------------------------------------------------------------------------------------------------
      2,315,000   Puerto Rico Commonwealth GO                    5.250   07/01/2022     07/01/2022        2,299,142
---------------------------------------------------------------------------------------------------------------------
      3,400,000   Puerto Rico Commonwealth GO                    5.250   07/01/2022     07/01/2022        3,376,710
---------------------------------------------------------------------------------------------------------------------
      7,350,000   Puerto Rico Commonwealth GO                    5.250   07/01/2022     07/01/2022        7,299,653
---------------------------------------------------------------------------------------------------------------------
      4,575,000   Puerto Rico Commonwealth GO                    5.250   07/01/2023     07/01/2023        4,537,531
---------------------------------------------------------------------------------------------------------------------
      7,395,000   Puerto Rico Commonwealth GO                    5.250   07/01/2023     07/01/2023        7,334,435
---------------------------------------------------------------------------------------------------------------------
     11,000,000   Puerto Rico Commonwealth GO                    5.250   07/01/2023     07/01/2023       10,909,910
---------------------------------------------------------------------------------------------------------------------
     15,850,000   Puerto Rico Commonwealth GO                    5.250   07/01/2024     07/01/2024       15,664,238
---------------------------------------------------------------------------------------------------------------------
     21,785,000   Puerto Rico Commonwealth GO                    5.250   07/01/2025     07/01/2025       21,495,913
---------------------------------------------------------------------------------------------------------------------
      1,925,000   Puerto Rico Commonwealth GO 1                  5.250   07/01/2027 2   07/01/2011 A      1,991,355
---------------------------------------------------------------------------------------------------------------------
      4,750,000   Puerto Rico Commonwealth GO                    5.250   07/01/2027     07/01/2027        4,677,088
---------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Commonwealth GO                    5.250   07/01/2030     07/01/2030        4,872,700
---------------------------------------------------------------------------------------------------------------------
      2,840,000   Puerto Rico Commonwealth GO                    5.250   07/01/2030     05/08/2029 B      2,767,694
---------------------------------------------------------------------------------------------------------------------
     14,750,000   Puerto Rico Commonwealth GO                    5.250   07/01/2032     07/01/2032       14,376,825
---------------------------------------------------------------------------------------------------------------------
     11,735,000   Puerto Rico Commonwealth GO                    5.250   07/01/2032     10/01/2031 B     11,438,105
---------------------------------------------------------------------------------------------------------------------
      6,060,000   Puerto Rico Commonwealth GO                    5.375   07/01/2028     07/01/2011 A      6,034,245
---------------------------------------------------------------------------------------------------------------------
     18,600,000   Puerto Rico Commonwealth GO                    5.500   07/01/2023     07/01/2018 A     18,842,730
---------------------------------------------------------------------------------------------------------------------
         10,000   Puerto Rico Electric Power Authority,
                  Series EE 1                                    5.250   07/01/2014     01/01/2009 A         10,164
---------------------------------------------------------------------------------------------------------------------
      4,200,000   Puerto Rico Electric Power Authority,
                  Series UU                                      2.507 4 07/01/2031     07/04/2028 B      3,355,800
---------------------------------------------------------------------------------------------------------------------
        250,000   Puerto Rico HFA (Single Family) 1              5.000   12/01/2020     12/01/2013 A        256,318
---------------------------------------------------------------------------------------------------------------------
        110,000   Puerto Rico HFC                                5.100   12/01/2018     12/01/2010 A        110,218
---------------------------------------------------------------------------------------------------------------------
      1,745,000   Puerto Rico HFC (Homeowner Mtg.)               5.200   12/01/2032     12/01/2008 A      1,759,431
---------------------------------------------------------------------------------------------------------------------
        445,000   Puerto Rico HFC, Series B 1                    5.300   12/01/2028     06/01/2011 A        444,430
---------------------------------------------------------------------------------------------------------------------
         90,000   Puerto Rico Highway &
                  Transportation Authority                       5.000   07/01/2022     01/21/2021 B         87,181

                   F31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                          EFFECTIVE
         AMOUNT                                                 COUPON     MATURITY       MATURITY*           VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$        35,000   Puerto Rico Highway & Transportation
                  Authority                                      5.000%  07/01/2028     02/20/2026 B   $     34,264
---------------------------------------------------------------------------------------------------------------------
        230,000   Puerto Rico Highway & Transportation
                  Authority                                      5.750   07/01/2020     07/01/2013 A        234,952
---------------------------------------------------------------------------------------------------------------------
          5,000   Puerto Rico Highway & Transportation
                  Authority, Series A                            5.000   07/01/2028     07/01/2010 A          5,010
---------------------------------------------------------------------------------------------------------------------
      7,000,000   Puerto Rico Highway & Transportation
                  Authority, Series E                            5.750   07/01/2024     07/01/2012 A      7,222,320
---------------------------------------------------------------------------------------------------------------------
      4,355,000   Puerto Rico Highway & Transportation
                  Authority, Series K                            5.000   07/01/2021     07/01/2021        4,247,301
---------------------------------------------------------------------------------------------------------------------
     11,000,000   Puerto Rico Highway & Transportation
                  Authority, Series K                            5.000   07/01/2022     07/01/2022       10,676,600
---------------------------------------------------------------------------------------------------------------------
     12,275,000   Puerto Rico Highway & Transportation
                  Authority, Series K                            5.000   07/01/2023     07/01/2023       11,872,503
---------------------------------------------------------------------------------------------------------------------
     12,760,000   Puerto Rico Highway & Transportation
                  Authority, Series K                            5.000   07/01/2024     07/01/2024       12,310,465
---------------------------------------------------------------------------------------------------------------------
      4,545,000   Puerto Rico Highway & Transportation
                  Authority, Series K                            5.000   07/01/2025     07/01/2025        4,458,281
---------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Highway & Transportation
                  Authority, Series K                            5.000   07/01/2026     07/01/2026        1,960,460
---------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Highway & Transportation
                  Authority, Series K                            5.000   07/01/2027     07/01/2027          978,400
---------------------------------------------------------------------------------------------------------------------
     16,800,000   Puerto Rico Highway & Transportation
                  Authority, Series N 3,7                        2.337 4 07/01/2045     07/04/2043 A     12,432,000
---------------------------------------------------------------------------------------------------------------------
     19,000,000   Puerto Rico Highway & Transportation
                  Authority, Series N                            4.200 4 07/01/2038     07/01/2038       19,000,000
---------------------------------------------------------------------------------------------------------------------
      6,550,000   Puerto Rico IMEPCF (PepsiCo) 1                 6.250   11/15/2013     11/15/2008 A      6,930,228
---------------------------------------------------------------------------------------------------------------------
      7,175,000   Puerto Rico IMEPCF (PepsiCo) 1                 6.250   11/15/2013     11/15/2008 A      7,341,675
---------------------------------------------------------------------------------------------------------------------
        780,000   Puerto Rico Infrastructure                     5.000   07/01/2019     07/01/2019          765,453
---------------------------------------------------------------------------------------------------------------------
         35,000   Puerto Rico Infrastructure                     5.500   10/01/2040     10/01/2010 E         36,254
---------------------------------------------------------------------------------------------------------------------
         55,000   Puerto Rico ITEMECF
                  (Ana G. Mendez University)                     5.375   02/01/2019     02/01/2011 A         54,734
---------------------------------------------------------------------------------------------------------------------
     18,425,000   Puerto Rico ITEMECF
                  (Cogeneration Facilities)                      6.625   06/01/2026 2   06/01/2010 A     18,824,270
---------------------------------------------------------------------------------------------------------------------
      1,500,000   Puerto Rico ITEMECF
                  (Dr. Pila Hospital)                            6.125   08/01/2025     08/01/2008 A      1,502,655
---------------------------------------------------------------------------------------------------------------------
         75,000   Puerto Rico ITEMECF
                  (Guaynabo Municipal Government Center)         5.625   07/01/2015     01/01/2009 A         75,050
---------------------------------------------------------------------------------------------------------------------
         95,000   Puerto Rico ITEMECF
                  (Hospital Auxilio Mutuo) 1                     5.500   07/01/2026     01/01/2009 A         95,777
---------------------------------------------------------------------------------------------------------------------
        500,000   Puerto Rico ITEMECF
                  (Hospital Auxilio Mutuo) 1                     6.250   07/01/2016     01/01/2009 A        501,425
---------------------------------------------------------------------------------------------------------------------
         75,000   Puerto Rico ITEMECF
                  (Hospital de la Concepcion) 1                  6.125   11/15/2025     11/15/2010 A         79,256

                   F32 | LIMITED TERM NEW YORK MUNICIPAL FUND

      PRINCIPAL                                                                           EFFECTIVE
         AMOUNT                                                   COUPON     MATURITY      MATURITY*           VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       750,000   Puerto Rico ITEMECF
                  (Hospital de la Concepcion) 1                    6.375%  11/15/2015    11/15/2010 A  $     794,063
----------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico ITEMECF
                  (Hospital de la Concepcion) 1                    6.500   11/15/2020    11/15/2010 A      2,132,180
----------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico ITEMECF
                  (InterAmerican University) 1                     5.000   10/01/2022    10/01/2008 A         25,178
----------------------------------------------------------------------------------------------------------------------
      1,275,000   Puerto Rico ITEMECF
                  (Mennonite General Hospital)                     6.500   07/01/2012    08/16/2010 B      1,265,514
----------------------------------------------------------------------------------------------------------------------
        235,000   Puerto Rico ITEMECF
                  (Ryder Memorial Hospital)                        6.400   05/01/2009    11/05/2008 B        234,079
----------------------------------------------------------------------------------------------------------------------
      9,400,000   Puerto Rico Municipal Finance Agency,
                  Series A                                         5.250   08/01/2023    08/01/2023        9,322,262
----------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Municipal Finance Agency,
                  Series A                                         5.250   08/01/2024    08/01/2024        4,940,950
----------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico Municipal Finance Agency,
                  Series A                                         5.500   07/01/2017    01/01/2009 A         25,242
----------------------------------------------------------------------------------------------------------------------
        285,000   Puerto Rico Port Authority, Series D 1           6.000   07/01/2021 2  01/01/2009 A        286,037
----------------------------------------------------------------------------------------------------------------------
        380,000   Puerto Rico Port Authority, Series D 1           7.000   07/01/2014 2  01/01/2009 A        381,847
----------------------------------------------------------------------------------------------------------------------
      5,080,000   Puerto Rico Public Buildings Authority 6         5.000   07/01/2036    07/01/2012 A      5,099,152
----------------------------------------------------------------------------------------------------------------------
        545,000   Puerto Rico Public Buildings Authority           5.125   07/01/2024    01/04/2024 B        531,353
----------------------------------------------------------------------------------------------------------------------
     16,720,000   Puerto Rico Public Buildings Authority           5.250   07/01/2029    07/01/2014 A     18,024,327
----------------------------------------------------------------------------------------------------------------------
     14,280,000   Puerto Rico Public Buildings Authority           5.250   07/01/2029    03/01/2028 B     13,925,285
----------------------------------------------------------------------------------------------------------------------
     10,000,000   Puerto Rico Public Buildings Authority           5.500   07/01/2022    07/01/2014 A     10,879,600
----------------------------------------------------------------------------------------------------------------------
     13,195,000   Puerto Rico Public Buildings Authority           5.500   07/01/2026    07/01/2017 A     13,297,393
----------------------------------------------------------------------------------------------------------------------
        825,000   Puerto Rico Public Buildings Authority,
                  Series G                                         5.250   07/01/2019    07/01/2012 A        825,149
----------------------------------------------------------------------------------------------------------------------
     30,785,000   Puerto Rico Public Finance Corp.,
                  Series A 1,6                                     5.250   08/01/2029    02/01/2012 A     31,008,191
----------------------------------------------------------------------------------------------------------------------
      3,095,000   Puerto Rico Public Finance Corp.,
                  Series A 6                                       5.250   08/01/2030    02/01/2012 A      3,115,427
----------------------------------------------------------------------------------------------------------------------
     10,400,000   Puerto Rico Public Finance Corp.,
                  Series AA                                        5.250   08/01/2031    02/01/2012 A     10,404,576
----------------------------------------------------------------------------------------------------------------------
     21,160,000   Puerto Rico Public Finance Corp.,
                  Series A                                         5.750   08/01/2027    02/01/2012 C     21,135,031
----------------------------------------------------------------------------------------------------------------------
      2,750,000   University of Puerto Rico                        5.000   06/01/2026    06/01/2026        2,695,688
----------------------------------------------------------------------------------------------------------------------
        140,000   University of Puerto Rico                        5.500   06/01/2012 2  12/01/2008 A        140,224
----------------------------------------------------------------------------------------------------------------------
      7,125,000   University of Puerto Rico, Series P              5.000   06/01/2021    06/01/2021        6,925,286
----------------------------------------------------------------------------------------------------------------------
      8,500,000   University of Puerto Rico, Series P              5.000   06/01/2022    06/01/2022        8,234,545
----------------------------------------------------------------------------------------------------------------------
      8,410,000   University of Puerto Rico, Series Q              5.000   06/01/2023    06/01/2023        8,126,499
----------------------------------------------------------------------------------------------------------------------
        300,000   University of Puerto Rico, Series Q              5.000   06/01/2030    12/22/2028 B        291,429
----------------------------------------------------------------------------------------------------------------------
         25,000   V.I. HFA, Series A                               6.500   03/01/2025 2  09/01/2008 A         25,011
----------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Port Authority, Series A 1                  5.250   09/01/2018    09/01/2010 A      1,006,210
----------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Public Finance Authority (Hovensa
                  Refinery)                                        4.700   07/01/2022    10/01/2018 B        851,000
----------------------------------------------------------------------------------------------------------------------
      2,650,000   V.I. Public Finance Authority (Hovensa
                  Refinery)                                        5.875   07/01/2022    10/01/2018 B      2,578,609
----------------------------------------------------------------------------------------------------------------------
      1,075,000   V.I. Public Finance Authority
                  (Matching Fund Loan Note)                        5.250   10/01/2021    10/01/2021        1,065,798
----------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Public Finance Authority, Series A          5.250   10/01/2016    10/01/2014 A      1,016,960
----------------------------------------------------------------------------------------------------------------------
      2,000,000   V.I. Public Finance Authority, Series A          5.250   10/01/2022    10/01/2022        1,972,220
----------------------------------------------------------------------------------------------------------------------
      2,000,000   V.I. Public Finance Authority, Series A          5.250   10/01/2023    10/01/2023        1,968,920
----------------------------------------------------------------------------------------------------------------------
     10,000,000   V.I. Public Finance Authority, Series A          5.500   10/01/2015    10/01/2008 A     10,114,400

                   F33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                          EFFECTIVE
         AMOUNT                                                 COUPON     MATURITY       MATURITY*              VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$       180,000   V.I. Public Finance Authority, Series
                  A 1                                            5.500%  10/01/2022     10/01/2008 A   $       181,766
------------------------------------------------------------------------------------------------------------------------
        705,000   V.I. Public Finance Authority, Series A        5.625   10/01/2010     10/14/2009 B           723,168
------------------------------------------------------------------------------------------------------------------------
        290,000   V.I. Public Finance Authority, Series A        5.625   10/01/2025     10/01/2010 A           291,157
------------------------------------------------------------------------------------------------------------------------
     10,820,000   V.I. Public Finance Authority, Series A        6.375   10/01/2019 2   01/01/2010 A        11,411,259
------------------------------------------------------------------------------------------------------------------------
      2,665,000   V.I. Public Finance Authority, Series E        5.875   10/01/2018     10/01/2008 A         2,680,324
------------------------------------------------------------------------------------------------------------------------
      1,015,000   V.I. Tobacco Settlement Financing Corp.
                  (TASC)                                         4.750   05/15/2012     12/28/2009 B         1,008,220
------------------------------------------------------------------------------------------------------------------------
         80,000   V.I. Tobacco Settlement Financing Corp.
                  (TASC)                                         4.950 5 05/15/2014     05/15/2014              79,473
------------------------------------------------------------------------------------------------------------------------
      1,330,000   V.I. Tobacco Settlement Financing Corp.
                  (TASC)                                         5.000   05/15/2021     12/09/2010 B         1,257,395
------------------------------------------------------------------------------------------------------------------------
      1,440,000   V.I. Tobacco Settlement Financing Corp.
                  (TASC)                                         5.000   05/15/2031     04/12/2015 B         1,243,051
------------------------------------------------------------------------------------------------------------------------
      1,470,000   V.I. Water & Power Authority                   5.375   07/01/2010     01/01/2009 A         1,485,832
                                                                                                       -----------------
                                                                                                           811,553,069

------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,358,398,643)--103.8%                                                4,306,967,245
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.8)                                                              (158,568,726)
                                                                                                       -----------------
NET ASSETS--100.0%                                                                                     $ 4,148,398,519
                                                                                                       =================

                   F34 | LIMITED TERM NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   C. Date of mandatory put.

   D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   E. Date of prefunded call, or maturity date if escrowed to maturity.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $99,700,006, which represents 2.40% of the Fund's net assets. See Note 5 of accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

7. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

8. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

9. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

10. Zero coupon bond reflects effective yield on the date of purchase.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                         INVESTMENTS IN   OTHER FINANCIAL
                                             SECURITIES      INSTRUMENTS*
---------------------------------------------------------------------------
Level 1--Quoted Prices                  $            --             $  --
Level 2--Other Significant Observable
Inputs                                    4,284,229,361                --
Level 3--Significant Unobservable
Inputs                                       22,737,884                --
                                        -----------------------------------
Total                                   $ 4,306,967,245             $  --
                                        ===================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

                   F35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS         Assoc. for Children with Down            JDAM      Julia Dyckman Andrus Memorial
             Syndrome                                 JFK       John Fitzgerald Kennedy
ACLD         Adults and Children with Learning        KR        Kateri Residence
             and Developmental Disabilities           L.I.      Long Island
ALIA         Alliance of Long Island Agencies         LGSC      Local Government Services Corp.
ARC          Assoc. of Retarded Citizens              LIHIA     Long Island Head Injury Assoc.
BFCC         Brookdale Family Care Center             LILCO     Long Island Lighting Corp.
BID          Business Improvement District            MMC       Mercy Medical Center
BOCES        Board of Cooperative Educational         MMWNHC    Mary Manning Walsh Nursing Home
             Services                                           Company
CAB          Capital Appreciation Bond                MSH/NYU   Mount Sinai Hospital/New York
CCDRCA       Catholic Charities of the Diocese of               University
             Rockville Centre and Affiliates          MTA       Metropolitan Transportation
CCFDP        Child Care Facilities Devel.                       Authority
             Program                                  NSUH      North Shore University Hospital
CHSLI        Catholic Health Services of Long         NY/NJ     New York/New Jersey
             Island                                   NYC       New York City
CMA          Community Mainstreaming                  NYS       New York State
             Associates, Inc.                         NYU       New York University
COP          Certificates of Participation            RIBS      Residual Interest Bonds
CRR          Center for Rapid Recovery                RITES     Residual Interest Tax Exempt Security
CSMR         Community Services for the Mentally      Res Rec   Resource Recovery Facility
             Retarded                                 SCHC      Senior Citizen Housing Corp.
Con Ed       Consolidated Edison Company              ROLs      Residual Options Longs
DA           Dormitory Authority                      SCHRC     St. Charles Hospital and
DDI          Developmental Disabilities                         Rehabilitation Center
             Institute                                SCSB      Schuyler Community Services Board
EDA          Economic Devel. Authority                SCSMC     St. Catherine of Sienna Medical Center
EFC          Environmental Facilities Corp.           SFH       St. Francis Hospital
ERDA         Energy Research and Devel.               SONYMA    State of New York Mortgage Agency
             Authority                                SUNY      State University of New York
FNHC         Ferncilff Nursing Home Company           SV        Sienna Village
FREE         Family Residences and Essential          TASC      Tobacco Settlement Asset-Backed
             Enterprises                                        Bonds
GO           General Obligation                       TFABs     Tobacco Flexible Amortization Bonds
GSHMC        Good Samaritan Hospital Medical          UDC       Urban Devel. Corp.
             Center                                   USBFCC    Urban Strategies Brookdale Family
HDC          Housing Devel. Corp.                               Care Center
HFA          Housing Finance Agency                   V.I.      United States Virgin Islands
HFC          Housing Finance Corp.                    WORCA     Working Organization for Retarded
HJDOI        Hospital for Joint Diseases                        Children and Adults
             Orthopedic Institute                     YMCA      Young Men's Christian Assoc.
HKSB         Helen Keller Services for the Blind
IDA          Industrial Devel. Agency
IGHL         Independent Group Home for Living
IMEPCF       Industrial, Medical and Environmental
             Pollution Control Facilities
ITEMECF      Industrial, Tourist, Educational,
             Medical and Environmental Community
             Facilities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F36 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008

--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------

Investments, at value (cost $4,358,398,643)--see accompanying statement of
investments                                                                    $   4,306,967,245
--------------------------------------------------------------------------------------------------
Cash                                                                                   1,828,374
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $61,447,429 sold on a when-issued or delayed
delivery basis)                                                                       67,895,504
Interest                                                                              58,556,606
Shares of beneficial interest sold                                                    16,241,618
Other                                                                                    246,607
                                                                               -------------------
Total assets                                                                       4,451,735,954

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis                     137,830,020
Payable for short-term floating rate notes issued (See Note 1)                       104,115,000
Payable on borrowings (See Note 6)                                                    44,800,000
Shares of beneficial interest redeemed                                                10,170,379
Dividends                                                                              3,117,028
Distribution and service plan fees                                                     2,296,569
Trustees' compensation                                                                   647,423
Interest expense on borrowings                                                           126,762
Transfer and shareholder servicing agent fees                                            115,431
Shareholder communications                                                                21,015
Other                                                                                     97,808
                                                                               -------------------
Total liabilities                                                                    303,337,435

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $   4,148,398,519
                                                                               ===================

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------

Paid-in capital                                                                $   4,207,970,050
--------------------------------------------------------------------------------------------------
Accumulated net investment income                                                      8,521,372
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (16,661,505)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                           (51,431,398)
                                                                               -------------------
NET ASSETS                                                                     $   4,148,398,519
                                                                               ===================

                   F37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,887,459,798 and 887,575,720 shares of beneficial interest outstanding)      $ 3.25
Maximum offering price per share (net asset value plus sales charge of 3.50%
of offering price)                                                             $ 3.37
---------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$164,162,746 and 50,538,022 shares of beneficial interest outstanding)         $ 3.25
---------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,096,775,975 and 338,479,558 shares of beneficial interest outstanding)      $ 3.24

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F38 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008

--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------

Interest                                                             $   108,458,603

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------

Management fees                                                            8,041,458
--------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    3,472,157
Class B                                                                      952,115
Class C                                                                    5,287,401
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      366,516
Class B                                                                       61,862
Class C                                                                      208,897
--------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       49,736
Class B                                                                        9,658
Class C                                                                       20,764
--------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued
(See Note 1)                                                               2,739,946
--------------------------------------------------------------------------------------
Interest expense on borrowings                                               817,032
--------------------------------------------------------------------------------------
Accounting service fees                                                      605,742
--------------------------------------------------------------------------------------
Trustees' compensation                                                       203,833
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                   66,163
--------------------------------------------------------------------------------------
Administration service fees                                                      750
--------------------------------------------------------------------------------------
Other                                                                        462,923
                                                                     -----------------
Total expenses                                                            23,366,953
Less reduction to custodian expenses                                            (608)
                                                                     -----------------
Net expenses                                                              23,366,345

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     85,092,258

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------------

Net realized loss on investments                                         (12,651,074)
--------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                     (70,513,679)

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $     1,927,505
                                                                     =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS               YEAR
                                                                   ENDED              ENDED
                                                           JUNE 30, 2008       DECEMBER 31,
                                                             (UNAUDITED)               2007
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------

Net investment income                                  $      85,092,258   $    159,608,127
---------------------------------------------------------------------------------------------
Net realized gain (loss)                                     (12,651,074)           699,756
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         (70,513,679)      (101,414,564)
                                                       --------------------------------------
Net increase in net assets resulting from operations           1,927,505         58,893,319

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                      (63,139,880)      (111,845,105)
Class B                                                       (3,615,958)        (9,139,799)
Class C                                                      (20,142,279)       (36,158,775)
                                                       --------------------------------------
                                                             (86,898,117)      (157,143,679)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:

Class A                                                      200,785,390         26,146,638
Class B                                                      (59,763,372)       (83,701,041)
Class C                                                       67,143,082        (27,123,556)
                                                       --------------------------------------
                                                             208,165,100        (84,677,959)

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------

Total increase (decrease)                                    123,194,488       (182,928,319)
---------------------------------------------------------------------------------------------
Beginning of period                                        4,025,204,031      4,208,132,350
                                                       --------------------------------------

End of period (including accumulated net investment
income of $8,521,372 and $10,327,231, respectively)    $   4,148,398,519   $  4,025,204,031
                                                       ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F40 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008

--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------

Net increase in net assets from operations                            $    1,927,505
--------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (403,386,593)
Proceeds from disposition of investment securities                       323,738,951
Short-term investment securities, net                                   (143,788,046)
Premium amortization                                                       7,700,932
Discount accretion                                                        (2,640,856)
Net realized loss on investments                                          12,651,074
Net change in unrealized depreciation on investments                      70,513,679
Increase in interest receivable                                           (5,422,692)
Increase in receivable for securities sold                               (44,246,618)
Increase in other assets                                                    (162,118)
Increase in payable for securities purchased                             126,067,954
Increase in payable for accrued expenses                                      94,155
                                                                      ----------------
Net cash used in operating activities                                    (56,952,673)

--------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------

Proceeds from bank borrowings                                            685,700,000
Payments on bank borrowings                                             (674,600,000)
Payments on short-term floating rate notes issued                        (74,750,000)
Proceeds from shares sold                                                653,228,332
Payment on shares redeemed                                              (510,285,658)
Cash distributions paid                                                  (21,874,837)
                                                                      ----------------
Net cash provided by financing activities                                 57,417,837

--------------------------------------------------------------------------------------
Net increase in cash                                                         465,164
--------------------------------------------------------------------------------------
Cash, beginning balance                                                    1,363,210
                                                                      ----------------
Cash, ending balance                                                  $    1,828,374
                                                                      ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $61,906,857.

Cash paid for interest on bank borrowings--$751,786.

Cash paid for interest on short-term floating rate notes issued--$2,739,946.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F41 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                          ENDED
                                  JUNE 30, 2008                                                      YEAR ENDED DECEMBER 31,
CLASS A                             (UNAUDITED)            2007            2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                             $       3.32     $      3.40      $     3.36    $      3.33    $      3.32    $      3.31
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                       .07 1           .14 1           .14 1          .14 1          .14 1          .14
Net realized and unrealized gain
(loss)                                     (.07)           (.08)            .03            .03            .01            .01
                                   ------------------------------------------------------------------------------------------------
Total from investment operations             --             .06             .17            .17            .15            .15
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                     (.07)           (.14)           (.13)          (.14)          (.14)          (.14)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $       3.25     $      3.32      $     3.40    $      3.36    $      3.33    $      3.32
                                   ================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                    0.14%           1.74%           5.30%          5.13%          4.77%          4.80%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in
thousands)                         $  2,887,460     $ 2,745,029      $2,784,037    $ 2,589,629    $ 2,155,310    $ 1,944,385
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $  2,793,789     $ 2,721,428      $2,696,464    $ 2,380,822    $ 2,029,517    $ 1,894,331
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                      4.46%           4.18%           4.10%          4.12%          4.30%          4.51%
Expenses excluding interest
and fees on short-term
floating rate notes issued                 0.79%           0.74%           0.79%          0.79%          0.77%          0.76%
Interest and fees on short-term
floating rate notes issued 4               0.14%           0.21%           0.18%          0.03%          0.01%          0.00%
                                   ------------------------------------------------------------------------------------------------
Total expenses                             0.93% 5         0.95% 5         0.97% 5        0.82% 5        0.78% 5        0.76% 5,6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       9%             18%             23%            19%            16%            28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F42 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                     SIX MONTHS
                                          ENDED
                                  JUNE 30, 2008                                                       YEAR ENDED DECEMBER 31,
CLASS B                             (UNAUDITED)            2007           2006           2005            2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                         $        3.32     $      3.40     $     3.36    $      3.32     $      3.32       $    3.31
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                       .06 1           .11 1          .11 1          .11 1           .12 1           .12
Net realized and unrealized gain
(loss)                                     (.07)           (.08)           .04            .04              --             .01
                                  -------------------------------------------------------------------------------------------------
Total from investment operations           (.01)            .03            .15            .15             .12             .13
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net
investment income                          (.06)           (.11)          (.11)          (.11)           (.12)           (.12)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $        3.25     $      3.32     $     3.40    $      3.36     $      3.32       $    3.32
                                  =================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                   (0.25)%          0.95%          4.48%          4.62%           3.65%           3.99%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in
thousands)                        $     164,163     $   228,022     $  318,452    $   379,045     $   417,473       $ 444,537
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                    $     191,843     $   272,855     $  346,849    $   398,461     $   427,486       $ 429,564
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average
net assets: 3
Net investment income                      3.67%           3.38%          3.31%          3.34%           3.52%           3.72%
Expenses excluding interest
and fees
on short-term floating rate
notes issued                               1.58%           1.54%          1.59%          1.58%           1.55%           1.55%
Interest and fees on
short-term floating rate
notes issued 4                             0.14%           0.21%          0.18%          0.03%           0.01%           0.00%
                                  -------------------------------------------------------------------------------------------------
Total expenses                             1.72% 5         1.75% 5        1.77% 5        1.61% 5         1.56% 5,6       1.55% 5,6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       9%             18%            23%            19%             16%             28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F43 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                   SIX MONTHS
                                        ENDED
                                JUNE 30, 2008                                                         YEAR ENDED DECEMBER 31,
CLASS C                           (UNAUDITED)            2007           2006             2005             2004           2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                       $        3.31     $      3.39     $     3.35      $      3.32      $      3.31     $     3.30
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .06 1           .11 1          .11 1            .11 1            .12 1          .12
Net realized and unrealized
gain (loss)                              (.07)           (.08)           .04              .03              .01            .01
                                ----------------------------------------------------------------------------------------------------
Total from investment
operations                               (.01)            .03            .15              .14              .13            .13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net
investment income                        (.06)           (.11)          (.11)            (.11)            (.12)          (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                          $        3.24     $      3.31     $     3.39      $      3.35      $      3.32     $     3.31
                                ====================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                 (0.24)%          0.97%          4.52%            4.35%            4.00%          4.02%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                  $   1,096,776     $ 1,052,153     $1,105,643      $ 1,139,882      $ 1,040,035     $1,006,103
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                  $   1,065,401     $ 1,076,271     $1,127,896      $ 1,095,066      $ 1,009,112     $  977,323
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                    3.70%           3.40%          3.34%            3.36%            3.55%          3.74%
Expenses excluding interest
and fees on short-term
floating rate notes issued               1.55%           1.52%          1.56%            1.56%            1.52%          1.52%
Interest and fees on
short-term floating rate
notes issued 4                           0.14%           0.21%          0.18%            0.03%            0.01%          0.00%
                                ----------------------------------------------------------------------------------------------------
Total expenses                           1.69% 5         1.73% 5        1.74% 5          1.59% 5          1.53% 5        1.52% 5,6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     9%             18%            23%              19%              16%            28%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F44 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the "Fund") is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

                   F45 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NAS-DAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

                   F46 | LIMITED TERM NEW YORK MUNICIPAL FUND

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                   WHEN-ISSUED OR DELAYED DELIVERY
                                                BASIS TRANSACTIONS
         -----------------------------------------------------------
         Purchased securities                       $  137,830,020
         Sold securities                                61,447,429

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 5% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $104,148,102 as of June 30, 2008, which represents 2.34% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's

                   F47 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At June 30, 2008, municipal bond holdings with a value of $171,648,703 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $104,115,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL          INVERSE                                     COUPON    MATURITY
AMOUNT             FLOATER 1                                     RATE 2     DATES               VALUE
-------------------------------------------------------------------------------------------------------
$     7,250,000    NYC GO RITES                                14.992%     6/1/23    $      7,964,270
      2,835,000    NYC GO ROLs                                 14.470     12/1/23           3,096,897
      2,500,000    NYC GO ROLs 3                               14.470      4/1/30           2,609,450
      2,500,000    NYC GO ROLs                                 14.470     8/15/23           2,721,600
     38,480,000    NYS DA RITES                                 7.952     8/15/25          39,336,950
      9,175,000    Port Authority NY/NJ RITES                   7.803     12/1/14          10,572,536
      5,600,000    Puerto Rico Highway & Transportation
                   Authority ROLs 3                             1.890      7/1/45           1,232,000
                                                                                     ------------------
                                                                                     $     67,533,703
                                                                                     ==================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F36 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance

                   F48 | LIMITED TERM NEW YORK MUNICIPAL FUND agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $18,700,000.

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

      The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of June 30, 2008, securities with an aggregate market value of $639,892, representing 0.02% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $1,594.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund utilized $647,547 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                EXPIRING
                --------------------------------------
                2011                    $  1,944,352

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $14,595,426 expiring by 2016. This estimated capital loss carry-forward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

                   F49 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities      $    4,358,484,206
                                             ====================
         Gross unrealized appreciation       $       31,272,533
         Gross unrealized depreciation              (82,789,494)
                                             --------------------
         Net unrealized depreciation         $      (51,516,961)
                                             ====================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the six months ended June 30, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

         Projected Benefit Obligations Increased       $    145,844
         Payments Made to Retired Trustees                    5,902
         Accumulated Liability as of June 30, 2008          701,872

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's

                   F50 | LIMITED TERM NEW YORK MUNICIPAL FUND assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                   F51 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      SIX MONTHS ENDED JUNE 30, 2008         YEAR ENDED DECEMBER 31, 2007
                                         SHARES               AMOUNT         SHARES                AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                149,139,850    $     490,664,501     226,258,213    $     758,534,521
Dividends and/or distributions
reinvested                           13,470,162           44,258,966      23,926,697           80,243,124
Redeemed                           (101,446,689)        (334,138,077)   (241,991,540)        (812,631,007)
                                   -------------------------------------------------------------------------
Net increase                         61,163,323    $     200,785,390       8,193,370    $      26,146,638
                                   =========================================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                  1,796,610    $       5,891,107       1,635,985    $       5,476,765
Dividends and/or distributions
reinvested                              784,601            2,577,371       1,971,698            6,611,007
Redeemed                            (20,802,256)         (68,231,850)    (28,573,122)         (95,788,813)
                                   -------------------------------------------------------------------------
Net decrease                        (18,221,045)   $     (59,763,372)    (24,965,439)   $     (83,701,041)
                                   =========================================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                 48,881,903    $     160,200,780      53,675,266    $     179,391,537
Dividends and/or distributions
reinvested                            4,602,303           15,070,520       8,286,573           27,698,823
Redeemed                            (32,985,811)        (108,128,218)    (70,087,523)        (234,213,916)
                                   -------------------------------------------------------------------------
Net increase (decrease)              20,498,395    $      67,143,082      (8,125,684)   $     (27,123,556)
                                   =========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2008, were as follows:

                                           PURCHASES              SALES
         ----------------------------------------------------------------
         Investment securities       $   403,386,593    $   323,738,951

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

         FEE SCHEDULE
         ----------------------------------------
         Up to $100 million                0.50%
         Next $150 million                 0.45
         Next $1.75 billion                0.40
         Next $3 billion                   0.39
         Over $5 billion                   0.38

                   F52 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2008, the Fund paid $605,742 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $691,366 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class C shares was $29,641,076. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

                   F53 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                      CLASS A         CLASS B         CLASS C
                                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                                    FRONT-END        DEFERRED        DEFERRED        DEFERRED
                                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
June 30, 2008                       $ 531,973       $ 122,668        $ 73,644        $ 78,310
----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7043% as of June 30, 2008).

                   F54 | LIMITED TERM NEW YORK MUNICIPAL FUND

The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.7043%. Details of the borrowings for the six months ended June 30, 2008 are as follows:

         Average Daily Loan Balance               $  47,346,154
         Average Daily Interest Rate                      3.538%
         Fees Paid                                $     232,028
         Interest Paid                            $     751,786

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                   F55 | LIMITED TERM NEW YORK MUNICIPAL FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                   F56 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/ TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008